                                                                     MAY 1, 2001

                               SELECT*ANNUITY III
              INDIVIDUAL DEFERRED VARIABLE/FIXED ANNUITY CONTRACTS
                                    ISSUED BY
                    THE RELIASTAR SELECT VARIABLE ACCOUNT OF
                        RELIASTAR LIFE INSURANCE COMPANY

PROFILE OF OUR INDIVIDUAL FIXED AND VARIABLE ANNUITY CONTRACT

THIS PROFILE IS A SUMMARY OF SOME OF THE MORE IMPORTANT FEATURES OF THE CONTRACT
THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING IT. THE CONTRACT IS MORE
FULLY DESCRIBED IN THE PROSPECTUS WHICH ACCOMPANIES THIS PROFILE. PLEASE READ
THE PROSPECTUS CAREFULLY.

1. THE ANNUITY CONTRACT: The fixed and variable annuity contract we are offering is a contract between you, the owner, and us, ReliaStar Life Insurance Company
("ReliaStar Life"). It provides a means for selecting one or more investment funds ("Investment Option" or "Funds") on a tax-deferred basis. The Contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and guaranteed income options.

     Through the Variable Account, the Contract offers up to 34 investment options. The returns on these investment options are not guaranteed and possibly you can lose money. Currently, there is a $25 charge for each transfer in excess of 24 transfers per Contract Year.

     The Contract also offers a Fixed Account. This Fixed Account has an interest rate that is set periodically by ReliaStar Life. While your money is in the fixed account, the interest you earn and your principal is guaranteed by
ReliaStar Life.

     The Contract has two phases: the accumulation phase and the income or payout phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are generally not taxed as income until you make a surrender. The amounts accumulated during the accumulation phase will determine the amount of annuity payments. The income phase occurs when you begin receiving regular annuity payments from your contract on the annuity commencement date.

2. ANNUITY PAYMENTS (THE INCOME PHASE): If you want to receive regular income from your annuity, you can choose one of three options: (1) monthly payments for your life (assuming you are the annuitant); (2) monthly payments for your life, but with payments continuing to the beneficiary for 10 or 20 years (as you select) if you die before the end of the selected period; and (3) monthly payments for your life and for the life of another person (usually your spouse)
selected by you. Once you begin receiving regular annuity payments, you cannot change your payment plan.

     During the income phase, you have the same investment options you had during the accumulation phase. You can choose to have annuity payments come from the Fixed Account, the Variable Account or both. If you choose to have any part of your annuity payments come from the Variable Account, the dollar amount of your annuity payments may go up or down.

3. PURCHASE: The minimum amount ReliaStar Life will accept as an initial purchase payment is $5,000 for Non-Qualified Contracts and $2,000 for Qualified
Contracts. ReliaStar Life may choose not to accept any subsequent purchase payment for a Non-Qualified Contract if it is less than $500 and for a Qualified
Contract if it is less than $50. ReliaStar Life may choose not to accept any subsequent purchase payments if the additional payments, when added to the
Contract Value at the next Valuation Date, would exceed $1 million.

4. INVESTMENT OPTIONS: You can put your money in up to thirty-four (34)
investment options which are described in the prospectuses for the Funds.

                                        i

                                                              FIDELITY VARIABLE INSURANCE
 AIM VARIABLE INSURANCE FUNDS     THE ALGER AMERICAN FUND            PRODUCTS FUND
------------------------------   -------------------------   -----------------------------
AIM V.I. Dent Demographic        Alger American              VIP Equity-Income
 Trends Fund                      Growth Portfolio            Portfolio --
                                 Alger American               Initial Class
                                  Leveraged AllCap           VIP Growth Portfolio --
                                  Portfolio                   Initial Class
                                 Alger American              VIP High Income
                                  MidCap Growth               Portfolio --
                                  Portfolio                   Initial Class
                                 Alger American              VIP Money Market
                                  Small Capitalization        Portfolio --
                                  Portfolio                   Initial Class
                                                             VIP Overseas Portfolio --
                                                              Initial Class*

 FIDELITY VARIABLE INSURANCE                              NEUBERGER BERMAN ADVISERS
       PRODUCTS FUND II           JANUS ASPEN SERIES          MANAGEMENT TRUST
-----------------------------   ----------------------   --------------------------
VIP II Contrafund(R)            Aggressive Growth        Limited Maturity Bond
 Portfolio -- Initial Class      Portfolio                Portfolio
VIP II Index 500                Growth Portfolio         Partners Portfolio
 Portfolio -- Initial Class     International Growth     Socially Responsive
VIP II Investment Grade          Portfolio                Portfolio
 Bond Portfolio --              Worldwide Growth
 Initial Class                   Portfolio
VIP II Asset Manager
 Portfolio --
 Initial Class*

  OCC ACCUMULATION TRUST     PILGRIM VARIABLE PRODUCTS TRUST     PUTNAM VARIABLE TRUST
-------------------------   ---------------------------------   -----------------------
Equity Portfolio            Growth Opportunities                Putnam VT Growth and
Global Equity Portfolio      Portfolio                           Income Fund --
Managed Portfolio           Growth + Value Portfolio             Class IA Shares
Small Cap Portfolio         High Yield Bond                     Putnam VT New
                             Portfolio                           Opportunities Fund --
                            International Value                  Class IA Shares
                             Portfolio                          Putnam VT Voyager
                            MagnaCap Portfolio                   Fund -- Class IA
                            MidCap Opportunities                 Shares
                             Portfolio                          Putnam VT Asia Pacific
                            Research Enhanced Index              Growth Fund --
                             Portfolio                           Class IA Shares*
                            SmallCap Opportunities              Putnam VT Diversified
                             Portfolio                           Income Fund --
                                                                 Class IA Shares*
                                                                Putnam VT Utilities
                                                                 Growth + Income Fund*

Depending upon market conditions, you can make or lose money in any of these
Funds.

-----------------
*Transfers or deposits are not allowed into the Sub-Account investing in this
 Fund. Effective April 30, 1999, this Sub-Account was closed to new investments.
 There is no further disclosure regarding this Sub-Account in this profile.

                                       ii

5. EXPENSES: The Contract has insurance features and investment features, and there are costs related to each.

     Each year ReliaStar Life deducts a $30 contract maintenance charge from your Contract. ReliaStar Life reserves the right to waive this Annual Contract
Charge for business applied for on or after May 30, 1998 where the cumulative purchase payments, less any cumulative partial surrenders, exceed $50,000. We also deduct for insurance and administrative charges which annually total 1.40%
of the average daily value of your Contract allocated to the investment portfolios.

     There are also investment fund annual expenses which ranged for the year ended December 31, 2000 from 0.33% to 1.54% of the average daily value of the investment fund depending upon the investment option which you select.

     If you take your money out, we may assess a surrender charge. This charge is a percentage of each purchase payment surrendered. The percentage of the charge corresponds to the Contract Year of surrender minus the Contract Year of the purchase payment, and declines from 6% to 0% over 6 years. This charge is equal to a maximum of 6% in years 1 and 2 and reduces to 0 after year 6. We may also assess a state premium tax charge which ranges from 0% to 4.0% depending upon the state.

     We reserve the right to assess a partial surrender fee of the lesser of 2%
of the partial surrender amount or $25.

     We also assess a transfer charge of $25 per transfer for transfers between the Sub-Accounts or to the Fixed Account after the 24th transfer in a Contract
Year. For purposes of this restriction, reallocations under the ReliaStar Life
Dollar Cost Averaging, Portfolio Rebalancing, and Systematic Withdrawal Services
currently do not count as transfers, and multiple transfers on a single day currently constitute a single transfer. We reserve the right to impose a $25 charge on any transfer and to restrict the number of transfers.

     The following chart is designed to help you understand the expenses in the
Contract. The column "Total Annual Expenses" shows the total of the $30 contract maintenance charge (which is represented as .06% below), the 1.40% insurance charges, and the investment expenses for each investment portfolio. The next two columns show you two examples of the expenses, in dollars, you would pay under a
Contract. The examples assume that you invested $1,000 in a Contract which earns
5% annually and that you withdraw your money: (1) at the end of year 1, and (2)
at the end of year 10. For year 1, the Total Annual Expenses are assessed as well as the surrender charges. For year 10, the example shows the aggregate of all the annual expenses assessed for the 10 years, but there is no surrender charge. The premium tax is assumed to be 0% in both examples.

                                       iii

                              FUND EXPENSE TABLE*
                                                                                                                EXAMPLES:
                                                                                                               TOTAL ANNUAL
                                                                                                            EXPENSES AT END OF:
                                                                                                            -------------------
                                                        TOTAL ANNUAL        TOTAL ANNUAL      TOTAL ANNUAL     (1)       (2)
INVESTMENT FUNDS                                     INSURANCE CHARGES   PORTFOLIO EXPENSES     EXPENSES     1 YEAR   10 YEARS
----------------                                     -----------------   ------------------   ------------   ------   --------
AIM VARIABLE INSURANCE FUNDS:
 AIM V.I. Dent Demographic Trends Fund ..............       1.46%                1.50%             2.96%       $84      $328
THE ALGER AMERICAN FUND:
 Alger American Growth Portfolio ....................       1.46%                0.79%             2.25%       $77      $258
 Alger American Leveraged AllCap Portfolio ..........       1.46%                0.90%             2.36%       $78      $269
 Alger American MidCap Growth Portfolio .............       1.46%                0.84%             2.30%       $77      $263
 Alger American Small Capitalization Portfolio ......       1.46%                0.90%             2.36%       $78      $269
FIDELITY VARIABLE INSURANCE PRODUCTS FUND:
 VIP Equity-Income Portfolio -- Initial Class .......       1.46%                0.56%             2.02%       $74      $234
 VIP Growth Portfolio -- Initial Class ..............       1.46%                0.65%             2.11%       $75      $244
 VIP High Income Portfolio -- Initial Class .........       1.46%                0.68%             2.14%       $76      $247
 VIP Money Market Portfolio -- Initial Class ........       1.46%                0.35%             1.81%       $72      $212
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II:
 VIP II Contrafund Portfolio -- Initial Class .......       1.46%                0.66%             2.12%       $75      $245
 VIP II Index 500 Portfolio -- Initial Class ........       1.46%                0.33%             1.79%       $72      $210
 VIP II Investment Grade Bond Portfolio --
  Initial Class .....................................       1.46%                0.54%             2.00%       $74      $232
JANUS ASPEN SERIES:
 Aggressive Growth Portfolio ........................       1.46%                0.66%             2.12%       $75      $245
 Growth Portfolio ...................................       1.46%                0.67%             2.13%       $76      $246
 International Growth Portfolio .....................       1.46%                0.71%             2.17%       $76      $250
 Worldwide Growth Portfolio .........................       1.46%                0.69%             2.15%       $76      $248
NEUBERGER BERMAN ADVISERS
 MANAGEMENT TRUST:
 Limited Maturity Bond Portfolio ....................       1.46%                0.76%             2.22%       $76      $255
 Partners Portfolio .................................       1.46%                0.92%             2.38%       $78      $271
 Socially Responsive Portfolio ......................       1.46%                1.54%             3.00%       $84      $331
OCC ACCUMULATION TRUST:
 Equity Portfolio ...................................       1.46%                0.95%             2.41%       $78      $274
 Global Equity Portfolio ............................       1.46%                1.14%             2.60%       $80      $293
 Managed Portfolio ..................................       1.46%                0.86%             2.32%       $77      $265
 Small Cap Portfolio ................................       1.46%                0.90%             2.36%       $78      $269
PILGRIM VARIABLE PRODUCTS TRUST:
 Growth Opportunities Portfolio .....................       1.46%                0.90%             2.36%       $78      $269
 Growth + Value Portfolio ...........................       1.46%                0.80%             2.26%       $77      $259
 High Yield Bond Portfolio ..........................       1.46%                0.80%             2.26%       $77      $259
 International Value Portfolio ......................       1.46%                1.00%             2.46%       $79      $279
 MagnaCap Portfolio .................................       1.46%                0.90%             2.36%       $78      $269
 MidCap Opportunities Portfolio .....................       1.46%                0.90%             2.36%       $78      $269
 Research Enhanced Index Portfolio ..................       1.46%                0.90%             2.36%       $78      $269
 SmallCap Opportunities Portfolio ...................       1.46%                0.90%             2.36%       $78      $269
PUTNAM VARIABLE TRUST:
 Putnam VT Growth and Income Fund --
  Class IA Shares ...................................       1.46%                0.50%             1.96%       $74      $228
 Putnam VT New Opportunities Fund --
  Class IA Shares ...................................       1.46%                0.57%             2.03%       $75      $235
 Putnam VT Voyager Fund -- Class IA Shares ..........       1.46%                0.56%             2.02%       $74      $234

---------------------
* The fees and expense information regarding the Funds was provided by the
  Funds. Except for the Pilgrim Variable Products Trust, neither the Funds nor their advisers are affiliated with the Company.

     Certain of the portfolios are subject to fee waiver or reimbursement arrangements. The charges listed above reflect any expense reimbursement or fee waiver. For more detailed information, see Summary of Contract Expenses in the
Prospectus for the Contract.

                                       iv

6. TAXES: Your earnings generally are not taxed until you take them out. If you withdraw money, earnings may come out first and will be taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10%
federal tax penalty on the amount treated as taxable income. Annuity payments during the income phase may be considered partly a return of your original investment, in which case that part of each payment is not taxable as income.
Different tax consequences may apply to distributions from a Qualified Contract.

7. ACCESS TO YOUR MONEY: You can take money out at any time during the accumulation phase. After the first year, you can take up to 10% of your total purchase payments each year without charge from us. Surrenders in excess of that will be charged a maximum of 6% in years 1 and 2 which reduces to 0 after year
6. After we have a payment for 6 years, there is no charge for surrenders for those payments. You may also have to pay income tax and a tax penalty on any money you take out. Each purchase payment you add to your Contract has its own 6 year surrender charge period.

8. PERFORMANCE: The value of the Contract will vary up or down depending upon the investment performance of the investment fund you choose. The following chart shows total returns through December 31, 2000, for each investment fund for the time periods shown. This chart reports performance returns only for periods where our Contracts offered the investment fund for a complete year.
These numbers reflect the insurance charges, the annual contract charge, and the investment expenses and all other expenses of the investment fund.

     These numbers do not reflect any surrender charges and if applied these charges would reduce such performance. Past performance is not a guarantee of future results. Investment in the money market fund option is neither insured nor guaranteed by the U.S. government and there can be no assurance that it will be able to maintain a stable net asset value of $1 per share.

                                        v

     Performances of certain of the portfolios reflect a voluntary expense limitation, as described in the prospectus. In the absence of this voluntary limitation the total return would have been lower.

                                                                                          CALENDAR YEAR
                                                                 2000        1999        1998        1997       1996       1995
                                                                ------      ------      ------      ------     ------     ------
AIM VARIABLE INSURANCE FUNDS:
 AIM V.I. Dent Demographic Trends Fund ......................   (25.09)%       N/A         N/A         N/A        N/A        N/A
THE ALGER AMERICAN FUND:
 Alger American Growth Portfolio ............................   (16.01)%     31.84%      45.96%        N/A        N/A        N/A
 Alger American Leveraged AllCap Portfolio ..................      N/A         N/A         N/A         N/A        N/A        N/A
 Alger American MidCap Growth Portfolio .....................     7.62%      29.97%      28.43%        N/A        N/A        N/A
 Alger American Small Capitalization Portfolio ..............   (28.26)%     41.38%      13.87%        N/A        N/A        N/A
FIDELITY VARIABLE INSURANCE PRODUCTS FUND:
 VIP Equity-Income Portfolio -- Initial Class ...............     6.87%       4.81%      10.02%      26.26%     12.60%     33.12%
 VIP Growth Portfolio -- Initial Class ......................   (12.26)%     35.48%      37.50%      21.70%     13.02%     33.39%
 VIP High Income Portfolio -- Initial Class .................   (23.60)%      6.61%      (5.72)%     15.96%     12.36%     18.83%
 VIP Money Market Portfolio -- Initial Class ................     4.80%       3.67%       3.93%       3.96%      3.86%      4.31%
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II:
 VIP II Contrafund Portfolio -- Initial Class ...............   (7.97)%      22.48%      28.12%      22.35%     19.53%       N/A
 VIP II Index 500 Portfolio -- Initial Class ................   (10.61)%     18.79%      26.49%      30.79%     21.02%     35.19%
 VIP II Investment Grade Bond Portfolio -- Initial Class ....     9.63%      (2.47)%      7.28%       7.48%      1.66%     15.60%
JANUS ASPEN SERIES:
 Aggressive Growth Portfolio ................................   (32.82)%    122.24%      32.34%        N/A        N/A        N/A
 Growth Portfolio ...........................................   (15.79)%     41.94%      33.72%        N/A        N/A        N/A
 International Growth Portfolio .............................   (17.16)%     79.71%      15.55%        N/A        N/A        N/A
 Worldwide Growth Portfolio .................................   (16.89)%     62.13%      27.08%        N/A        N/A        N/A
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
 Limited Maturity Bond Portfolio ............................     5.26%       0.02%       2.88%        N/A        N/A        N/A
 Partners Portfolio .........................................    (0.74)%      5.83%       2.70%        N/A        N/A        N/A
 Socially Responsive Portfolio ..............................    (3.02)%       N/A         N/A         N/A        N/A        N/A
OCC ACCUMULATION TRUST:
 Equity Portfolio ...........................................     8.34%       1.07%      10.25%        N/A        N/A        N/A
 Global Equity Portfolio ....................................     3.20%      24.72%      11.66%        N/A        N/A        N/A
 Managed Portfolio ..........................................     8.18%       3.49%       5.58%        N/A        N/A        N/A
 Small Cap Portfolio ........................................    42.14%      (3.24)%    (10.35)%       N/A        N/A        N/A
PILGRIM VARIABLE PRODUCTS TRUST:
 Growth Opportunities Portfolio .............................      N/A         N/A         N/A         N/A        N/A        N/A
 Growth + Value Portfolio ...................................   (11.08)%     92.24%      17.61%      12.99%     21.30%       N/A
 High Yield Bond Portfolio ..................................   (12.91)%     (4.61)      (0.87)%       N/A        N/A        N/A
 International Value Portfolio ..............................     1.70%      48.05%      15.25%        N/A        N/A        N/A
 MagnaCap Portfolio .........................................      N/A         N/A         N/A         N/A        N/A        N/A
 MidCap Opportunities Portfolio .............................      N/A         N/A         N/A         N/A        N/A        N/A
 Research Enhanced Index Portfolio ..........................   (12.90)%      4.30%      (0.11)%      5.46%     11.61%       N/A
 SmallCap Opportunities Portfolio ...........................    (0.37)%    137.66%      15.61%      13.94%     12.13%       N/A
PUTNAM VARIABLE TRUST:
 Putnam VT Growth and Income Fund - Class IA Shares .........     6.57%       0.13%      13.76%      22.36%     20.13%     34.72%
 Putnam VT New Opportunities Fund - Class IA Shares .........   (27.17)%     66.96%      22.60%      21.51%      8.55%       N/A
 Putnam VT Voyager Fund - Class IA Shares ...................   (17.62)%     55.98%      22.58%      24.69%     11.31%     38.62%

9. DEATH BENEFIT: If you die prior to the income phase, the person you have chosen as your beneficiary will receive a death benefit. This death benefit will be the greater of three amounts: 1) the money you've put in, reduced for any money you've taken out (including any applicable surrender charges), or 2) the current value of your Contract, or 3) the value of your Contract at the most recent Specified Contract Anniversary (as defined in the Prospectus for the
Contract) plus any money you've added since that anniversary reduced for any money you've taken out since that anniversary. If you die after age 85, your beneficiary will receive the Contract Value.

                                       vi

10. OTHER INFORMATION

FREE LOOK. If you cancel the Contract within 10 days after receiving it (or whatever period is provided by your state), we will return the Contract Value without assessing a withdrawal charge. You will receive whatever your Contract is worth on the day we receive your request. This may be more or less than your original payment. Certain states may require that we refund your purchase payments (less any surrenders previously taken).

NO PROBATE. In most cases, when you die, the person you choose as your beneficiary will receive the death benefit without going through probate.

WHO SHOULD PURCHASE THE CONTRACT? This Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is most attractive to people in high federal and state tax brackets. You should not buy this Contract if you are looking for a short-term investment or if you cannot take the risk of getting back less money than you put in.

ADDITIONAL FEATURES. This Contract has additional Features you might be interested in. These include:

     *    You can arrange to have money automatically sent to you each month while your Contract is still in the accumulation phase. Of course, you'll have to pay taxes on money you receive. We call this feature the Systematic Withdrawal Program.

     *    You can arrange to have a regular amount of money automatically transferred to investment portfolios each month to provide for regular level investments over time. Since you invest the same amount on a regular basis, you automatically acquire more units when market values fall and fewer units when they rise. The potential benefit is to lower your average cost per unit. This strategy does not guarantee that any
          Investment Fund will gain in value. It also will not protect against a decline if market prices fall. We call this feature Dollar Cost
          Averaging.

     *    ReliaStar Life will automatically readjust the money in your Contract between investment portfolios periodically to keep the blend you select. We call this feature Portfolio Rebalancing.

These features are not available in all states and may not be suitable for your particular situation.

11. INQUIRIES If you need more information, please contact us at:

ReliaStar Life Insurance Company
ReliaStar Service Center
P.O. Box 5050
Minot, ND 58702-5050
1-877-884-5050

or the distributor of the Contracts, our affiliated Company,

Washington Square Securities, Inc.
20 Washington Avenue South
Minneapolis, Minnesota 55401

1-800-333-6965

or your registered representative.

                                       vii

                           20 Washington Avenue South
                          Minneapolis, Minnesota 55401

                            ------------------------

                               SELECT*ANNUITY III

              INDIVIDUAL DEFERRED VARIABLE/FIXED ANNUITY CONTRACTS
                                    ISSUED BY
                    THE RELIASTAR SELECT VARIABLE ACCOUNT OF
                        RELIASTAR LIFE INSURANCE COMPANY

     This Prospectus offers flexible purchase payment Individual Deferred
Variable/Fixed Annuity Contracts. The Contracts are sold both as non-qualified contracts and in connection with retirement plans which may qualify for special federal tax treatment under the Internal Revenue Code. (See "Federal Tax
Status.") Annuity payouts from the Contracts are deferred until a selected later date.

     Subject to certain restrictions, you can allocate premiums to:

     *    the Fixed Account, an account that provides a minimum specified rate of interest; and

     *    Sub-Accounts of ReliaStar Select Variable Account (the "Variable
          Account"), a variable account allowing you to invest in certain portfolios of the following Funds (the "Investment Funds"):

AIM Variable Insurance Funds                      Neuberger Berman Advisers Management Trust
The Alger American Fund                           OCC Accumulation Trust
Fidelity Variable Insurance Products Fund*        Pilgrim Variable Products Trust
Fidelity Variable Insurance Products Fund II*     Putnam Variable Trust*
Janus Aspen Series

     The Variable Account, your account value and the amount of any variable annuity payments that you receive will vary, primarily based on the investment performance of the Investment Funds you select. (For more information about investing in the Investment Funds, see "Investments of the Variable Account.")
The Fixed Account is the general account of ReliaStar Life Insurance Company
("ReliaStar Life"). The Fixed Account is not available to Contract Owners in the
States of Maryland, Oregon, South Carolina and Washington.

     Additional information about the Contracts, ReliaStar Life and the Variable
Account, contained in a Statement of Additional Information dated May 1, 2001, has been filed with the Securities and Exchange Commission. The Statement of
Additional Information is available by accessing the SEC's Internet web site
(http: // www.sec.gov) or upon request without charge by writing to ReliaStar
Life Insurance Company, ReliaStar Service Center, P.O. Box 5050, Minot, North
Dakota 58702-5050 or by calling 1-877-884-5050. The Statement of Additional
Information is incorporated by reference in this Prospectus and its Table of
Contents can be found on page 34 of this Prospectus.

THIS PROSPECTUS SETS FORTH CONCISELY THE INFORMATION ABOUT THE CONTRACTS THAT A
PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING AND SHOULD BE RETAINED FOR
FUTURE REFERENCE.

     These insurance and investment products:

     *    ARE NOT BANK DEPOSITS OR GUARANTEED BY A BANK

     *    ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD
          OR ANY OTHER GOVERNMENT AGENCY

     *    ARE AFFECTED BY MARKET FLUCTUATIONS AND SO INVOLVE INVESTMENT RISK,
          INCLUDING POSSIBLE LOSS OF PRINCIPAL

     *    HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE
          COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON
          THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE
          CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS IS ACCOMPANIED BY THE CURRENT PROSPECTUSES FOR THE INVESTMENT
FUNDS OFFERED BY THE AIM VARIABLE INSURANCE FUNDS, THE ALGER AMERICAN FUND,
FIDELITY VARIABLE INSURANCE PRODUCTS FUND, FIDELITY VARIABLE INSURANCE PRODUCTS
FUND II, JANUS ASPEN SERIES, NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST, OCC
ACCUMULATION TRUST, PILGRIM VARIABLE PRODUCTS TRUST, AND PUTNAM VARIABLE TRUST.
PLEASE READ THESE PROSPECTUSES CAREFULLY BEFORE INVESTING IN THE VARIABLE
ACCOUNT AND KEEP THEM FOR FUTURE REFERENCE.

THE DATE OF THIS PROSPECTUS IS MAY 1, 2001.

---------------------
*Transfers or deposits are not allowed into the Fidelity VIP Overseas
 Sub-Account, Fidelity VIP II Asset Manager Sub-Account, Putnam VT Asia Pacific
 Growth Sub-Account, Putnam VT Utilities Growth & Income Fund, and Putnam VT
 Diversified Income Sub-Account. Effective April 30, 1999, these Sub-Accounts were closed to new investments. There is no further disclosure regarding these
 Sub-Accounts in this Prospectus.

 General: Reduction or Waiver of Charges or Minimum Purchase Payments     19

                                        2

Appendix B: Performance Information and Condensed Financial Information     B-1

                                        3

DEFINITIONS

ANNUITANT. The person who is named by the Owner whose life determines the annuity benefits payable.

ANNUITY COMMENCEMENT DATE (COMMENCEMENT DATE). The date on which the annuity payments begin, which must be the first day of a month. The date will be the first day of the month following the Annuitant's 75th birthday unless an earlier or later date has been selected by the Owner and, if the date is later, it has been agreed to by ReliaStar Life.

BENEFICIARY. The person who is named to receive the Contract Value upon the death of the Owner before the Annuity Commencement Date or to receive the balance of the annuity payments, if any, under the Annuity Form in effect at the
Annuitant's death.

CODE. The Internal Revenue Code of 1986, as amended.

CONTRACT ANNIVERSARY. Occurs yearly on the same day and month the Contract was issued.

CONTRACT OWNER (OWNER). The person who controls all the rights and privileges under the Contract. The Annuitant owns the Contract unless another Owner is named as provided for in the Contract. The Contract may be owned by one, but no more than two, natural persons. When it is held under a retirement plan or program described in Section 401(a), 403(a), 403(b), 408 or 408A or similar provisions of the Code, it may be held by one natural person only.

CONTRACT VALUE. The sum of (a) the Variable Account Contract Value, which is the value of the Sub-Account Accumulation Units under the Contract plus (b) the
Fixed Account Contract Value, which is the sum of purchase payments allocated to the Fixed Account under the Contract, plus credited interest, minus surrenders, surrender charges previously applied, and any annual administrative charges applicable to the Fixed Account, and minus any transfers to the Variable
Account.

CONTRACT YEAR. Each twelve-month period starting with the date the Contract was issued and each Contract Anniversary after that.

DEATH BENEFIT. The amount payable upon the death of a Contract Owner before the
Annuity Commencement Date. (See "Death Benefit Before the Annuity Commencement
Date.")

DEATH BENEFIT VALUATION DATE. The Death Benefit Valuation Date is the Valuation
Date next following the date ReliaStar Life receives proof of death and a written request from the Beneficiary for a single sum payment or an Annuity Form permitted by Section 72(s) of the Code.

FIXED ACCOUNT. The Fixed Account is the general account of ReliaStar Life, which consists of all assets of ReliaStar Life other than those allocated to separate accounts of ReliaStar Life.

FIXED ANNUITY. An annuity with payments which do not vary as to dollar amount.

INVESTMENT FUNDS. Any open-end management investment company (or portfolio thereof) or unit investment trust (or series thereof) in which a Sub-Account invests.

QUALIFIED PLAN. A retirement plan under Sections 401, 403, 408 or 408A or similar provisions of the Code.

SPECIFIED CONTRACT ANNIVERSARY. Each consecutive six year anniversary date measured from the date the Contract was issued. The Specified Contract
Anniversary is used to determine the Death Benefit payable if the Contract Owner dies before the Annuity Commencement Date. (See "Death Benefit Before the
Annuity Commencement Date.")

SUB-ACCOUNT. That portion of the Variable Account which invests in shares of a specific Investment Fund.

SUB-ACCOUNT ACCUMULATION UNIT. A unit of measure used to determine the Variable
Account Contract Value before annuity payments start.

SUCCESSOR BENEFICIARY. The person named to become the Beneficiary if the
Beneficiary is not alive.

VALUATION DATE. Each day on which the New York Stock Exchange is open for business except for a day that a Sub-Account's corresponding Fund does not value its shares. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day; Martin Luther King, Jr. Day;
President's Day; Good Friday; Fourth of July; Labor Day; Thanksgiving Day; and
Christmas Day.

VALUATION PERIOD. The time interval between a Valuation Date and the next
Valuation Date.

                                        4

VARIABLE ACCOUNT. A separate account of ReliaStar Life consisting of assets set aside by ReliaStar Life, the investment performance of which is kept separate from that of the general assets of ReliaStar Life.

VARIABLE ANNUITY. A series of periodic payments to the Contract Payee which will vary in amount, primarily based on the investment results of the Sub-Accounts under the Contract.

VARIABLE ANNUITY UNIT. A unit of measure used in the calculation of the second and each subsequent variable annuity payment from the Variable Account.

                                        5

                          SUMMARY OF CONTRACT EXPENSES

MAXIMUM CONTRACT OWNER TRANSACTION EXPENSES

Sales Charge Imposed on Purchases ......................................... None

     Maximum Surrender Charge (as a percentage of amounts surrendered attributable to purchase payments made in the last six Contract Years) (a)

      CONTRACT YEAR OF SURRENDER MINUS    SURRENDER CHARGE AS A PERCENTAGE
      CONTRACT YEAR OF PURCHASE PAYMENT       OF EACH PURCHASE PAYMENT
      ---------------------------------   --------------------------------
                     0-1                                 6%
                     2-3                                 5
                     4-5                                 4
                 6 and later                             0

Partial Surrender Fee(a) ......... Lesser of 2% of the partial surrender amount or $  25

Transfer Charge(b) ...........................................................     $  25
ANNUAL CONTRACT CHARGE .......................................................     $  30
VARIABLE ACCOUNT ANNUAL EXPENSES (as a percentage of average contract value)
 Mortality and Expense Risk Premiums .........................................      1.25%
 Other Account Fees and Expenses (See "Administration Charge") ...............       .15%
 Total Variable Account Annual Expenses ......................................      1.40%

     In addition to the costs and expenses shown in this table, state premium taxes may also be applicable. For more information on state premium taxes, see
"Premium and Other Taxes."

---------------------
(a)  In certain situations amounts can be surrendered without any surrender charge. For more information on the Surrender Charge, see "Surrender Charge
     (Contingent Deferred Sales Charge)." ReliaStar Life reserves the right to charge a partial surrender processing fee not to exceed the lesser of 2% of the partial surrender charge amount or $25. For more information on the processing fee, see "Surrender (Redemption)."

(b)  ReliaStar Life currently imposes a charge of $25 per transfer for transfers between the Sub-Accounts or to the Fixed Account after the 24th transfer in a Contract Year. ReliaStar Life reserves the right to impose a $25 charge on any transfer and to restrict the number of transfers.

                                        6

ANNUAL INVESTMENT FUND EXPENSES FOR THE YEAR ENDED DECEMBER 31, 2000*:
(as a percentage of Investment Fund average net assets)

                                                                MANAGEMENT                TOTAL        FEES AND       TOTAL NET
                                                                (ADVISORY)    OTHER     PORTFOLIO   EXPENSES WAIVED   PORTFOLIO
PORTFOLIO                                                          FEES      EXPENSES    EXPENSES    OR REIMBURSED    EXPENSES
---------                                                       ----------   --------   ---------   ---------------   ---------
AIM V.I. Dent Demographic Trends Fund (a)(b) .................      0.85%      0.78%       1.63%         0.13%          1.50%
Alger American Growth Portfolio (a) ..........................      0.75%      0.04%       0.79%          N/A           0.79%
Alger American Leveraged AllCap Portfolio (a) ................      0.85%      0.05%       0.90%          N/A           0.90%
Alger American MidCap Growth Portfolio (a) ...................      0.80%      0.04%       0.84%          N/A           0.84%
Alger American Small Capitalization Portfolio (a) ............      0.85%      0.05%       0.90%          N/A           0.90%
Fidelity VIP Equity-Income Portfolio Initial Class (a)(c) ....      0.48%      0.08%       0.56%          N/A           0.56%
Fidelity VIP Growth Portfolio Initial Class (a)(c) ...........      0.57%      0.08%       0.65%          N/A           0.65%
Fidelity VIP High Income Portfolio -- Initial Class (a)(c) ...      0.58%      0.10%       0.68%          N/A           0.68%
Fidelity VIP Money Market Portfolio Initial Class (d) ........      0.27%      0.08%       0.35%          N/A           0.35%
Fidelity VIP II Contrafund Portfolio Initial Class (a)(c) ....      0.57%      0.09%       0.66%          N/A           0.66%
Fidelity VIP II Index 500 Portfolio Initial Class (a)(e) .....      0.24%      0.09%       0.33%          N/A           0.33%
Fidelity VIP II Investment Grade Bond Portfolio
 Initial Class (a) ...........................................      0.43%      0.11%       0.54%          N/A           0.54%
Janus Aspen Aggressive Growth Portfolio (a)(f) ...............      0.65%      0.01%       0.66%          N/A           0.66%
Janus Aspen Growth Portfolio (a)(f) ..........................      0.65%      0.02%       0.67%          N/A           0.67%
Janus Aspen International Growth Portfolio (a)(f) ............      0.65%      0.06%       0.71%          N/A           0.71%
Janus Aspen Worldwide Growth Portfolio (a)(f) ................      0.65%      0.04%       0.69%          N/A           0.69%
Neuberger Berman Advisers Management Trust Limited
 Maturity Bond Portfolio (a) .................................      0.65%      0.11%       0.76%          N/A           0.76%
Neuberger Berman Advisers Management Trust Partners
 Portfolio (a) ...............................................      0.82%      0.10%       0.92%          N/A           0.92%
Neuberger Berman Advisers Management Trust Socially
 Responsive Portfolio (a)(g) .................................      0.85%      1.55%       2.40%         0.86%          1.54%
OCC Equity Portfolio (a)(h) ..................................      0.80%      0.15%       0.95%          N/A           0.95%
OCC Global Equity Portfolio (a)(h) ...........................      0.80%      0.34%       1.14%          N/A           1.14%
OCC Managed Portfolio (a)(h) .................................      0.78%      0.08%       0.86%          N/A           0.86%
OCC Small Cap Portfolio (a)(h) ...............................      0.80%      0.10%       0.90%          N/A           0.90%
Pilgrim VP Growth Opportunities Portfolio (i)(j) .............      0.75%      1.44%       2.19%         1.29%          0.90%
Pilgrim VP Growth + Value Portfolio (i)(j) ...................      0.75%      0.18%       0.93%         0.13%          0.80%
Pilgrim VP High Yield Bond Portfolio (i)(j) ..................      0.75%      0.38%       1.13%         0.33%          0.80%
Pilgrim VP International Value Portfolio (i)(j) ..............      1.00%      0.44%       1.44%         0.44%          1.00%
Pilgrim VP MagnaCap Portfolio (i)(j) .........................      0.75%      7.15%       7.90%         7.00%          0.90%
Pilgrim VP MidCap Opportunities Portfolio (i)(j) .............      0.75%      5.01%       5.76%         4.86%          0.90%
Pilgrim VP Research Enhanced Index Portfolio(i)(j) ...........      0.75%      0.43%       1.18%         0.28%          0.90%
Pilgrim VP SmallCap Opportunities Portfolio (i)(j) ...........      0.75%      0.23%       0.98%         0.08%          0.90%
Putnam VT Growth and Income Fund -- Class IA Shares ..........      0.46%      0.04%       0.50%          N/A           0.50%
Putnam VT New Opportunities Fund -- Class IA Shares ..........      0.52%      0.05%       0.57%          N/A           0.57%
Putnam VT Voyager Fund -- Class IA Shares ....................      0.51%      0.05%       0.56%          N/A           0.56%

---------------------
* The fees and expense information regarding the Funds was provided by the
  Funds. Except for the Pilgrim Variable Products Trust, neither the Funds nor their advisers are affiliated with the Company.

(a)  The Company or its affiliates may receive compensation from an affiliate or affiliates of certain of the Funds based upon an annual percentage of the average net assets held in that Fund by the Company and by certain of the
     Company's insurance company affiliates. These amounts are intended to compensate the Company or the Company's affiliates for administrative, recordkeeping, and other services provided by the Company and its affiliates to Funds and/or the Funds affiliates. Payments of such amounts by an affiliate

                                        7

     or affiliates of the Funds do not increase the fees paid by the Funds or their shareholders. The percentage paid may vary from one Fund company to another. The amounts we receive under these agreements may be significant.

(b)  Expenses have been restated to reflect current fees. The investment advisor has agreed to waive fees and/or reimburse expenses (excluding interest, taxes, dividend, expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to limit total annual fund operating expenses to 1.50% of average daily net assets until
     December 31, 2001. Total annual fund operating expenses before waivers were
     1.63%.

(c)  Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.

(d)  The annual class operating expense provided are based on historical expenses, adjusted to reflect the current management fee structure.

(e)  The fund's manager has voluntarily agreed to reimburse the class to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions and extraordinary expenses)
     exceed 0.28%. This arrangement may be discontinued by the fund's manager at any time. Including this reimbursement, the investment advisory fee, other expenses and total annual expenses in 2000 were 0.24%, 0.04% and 0.28%, respectively.

(f)  Expenses are based upon expenses for the fiscal year ended December 31,
     2000, restated to reflect a reduction in the management fee for Growth,
     Aggressive Growth, International Growth and Worldwide Growth Portfolios.
     All expenses are shown without the effect of any expense offset arrangements.

(g)  Neuberger Berman Management Inc. ("NBMI") has undertaken through April 30,
     2002 to reimburse certain operating expenses, including the compensation of
     NBMI and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1.50% of the average daily net asset value of the Socially Responsive Portfolio. The expense reimbursement agreement with respect to the Socially Responsive
     Portfolio provides for NBMI to recoup through December 31, 2005 amounts reimbursed by NBMI under the agreement, provided such recoupment would not cause the Portfolio to exceed its expense limitation.

(h)  Management Fees reflect effective management fees before taking into effect any fee waiver. Other Expenses are shown before expense offsets afforded the Portfolios. Total Portfolio Expenses for the Equity, Small Cap and
     Managed Portfolios are limited by OpCap Advisors so that their respective annualized operating expenses (net of any expense offset) do not exceed
     1.00% of average daily net assets. Total Portfolio Expenses for the Global
     Equity Portfolio are limited to 1.25% of average daily net assets.

(i)  The table shows the estimated operating expenses for each Portfolio as a ratio of expenses to average daily net assets. These estimates are based on each Portfolio's actual operating expenses for its most recently completed fiscal year and fee waivers to which the Adviser has agreed for each
     Portfolio.

(j)  ING Pilgrim Investments has entered into written expense limitation agreements with each Portfolio which it advises under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible reimbursement to ING Pilgrim
     Investments within three years. The expense limit for each such Fund is shown as "Total Net Portfolio Expenses." For each Portfolio, the expense limits will continue through at least December 31, 2001.

                                        8

     The purpose of this table is to assist you in understanding the various costs and expenses that you will bear either directly or indirectly. The table reflects the expenses of the Variable Account as well as those of the Investment
Funds. The $30 Annual Contract Charge is reflected as an annual percentage charge in this table based on the anticipated average net assets in the Variable
Account and Fixed Account, which translates to a charge equal to an annual rate of 0.056% of the Variable Account and Fixed Account values.

     THE EXAMPLES SHOWN IN THE TABLE BELOW SHOULD NOT BE CONSIDERED A
REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS
THAN THOSE SHOWN. THE 5% ANNUAL RETURN ASSUMED IS HYPOTHETICAL AND SHOULD NOT BE
CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURNS, WHICH MAY BE
GREATER OR LESS THAN THE ASSUMED RATE.

EXAMPLES

     If you surrender your Contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5%
annual return on assets.

                                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                               -------- --------- --------- ---------
AIM VARIABLE INSURANCE FUNDS:
 AIM V.I. Dent Demographic Trends Fund .......................    $84      $136      $192      $328
THE ALGER AMERICAN FUND:
 Alger American Growth Portfolio .............................     77       115       156       258
 Alger American Leveraged AllCap Portfolio ...................     78       119       162       269
 Alger American MidCap Growth Portfolio ......................     77       117       159       263
 Alger American Small Capitalization Portfolio ...............     78       119       162       269
FIDELITY VARIABLE INSURANCE PRODUCTS FUND:
 VIP Equity-Income Portfolio -- Initial Class ................     74       108       145       234
 VIP Growth Portfolio -- Initial Class .......................     75       111       149       244
 VIP High Income Portfolio -- Initial Class ..................     76       112       151       247
 VIP Money Market Portfolio -- Initial Class .................     72       102       134       212
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II:
 VIP II Contrafund Portfolio -- Initial Class ................     75       111       150       245
 VIP II Index 500 Portfolio -- Initial Class .................     72       101       133       210
 VIP II Investment Grade Bond Portfolio -- Initial Class .....     74       108       144       232
JANUS ASPEN SERIES:
 Aggressive Growth Portfolio .................................     75       111       150       245
 Growth Portfolio ............................................     76       112       150       246
 International Growth Portfolio ..............................     76       113       152       250
 Worldwide Growth Portfolio ..................................     76       112       151       248
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
 Limited Maturity Bond Portfolio .............................     76       114       155       255
 Partners Portfolio ..........................................     78       119       163       271
 Socially Responsive Portfolio ...............................     84       138       193       331
OCC ACCUMULATION TRUST:
 Equity Portfolio ............................................     78       120       164       274
 Global Equity Portfolio .....................................     80       126       174       293
 Managed Portfolio ...........................................     77       117       160       265
 Small Cap Portfolio .........................................     78       119       162       269
PILGRIM VARIABLE PRODUCTS TRUST:
 Growth Opportunities Portfolio ..............................     78       119       162       269
 Growth + Value Portfolio ....................................     77       116       157       259
 High Yield Bond Portfolio ...................................     77       116       157       259
 International Value Portfolio ...............................     79       122       167       279
 MagnaCap Portfolio ..........................................     78       119       162       269
 MidCap Opportunities Portfolio ..............................     78       119       162       269
 Research Enhanced Index Portfolio ...........................     78       119       162       269
 SmallCap Opportunities Portfolio ............................     78       119       162       269
PUTNAM VARIABLE TRUST:
 Putnam VT Growth and Income Fund -- Class IA Shares .........     74       106       142       228
 Putnam VT New Opportunities Fund -- Class IA Shares .........     75       109       145       235
 Putnam VT Voyager Fund -- Class IA Shares ...................     74       108       145       234

                                        9

     If you annuitize your Contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5%
annual return on assets.*

                                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                               -------- --------- --------- ---------
AIM VARIABLE INSURANCE FUNDS:
 AIM V.I. Dent Demographic Trends Fund .......................    $84      $91       $156      $328
THE ALGER AMERICAN FUND:
 Alger American Growth Portfolio .............................     77       70        120       258
 Alger American Leveraged AllCap Portfolio ...................     78       74        126       269
 Alger American MidCap Growth Portfolio ......................     77       72        123       263
 Alger American Small Capitalization Portfolio ...............     78       74        126       269
FIDELITY VARIABLE INSURANCE PRODUCTS FUND:
 VIP Equity-Income Portfolio -- Initial Class ................     74       63        109       234
 VIP Growth Portfolio -- Initial Class .......................     75       66        113       244
 VIP High Income Portfolio -- Initial Class ..................     76       67        115       247
 VIP Money Market Portfolio -- Initial Class .................     72       57         98       212
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II:
 VIP II Contrafund Portfolio -- Initial Class ................     75       66        114       245
 VIP II Index 500 Portfolio -- Initial Class .................     72       56         97       210
 VIP II Investment Grade Bond Portfolio -- Initial Class .....     74       63        108       232
JANUS ASPEN SERIES:
 Aggressive Growth Portfolio .................................     75       66        114       245
 Growth Portfolio ............................................     76       67        114       246
 International Growth Portfolio ..............................     76       68        116       250
 Worldwide Growth Portfolio ..................................     76       67        115       248
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
 Limited Maturity Bond Portfolio .............................     76       69        119       255
 Partners Portfolio ..........................................     78       74        127       271
 Socially Responsive Portfolio ...............................     84       93        157       331
OCC ACCUMULATION TRUST:
 Equity Portfolio ............................................     78       75        128       274
 Global Equity Portfolio .....................................     80       81        138       293
 Managed Portfolio ...........................................     77       72        124       265
 Small Cap Portfolio .........................................     78       74        126       269
PILGRIM VARIABLE PRODUCTS TRUST:
 Growth Opportunities Portfolio ..............................     78       74        126       269
 Growth + Value Portfolio ....................................     77       71        121       259
 High Yield Bond Portfolio ...................................     77       71        121       259
 International Value Portfolio ...............................     79       77        131       279
 MagnaCap Portfolio ..........................................     78       74        126       269
 MidCap Opportunities Portfolio ..............................     78       74        126       269
 Research Enhanced Index Portfolio ...........................     78       74        126       269
 SmallCap Opportunities Portfolio ............................     78       74        126       269
PUTNAM VARIABLE TRUST:
 Putnam VT Growth and Income Fund -- Class IA Shares .........     74       61        106       228
 Putnam VT New Opportunities Fund -- Class IA Shares .........     75       64        109       235
 Putnam VT Voyager Fund -- Class IA Shares ...................     74       63        109       234

-------------
* If the Contract's Annuity Commencement Date occurs during the first two
  Contract Years following the date the Contract was issued a Surrender Charge is deducted and the expenses shown in year 1 reflect this deduction.

                                       10

     If you do not surrender your Contract at the end of the applicable time period, you would pay the following expenses on a $ 1,000 investment, assuming a
5% annual return on assets.

                                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                               -------- --------- --------- ---------
AIM VARIABLE INSURANCE FUNDS:
 AIM V.I. Dent Demographic Trends Fund .......................    $30      $91       $156      $328
THE ALGER AMERICAN FUND:
 Alger American Growth Portfolio .............................     23       70        120       258
 Alger American Leveraged AllCap Portfolio ...................     24       74        126       269
 Alger American MidCap Growth Portfolio ......................     23       72        123       263
 Alger American Small Capitalization Portfolio ...............     24       74        126       269
FIDELITY VARIABLE INSURANCE PRODUCTS FUND:
 VIP Equity-Income Portfolio -- Initial Class ................     20       63        109       234
 VIP Growth Portfolio -- Initial Class .......................     21       66        113       244
 VIP High Income Portfolio -- Initial Class ..................     22       67        115       247
 VIP Money Market Portfolio -- Initial Class .................     18       57         98       212
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II:
 VIP II Contrafund Portfolio -- Initial Class ................     21       66        114       245
 VIP II Index 500 Portfolio -- Initial Class .................     18       56         97       210
 VIP II Investment Grade Bond Portfolio -- Initial Class .....     20       63        108       232
JANUS ASPEN SERIES:
 Aggressive Growth Portfolio .................................     21       66        114       245
 Growth Portfolio ............................................     22       67        114       246
 International Growth Portfolio ..............................     22       68        116       250
 Worldwide Growth Portfolio ..................................     22       67        115       248
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
 Limited Maturity Bond Portfolio .............................     22       69        119       255
 Partners Portfolio ..........................................     24       74        127       271
 Socially Responsive Portfolio ...............................     30       93        157       331
OCC ACCUMULATION TRUST:
 Equity Portfolio ............................................     24       75        128       274
 Global Equity Portfolio .....................................     26       81        138       293
 Managed Portfolio ...........................................     23       72        124       265
 Small Cap Portfolio .........................................     24       74        126       269
PILGRIM VARIABLE PRODUCTS TRUST:
 Growth Opportunities Portfolio ..............................     24       74        126       269
 Growth + Value Portfolio ....................................     23       71        121       259
 High Yield Bond Portfolio ...................................     23       71        121       259
 International Value Portfolio ...............................     25       77        131       279
 MagnaCap Portfolio ..........................................     24       74        126       269
 MidCap Opportunities Portfolio ..............................     24       74        126       269
 Research Enhanced Index Portfolio ...........................     24       74        126       269
 SmallCap Opportunities Portfolio ............................     24       74        126       269
PUTNAM VARIABLE TRUST:
 Putnam VT Growth and Income Fund -- Class IA Shares .........     20       61        106       228
 Putnam VT New Opportunities Fund -- Class IA Shares .........     21       64        109       235
 Putnam VT Voyager Fund -- Class IA Shares ...................     20       63        109       234

-------------
(a)  In certain situations amounts can be surrendered without any surrender charge. For more information on the Surrender Charge, see "Surrender Charge
     (Contingent Deferred Sales Charge)." ReliaStar Life reserves the right to charge a partial surrender processing fee not to exceed the lesser of 2% of the partial surrender amount or $25. For more information on the processing fee, see "Surrender (Redemption)."

(b)  ReliaStar Life currently imposes a charge of $25 per transfer for transfers between the Sub-Accounts or to the Fixed Account after the 24th transfer in a Contract Year. ReliaStar Life reserves the right to impose a $25 charge on any transfer and to restrict the number of transfers.

                                       11

     We and certain of our insurance company affiliates offer other variable annuity contracts which also invest in the Funds. These contracts may have charges that could affect the value of their sub-accounts and may offer different benefits more suitable to your needs. To obtain more information about these contracts, contact your agent or call 1-800-333-6965.

     For Performance Information and Condensed Financial Information, see
Appendix B.

                                 RELIASTAR LIFE

     ReliaStar Life Insurance Company is a stock life insurance company organized in 1885 and incorporated under the laws of the State of Minnesota. We are a direct, wholly owned subsidiary of ReliaStar Financial Corp., an indirect, wholly owned subsidiary of ING Groep N.V. ING is a global financial institution active in the field of insurance, banking, and asset management in more than 60 countries with almost 106,000 employees. We offer individual life insurance and annuities, employee benefits and retirement contracts. Our Home Office is at 20
Washington Avenue South, Minneapolis, Minnesota 55401 (telephone 612-372-5597).

     The Contracts described in this Prospectus are nonparticipating. The capital and surplus of ReliaStar Life should be considered as bearing only upon the ability of ReliaStar Life to meet its obligations under the Contracts.

     ReliaStar is a charter member of the Insurance Marketplace Standard
Association ("IMSA"). Companies that belong to IMSA subscribe to a rigorous set of standards that cover the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving sales and service of individual life insurance and annuity products.

                              THE VARIABLE ACCOUNT

     The Variable Account is a separate account of ReliaStar Life established by the Board of Directors of ReliaStar Life on November 12, 1981, pursuant to the laws of the State of Minnesota. The Variable Account is registered with the
Securities and Exchange Commission as a unit investment trust under the
Investment Company Act of 1940, as amended ("1940 Act"). Such registration does not involve supervision by the Commission of the management or investment policies or practices of the Variable Account, ReliaStar Life or the Portfolios.
ReliaStar Life has complete ownership and control of the assets in the Variable
Account, but these assets are held separately from ReliaStar Life's other assets and are not part of ReliaStar Life's General Account.

     The portion of the assets of the Variable Account equal to the reserves and other contract liabilities of the Variable Account will not be charged with liabilities incurred in any other business that ReliaStar Life may conduct.
ReliaStar Life has the right to transfer to its General Account any assets of the Variable Account which are in excess of such reserves and other liabilities.
The income, if any, and gains, and losses, realized or unrealized, of the
Variable Account will be credited to or charged against the Variable Account in accordance with the contracts supported by the Variable Account, without regard to the other income, gains or losses of ReliaStar Life.

     Purchase payments allocated to the Variable Account under a Contract are invested in one or more Sub-Accounts of the Variable Account, as selected by you, the Owner. The future Variable Account Contract Value depends primarily on the investment performance of the Investment Funds whose shares are held in the
Sub-Accounts selected.

                       INVESTMENTS OF THE VARIABLE ACCOUNT

     When you apply for a Contract, you can allocate purchase payments to one or more of the Sub-Accounts. There are currently 34 Sub-Accounts. Each Sub-Account invests in shares of one of the Investment Funds at its net asset value. As
Owner, you can change a purchase payment allocation for future purchase payments and can transfer all or part of the values in a Sub-Account to another
Sub-Account. An Owner may make transfers to the Fixed Account from the Variable
Account at any time.

     Certain Investment Funds offered under this Contract have investment objectives and policies similar to the investment objectives and policies of other funds managed by the Investment Fund's investment adviser. The investment results of an Investment Fund, however, may be higher or lower than those of other funds managed by the same adviser. There can be no assurance, and no representation is made, that the investment results of any Investment Fund will be comparable to those of another fund managed by the same investment adviser.

                                       12

     The following chart lists the Investment Funds and the investment advisers and sub-advisers to the Funds, and provides summary information regarding the investment objective and characteristic portfolio investments of each Fund.

                                INVESTMENT FUNDS

                                       13

-----------------
(1)  A non-diversified portfolio is a portfolio that may hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.

                                       14

     More detailed information about the Investment Funds can be found in the current prospectus and Statement of Additional Information for each Fund. These prospectuses accompany this Prospectus in a book entitled "Variable Product
Investment Options." The Investment Fund prospectuses should be read carefully before any allocation to, or transfers among, the Sub-Accounts.

THERE IS NO ASSURANCE THAT THE STATED OBJECTIVES AND POLICIES OF ANY OF THE
INVESTMENT FUNDS WILL BE ACHIEVED.

     ReliaStar Life reserves the right, subject to compliance with the law, to offer additional Investment Funds.

     The Investment Funds are available to registered separate accounts of
ReliaStar Life and to insurance companies other than ReliaStar Life, offering variable annuity contracts and variable life insurance policies. ReliaStar Life currently does not foresee any disadvantages to Owners resulting from the
Investment Funds selling shares to fund products other than the Contracts.
However, there is a possibility that a material conflict may arise between
Owners whose Contract Values are allocated to the Variable Account and the owners of variable life insurance policies and variable annuity contracts issued
byReliaStar Life or by such other companies whose assets are allocated to one or more other separate accounts investing in

                                       15

any one of the Investment Funds. In the event of a material conflict, ReliaStar
Life will take any necessary steps, including removing the Variable Account from that Investment Fund, to resolve the matter. The Board of Directors or Trustees of each Investment Fund will monitor events in order to identify any material conflicts that possibly may arise and determine what action, if any, should be taken in response to those events or conflicts. See each individual Investment
Fund prospectus for more information.

REINVESTMENT

     The Investment Funds have as a policy the distribution of income, dividends and capital gains. However, under the Contracts there is an automatic reinvestment of such distributions.

ADDITION, DELETION OR SUBSTITUTION OF INVESTMENT FUND SHARES

     ReliaStar Life reserves the right, subject to applicable law and any required regulatory approvals, to make additions to, deletions from, or substitutions for the shares that are held in the Variable Account or that the
Variable Account may purchase:

     *    ReliaStar Life reserves the right to establish additional Sub-Accounts of the Variable Account, each of which would invest in shares corresponding to a new or another investment company portfolio or delete Sub-Accounts. Any new Sub-Accounts may be made available to existing Contract Owners on a basis to be determined by ReliaStar
          Life.

     *    ReliaStar Life may, in its sole discretion, eliminate one or more
          Sub-Accounts, or close such Sub-Accounts to new premium or transfers, if marketing needs, tax or regulatory considerations or investment conditions warrant.

     *    If the shares of a portfolio of an Investment Fund are no longer available for investment or if in ReliaStar Life's judgment further investment in any portfolio of an Investment Fund should become inappropriate in view of the purposes of the Variable Account, or because, in our sole discretion, for marketing, tax, regulatory requirements or investment conditions, ReliaStar Life may redeem the shares of that portfolio and substitute shares of another registered open-end investment company. The new Investment Funds may have higher fees and charges than the ones they replaced.

     In the event of any such substitution, deletion or change, we may make such changes as may be necessary or appropriate to reflect such substitution, deletion or change. If all or a portion of your investments are allocated to any of the current funds that are being substituted for or deleted on the date such action is announced, you may transfer the portion of the Accumulation Value affected without payment of a transfer charge to available Sub-Accounts.

     If deemed by us to be in the best interests of persons having voting rights under the Policies, the Variable Account may be operated as a management company under the Investment Company Act of 1940, it may be deregistered under that Act in the event such registration is no longer required, or it may be combined with our other separate accounts.

                         CHARGES MADE BY RELIASTAR LIFE

     We deduct the charges described below to cover our costs and expenses, the services we provide, and the risks we assume under the Contracts. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

SURRENDER CHARGE (CONTINGENT DEFERRED SALES CHARGE)

     No deduction for a sales charge is made from purchase payments. However, a surrender charge (which may be deemed a contingent deferred sales charge) may be assessed. This charge is intended to reimburse ReliaStar Life for expenses relating to the sale of the Contracts, including commissions to sales personnel, costs of sales material and other promotional activities and sales administration costs.

     If part or all of a Contract's value is surrendered, or, except for contracts issued in the State of Washington, if the Contract's Annuity
Commencement Date occurs within the first two years after the Contract is issued, surrender charges may be assessed by ReliaStar Life.

                                       16

     COMPUTATION OF SURRENDER CHARGES -- For purposes of determining surrender charges, surrenders shall first be taken from Old Purchase Payments until they are exhausted, then from New Purchase Payments until they are exhausted, and thereafter from Contract Earnings.

     *    "New Purchase Payments" are those Contract purchase payments received by ReliaStar Life during the Contract Year in which the surrender occurs or in the five immediately preceding Contract Years;

     *    "Old Purchase Payments" are those Contract purchase payments not defined as New Purchase Payments; and

     *    "Contract Earnings" at any Valuation Date is the Contract Value less the sum of New Purchase Payments and Old Purchase Payments.

     TOTAL SURRENDERS; AMOUNT OF SURRENDER CHARGE -- The surrender charge for a total surrender is determined by multiplying the amount of each New Purchase
Payment surrendered, that is not eligible for a free surrender, by the applicable surrender charge percentage as set forth in the following table:

                         SURRENDER CHARGE PERCENTAGE TABLE
               ----------------------------------------------------
               CONTRACT YEAR OF SURRENDER     SURRENDER CHARGE AS A
                 MINUS CONTRACT YEAR OF        PERCENTAGE OF EACH
                    PURCHASE PAYMENT            PURCHASE PAYMENT
               --------------------------     ---------------------
                           0-1                         6%
                           2-3                         5
                           4-5                         4
                       6 and later                     0

     FREE SURRENDERS -- Surrenders taken from the following amounts ("Free
Surrenders") are not subject to a surrender charge during any Contract Year: (a)
any Old Purchase Payments not already surrendered; (b) 10% of all New Purchase
Payments that have been received by ReliaStar Life (with the exception of
Systematic Withdrawals, this does not apply to surrenders made during the first
Contract Year nor to any surrenders after the first surrender made in each
Contract Year thereafter); and (c) any Contract Earnings being surrendered.

     PARTIAL SURRENDERS -- The amount of the partial surrender subject to a surrender charge is determined by dividing (a) the portion of each New Purchase
Payment to be surrendered which is not eligible for a Free Surrender by (b) one minus the applicable surrender charge percentage from the Surrender Charge
Percentage Table set forth above. The resulting amount for each New Purchase
Payment to be surrendered is then multiplied by the applicable surrender charge percentage from the Surrender Charge Percentage Table shown above to arrive at the amount of surrender charge to be assessed. The total of the amount surrendered will be subject to the surrender charge.

     If the surrender charge is less than the Contract Value that remains immediately after surrender, it will be deducted proportionately from the
Sub-Accounts that make up such Contract Value. If the surrender charge is more than such remaining Contract Value, the portion of the surrender charge that can be deducted from such remaining Contract Value will be so deducted and the balance will be deducted from the surrender payment. In computing surrenders, any portion of a surrender charge that is deducted from the remaining Contract
Value will be deemed a part of the surrender.

     In addition, we reserve the right to assess a partial surrender fee. This fee is the lesser of 2% of the partial surrender amount or $25. We currently do not assess this fee.

ANNUAL CONTRACT CHARGE

     Each year on the Contract Anniversary, ReliaStar Life deducts an Annual
Contract Charge of $30 from the Contract Value. ReliaStar Life will not increase the Annual Contract Charge. In any Contract Year when a Contract is surrendered for its full value on other than the Contract Anniversary, the Annual Contract
Charge will be deducted at the time of such surrender. If a fixed annuity payment or a variable annuity payment is selected, then the Annual Contract
Charge will be assessed and deducted in equal installments from each annuity payment. When more than one annuity is selected, then a separate Annual Contract
Charge will be assessed against each annuity.

WAIVER OF CHARGES

     WAIVER OF ANNUAL CONTRACT CHARGE -- ReliaStar Life reserves the right to waive the Annual Contract Charge for Contracts applied for on or after September
1, 1998 where the cumulative purchase payments, less any cumulative partial surrenders, exceed $50,000. ReliaStar Life reserves the right to reinstate the
Annual Contract Charge on Contracts previously

                                       17

qualifying for the waiver, if the cumulative purchase payments, less any cumulative partial surrenders, equals or falls below $50,000 or if ReliaStar
Life withdraws the waiver of the Charge.

     ReliaStar Life will not waive the Annual Contract Charges assessed and deducted from annuity payments.

     WAIVER OF SURRENDER CHARGE -- Under certain circumstances as defined in the
Contract and the Rider(s) related to the provisions below, beginning one year after the effectiveness of the Rider(s) ReliaStar Life will permit the Contract
Owner to access his or her money in the Contract. ReliaStar Life will permit a full or partial surrender without a surrender charge (1) if the Contract Owner becomes terminally ill; (2) if the Contract Owner becomes confined to a skilled nursing facility or hospital; and (3) if and so long as the Contract Owner is disabled. If the Contract Owner is unemployed for at least 90 consecutive days the Owner can take, on a one time basis, up to 50% of the Contract Value of the
Contract without incurring a surrender charge.

     These waivers are subject to the specific provisions of the Rider(s) and may not be available in all states.

MORTALITY RISK PREMIUM

     The variable annuity payments made to Annuitants will vary in accordance with the investment performance of the Sub-Accounts selected by the Owner.
However, they will not be affected by the mortality experience (death rate) of persons receiving annuity payments from the Variable Account. ReliaStar Life assumes this "mortality risk" and has guaranteed the annuity rates incorporated in the Contract, which cannot be changed.

     To compensate ReliaStar Life for assuming this mortality risk and the mortality risk that Beneficiaries of Annuitants dying before the Annuity
Commencement Date may receive amounts in excess of the then current Contract
Value (see "Death Benefit Before the Annuity Commencement Date"), ReliaStar Life
deducts a Mortality Risk Premium from the Variable Account Contract Value. The deduction is made daily in an amount that is equal to an annual rate of 0.85% of the daily Contract Values under the Variable Account.

     Once it is set, ReliaStar Life may not change the rate charged for the
Mortality Risk Premium under any Contract.

EXPENSE RISK PREMIUM

     ReliaStar Life will not increase charges for administrative expenses regardless of its actual expenses. To compensate ReliaStar Life for assuming this expense risk, ReliaStar Life deducts an Expense Risk Premium from the
Variable Account Contract Value. The deduction is made daily in an amount that is equal to an annual rate of 0.40% of the daily Variable Account Contract
Values.

     Once it is set, ReliaStar Life may not change the rate of the Expense Risk
Premium under any Contract.

ADMINISTRATION CHARGE

     ReliaStar Life deducts a daily Administration Charge from the Variable
Account Contract Value in an amount equal to an annual rate of 0.15% of the daily Contract Values under the Variable Account. This charge is deducted to reimburse ReliaStar Life for the cost of providing administrative services under the Contracts and the Variable Account. ReliaStar Life may not change the rate of the Administration Charge under any Contract.

     Once it is set, ReliaStar Life may not change the rate of the
Administration Charge under any Contract.

TRANSFER CHARGE

     We currently assess a transfer charge of $25 per transfer for transfers between the Sub-Accounts or the Fixed Account after the 24th transfer in a
Contract Year. We reserve the right to charge up to $25 on all transfers, and to limit the number of transfers.

PREMIUM AND OTHER TAXES

     Various states and other governmental entities levy a premium tax, currently ranging up to 4.0%, on annuity contracts issued by insurance companies. If the Owner of the Contract lives in a governmental jurisdiction that levies such a tax, ReliaStar Life will pay the taxes when due and reserves the right to deduct the amount of the tax either from purchase payments as they are received or from the Contract Value at the Annuity Commencement Date
(immediately before the Contract Value is applied to an Annuity Form) as permitted or required by applicable law.

     Premium tax rates are subject to change from time to time by legislative and other governmental action. The timing of tax levies also varies from one taxing authority to another. Consequently, in many cases the purchaser of a
Contract will not

                                       18

be able to accurately determine the premium tax applicable to the Contract.
ReliaStar Life reserves the right to deduct charges for any other tax or economic burden resulting from the application of the tax laws that it determines to be applicable to the Contract.

GENERAL: REDUCTION OR WAIVER OF CHARGES OR MINIMUM PURCHASE PAYMENTS

     Any of the charges under the Contract, as well as the minimum purchase payment requirements set forth in this Prospectus, may be reduced due to special circumstances that result in lower sales, administrative or mortality expenses.
For example, special circumstances may exist in connection with group or sponsored arrangements, sales to ReliaStar Life's policy and Contract Owners or those of affiliated insurance companies, or sales to employees or clients of
ReliaStar Life or ReliaStar Life's affiliates. The amount of any reductions will reflect the reduced sales effort and administrative costs resulting from, or the different mortality experience expected as a result of, the special circumstances. Reductions will not be unfairly discriminatory against any person, including the affected policy or Contract owners and owners of all other contracts funded by the Variable Account.

EXPENSES OF THE INVESTMENT FUNDS

     There are fees deducted from and expenses paid out of the assets of the
Investment Funds that are described in the accompanying prospectuses for the
Funds.

                         ADMINISTRATION OF THE CONTRACTS

     ReliaStar Life assumes the responsibilities of performing certain administrative functions relating to the Contracts and the Variable Account.
These functions include, among other things, maintaining the books and records of the Variable Account and the Sub-Accounts, and maintaining records of the name, address, taxpayer identification number, Contract number, type of Contract issued to each Owner, Contract Value and other pertinent information necessary to the administration and operation of the Contracts. These administrative functions are located at: the ReliaStar Service Center, P.O. Box 5050, Minot,
North Dakota 58702-5050; Telephone 1-877-884-5050.

                                  THE CONTRACTS

     The Contracts are designed for sale as non-qualified contracts and also for retirement plans which may be Qualified Plans. A single purchase payment can be made for a deferred annuity, or subsequent purchase payments can be made up to the maximum level of funding set forth below. The minimum amount ReliaStar Life will accept as an initial purchase payment is $5,000 for Non-Qualified Contracts and $2,000 for Qualified Contracts. ReliaStar Life may choose not to accept any subsequent purchase payment for a Non-Qualified Contract if it is less than $500 and for a Qualified Contract if it is less than $50. ReliaStar Life may also choose not to accept any subsequent purchase payment if the purchase payment together with the Contract Value at the next Valuation Date exceeds $1,000,000.
Any purchase payment not accepted by ReliaStar Life will be refunded. ReliaStar
Life reserves the right to accept smaller or larger initial and subsequent purchase payments in connection with special circumstances, such as sales through group or sponsored arrangements.

     If you are purchasing the Contract through a tax favored arrangement, including IRAs and Roth IRAs, you should carefully consider the costs and benefits of the Contract (including annuity income benefits) before purchasing the Contract, since the tax favored arrangement itself provides for tax sheltered growth. Please consult a tax advisor for information specific to your circumstances to determine whether the Contract is an appropriate investment for you.

     There may be differences in your Contract (such as differences in fees, charges, and benefits) from the one described in this Prospectus because of the requirements of the state where we issued your Contract. Consult your Contract for its specific terms.

ALLOCATION OF PURCHASE PAYMENTS

     Purchase payments can be allocated by the Owner to up to 34 of the available Sub-Accounts of the Variable Account selected and/or to the Fixed
Account. (See Appendix A.) The Fixed Account is not available to Contract Owners in the States of Maryland, Oregon, South Carolina and Washington. Any purchase payment or portion thereof for which no allocation election is made will be returned to the Owner.

     The initial purchase payment will be allocated not later than two business days after receipt, if the application and all information necessary for processing the Contract are complete. ReliaStar Life may retain purchase payments for up to five

                                       19

business days while attempting to complete an incomplete application. If the application cannot be made complete within this period, the applicant will be informed of the reasons for the delay and the purchase payment will be returned immediately. Once the completed application is received, the payment must be allocated within two business days. ReliaStar Life will make inquiry to discover any missing information related to subsequent payments. For any subsequent purchase payments, the payments will be credited at the Sub-Account Accumulation
Unit Value next determined after receipt of the purchase payment.

     Upon allocation to Sub-Accounts of the Variable Account, a purchase payment is converted into Accumulation Units of the Sub-Account. The amount of the purchase payment allocated to a particular Sub-Account is divided by the value of an Accumulation Unit for the Sub-Account to determine the number of
Accumulation Units of the Sub-Account to be held in the Variable Account with respect to the Contract. The net investment results of each Sub-Account vary primarily with the investment performance of the Investment Fund whose shares are held in the Sub-Account.

     An Investment Fund may impose a minimum purchase requirement. If that minimum purchase requirement exceeds the aggregate of all purchase payments received by ReliaStar Life, less any redemption of Investment Fund shares resulting from transfers or surrenders, on any given day that are to be applied to a Sub-Account for the purchase of shares of such Investment Fund, such purchase payments will be refunded.

SUB-ACCOUNT ACCUMULATION UNIT VALUE

     Each Sub-Account Accumulation Unit was initially valued at $10 when the first Investment Fund shares were purchased. Thereafter the value of each
Sub-Account Accumulation Unit will vary up or down according to a Net Investment
Factor, which is primarily based on the investment performance of the applicable
Investment Fund. Investment Fund shares in the Sub-Accounts will be valued at their net asset value.

     Dividend and capital gain distributions from an Investment Fund will be automatically reinvested in additional shares of such Investment Fund and allocated to the appropriate Sub-Account. The number of Sub-Account Accumulation
Units does not increase because of the additional shares, but the Accumulation
Unit value may increase.

NET INVESTMENT FACTOR

     The Net Investment Factor is an index number which reflects charges under the Contract and the investment performance during a Valuation Period of the
Investment Fund whose shares are held in the particular Sub-Account. If the Net
Investment Factor is greater than one, the value of a Sub-Account Accumulation
Unit has increased. If the Net Investment Factor is less than one, the value of a Sub-Account Accumulation Unit has decreased. The Net Investment Factor is determined by dividing (1) by (2) then subtracting (3) from the result, where:

(1)  is the net result of:

     (a)  the net asset value per share of the Investment Fund shares held in the Sub-Account, determined at the end of the current Valuation
          Period, plus

     (b)  the per share amount of any dividend or capital gain distributions made on the Investment Fund shares held in the Sub-Account during the current Valuation Period, plus or minus

     (c)  a per share charge or credit for any taxes reserved for which
          ReliaStar Life determines to have resulted from the investment operations of the Sub-Account and to be applicable to the Contract;

(2)  is the net result of:

     (a)  the net asset value per share of the Investment Fund shares held in the Sub-Account, determined at the end of the last prior Valuation
          Period, plus or minus

     (b)  a per share charge or credit for any taxes reserved for during the last prior Valuation Period which ReliaStar Life determines to have resulted from the investment operations of the Sub-Account and to be applicable to the Contract; and

(3)  is a factor representing the Mortality Risk Premium, the Expense Risk
     Premium and the Administration Charge deducted from the Sub-Account which factor is equal, on an annual basis, to 1.40% of the daily net asset value of the Sub-Account.

                                       20

DEATH BENEFIT BEFORE THE ANNUITY COMMENCEMENT DATE

     If the Owner, including any joint Owner, dies before the Annuity
Commencement Date, the Beneficiary will be entitled to receive the Death
Benefit. The Death Benefit will be:

(1)  if any Owner (including the Annuitant) dies on or before the first day of the month following the Owner's 85th birthday, the greater of (i) the
     Contract Value on the Death Benefit Valuation Date, or (ii) the sum of the
     purchase payments received by ReliaStar Life under the Contract to the
     Death Benefit Valuation Date, less any surrender payments previously made by ReliaStar Life; or (iii) the Contract Value on the Specified Contract
     Anniversary (immediately preceding the Owner's death), plus any Purchase
     Payments and reduced by any surrender payments since that anniversary;

(2)  if any Owner (including the Annuitant) dies after the first day of the month following the Owner's 85th birthday, the Contract Value on the Death
     Benefit Valuation Date.

     If a single sum is requested, it will be paid within seven days after the
Death Benefit Valuation Date. If an Annuity Form is requested, it may be any
Annuity Form permitted by Section 72(s) of the Code and which ReliaStar Life is willing to issue. An Annuity Form selection must be in writing and must be received by ReliaStar Life within 60 days after the date of the Owner's death, otherwise the Death Benefit as of the Death Benefit Valuation Date will be paid in a single sum to the Beneficiary and the Contract will be canceled.

     If the only Beneficiary is the Owner's surviving spouse, such spouse may continue the Contract as the Owner, and then (1) select a single sum payment, or
(2) select any Annuity Form which does not exceed such spouse's life expectancy.

     If the Beneficiary elects to receive annuity payments under an Annuity
Form, the amount and duration of payments may vary depending on the Annuity Form selected and whether fixed and/or variable annuity payments are requested. (See
"Annuity Provisions.") Repayments cannot extend beyond the life or life expectancy of the Beneficiary.

DEATH BENEFIT AFTER THE ANNUITY COMMENCEMENT DATE

     If the Annuitant dies after the Annuity Commencement Date, the Death
Benefit, if any, shall be as stated in the Annuity Form in effect.

SURRENDER (REDEMPTION)

     If a written request is received by ReliaStar Life from the Owner before the Annuity Commencement Date, all or part of the Contract Value will be paid to the Owner after deducting any applicable surrender charge and taxes. (See
"Surrender Charge (Contingent Deferred Sales Charge).")

     Partial surrenders must be at least $500. No partial surrender can cause the Contract Value to fall below $1,000. If a total surrender occurs other than on a Contract Anniversary the Annual Contract Charge will be deducted from the
Contract Value before the surrender payment is made. ReliaStar Life reserves the right to assess a processing fee not to exceed the lesser of 2% of the partial surrender amount or $25. No processing fee will be charged in connection with total surrenders.

     Surrenders must be consented to by each collateral assignee. ReliaStar Life reserves the right to require that surrenders in excess of $50,000 be signature guaranteed by a member firm of the New York, American, Boston, Midwest,
Philadelphia, or Pacific Stock Exchange, or by a commercial bank (not a savings bank) which is a member of the Federal Deposit Insurance Corporation, or, in certain cases, by a member firm of the National Association of Securities
Dealers, Inc. that has entered into an appropriate agreement with ReliaStar
Life.

     ReliaStar Life may require that the Contract be returned before a surrender takes place. A surrender will take place on the next Valuation Date after the requirements for surrender are completed and payment will be made within seven days after such Valuation Date. Unless the Owner requests a partial surrender to be made from the Fixed Account or particular Sub-Accounts, a partial surrender will be taken proportionately from the Fixed Account and all Sub-Accounts on a basis that reflects their proportionate percentage of the Contract Value.

     If the Contract Value after all charges is less than $1,000, ReliaStar Life can cancel the Contract on any Contract Anniversary, or if such Contract
Anniversary is not a Valuation Date, on the next Valuation Date thereafter, by paying to the Owner the Contract Value as of such Valuation Date.

     If the Contract is purchased as a "tax-sheltered annuity" under Section
403(b) of the Internal Revenue Code (the "Code"), it is subject to certain restrictions on redemption imposed by Section 403(b)(11) of the Code. (See
"Tax-Sheltered Annuities.")

                                       21

     Surrender payments may be taxable and in addition may be subject to a 10%
tax penalty if before age 59 1/2. Consideration should be given to the tax implications of a surrender before making a surrender request, including a surrender in connection with a Qualified Plan.

SYSTEMATIC WITHDRAWALS

     Systematic Withdrawals, which are a specialized form of Partial Surrenders
(see "Surrender (Redemption)"), are offered for both Qualified Plan Contracts and for Non-Qualified Contracts. To start Systematic Withdrawals, the Contract
Value must be at least $25,000. The Owner may elect to take Systematic
Withdrawals from Sub-Accounts by surrendering a specified dollar amount or percentage of cumulative purchase payments on a monthly, quarterly, semi-annual or annual basis. The minimum amount of any Systematic Withdrawal is $100.
Systematic Withdrawals can be taken from Variable Account Contract Value and/or
Fixed Account Contract Value, but are limited annually to 10% of total cumulative purchase payments made under the Contract. A Surrender Charge will be imposed on the amount of any Systematic Withdrawal, which is not a Free
Surrender. (See "Surrender Charge (Contingent Deferred Sales Charge).")
Systematic Withdrawals can be discontinued by the Owner if the Contract Value falls below $10,000 or at any time by writing to ReliaStar Life's administrative office in Minot, North Dakota.

     ReliaStar Life reserves the right to modify or discontinue offering
Systematic Withdrawals; however, any such modification or discontinuation will not affect any Systematic Withdrawal programs already commenced. While ReliaStar
Life does not currently charge a processing fee for Partial Surrenders under this program, it reserves the right to charge a processing fee not to exceed the lesser of 2% of the Systematic Withdrawal payment or $25.

     Systematic Withdrawals may be subject to tax, including a penalty tax, and you should consult with your tax advisor before requesting any Systematic
Withdrawal. (See "Taxation of Annuities.")

     Contract Owners interested in participating in the Systematic Withdrawal program can obtain a separate application form and full information about the program and its restrictions from their registered representative.

TRANSFERS

     Before the Annuity Commencement Date, the Owner may transfer amounts between Sub-Accounts or from the Sub-Accounts to the Fixed Account subject to certain conditions we or the Investment Funds may impose. See "Excessive
Trading." Subject to certain restrictions, amounts may also be transferred from the Fixed Account to the Sub-Accounts. Currently, these are our methods by which transfers may be made: in writing, by telephone or fax, by Dollar Cost Averaging and by Portfolio Rebalancing.

WRITTEN TRANSFERS

     BEFORE THE ANNUITY COMMENCEMENT DATE -- Before the Annuity Commencement
Date the Owner may request a transfer in writing, subject to any conditions or charges the Investment Funds whose shares are involved may impose, of all or part of a Sub-Account's value to other Sub-Accounts or to the Fixed Account. The transfer will be made on the first Valuation Date after the request for such a transfer is received by ReliaStar Life. Before the Annuity Commencement Date,
transfers may also be made from the Fixed Account to the Variable Account, provided, that

     *    transfers may only be made during the period starting 30 days before and ending 30 days after the Contract Anniversary, and only one transfer may be made during each such period,

     *    no more than 50% of the Fixed Account Contract Value may be the subject of any such transfer (unless the balance, after such transfer, would be less than $1,000, in which case the full Fixed Account
          Contract Value may be transferred), and

     *    such transfer must involve at least $500 (or the total Fixed Account
          Contract Value, if less).

     Currently, there is a $25 charge for each transfer in excess of 24 per
Contract Year, plus any charge that may be made by the Funds. For purposes of this restriction, reallocations pursuant to the ReliaStar Life Dollar Cost
Averaging, Portfolio Rebalancing, and Systematic Withdrawal Services currently do not constitute transfers, and multiple transfers on a single day currently constitute a single transfer. The Company reserves the right to charge a transfer fee not to exceed $25 per transfer on any transfer and to limit the number of transfers.

     AFTER THE ANNUITY COMMENCEMENT DATE -- After the Annuity Commencement Date,
an Annuitant who has selected Variable Annuity Payments can request transfer of
Annuity Unit values in the same manner and subject to the same requirements as for an Owner-transfer of Sub-Account Accumulation Unit values.

                                       22

     No transfers may be made to or from the Fixed Account after the Annuity
Commencement Date.

     TELEPHONE/FAX INSTRUCTIONS -- An Owner is allowed to enter the following types of instructions either by telephone or by fax if he or she completes a telephone/fax instruction authorization form:

     *    transfers between Investment Funds,

     *    surrenders,

     *    changes of allocations among fund options,

     *    change of source funds for systematic withdrawals, and

     *    change of source funds for variable annuitization payouts.

     If you complete the telephone/fax form, you thereby agree that ReliaStar
Life will not be liable for any loss, liability, cost or expense when it acts in accordance with the telephone/fax instructions received. If a telephone/fax transaction, is later determined not to have been made by you or was made without your authorization, and a loss results, you bear the risk of this loss.
Any fax requests are considered telephone requests and are bound by the conditions in the telephone/fax authorization form. Any fax request should include your name, daytime telephone number, Contract number and the names of the Sub-Accounts from which and to which money will be transferred or surrendered and the allocation percentage. ReliaStar Life will employ reasonable procedures to confirm that instructions communicated by telephone are genuine.
In the event ReliaStar Life does not employ such procedures, it may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of such instructions and/or tape recording telephone instructions.

     The conditions applicable to Written Transfers also apply to Telephone/Fax
Transfers, Dollar Cost Averaging Transfers, and Portfolio Rebalancing.

EXCESSIVE TRADING

     Excessive trading activity can disrupt orderly Fund management strategies and increase Fund expenses by causing:

     *    increased trading and transaction costs;

     *    disruption of planned investment strategies;

     *    forced and unplanned portfolio turnover;

     *    lost opportunity costs; and

     *    large asset swings that decrease the Fund's ability to provide maximum investment return to all Contract Owners.

     In response to excessive trading, we may place restrictions or refuse transfers made by third-party agents acting on behalf of Contract Owners such as a market timing service. We will refuse or place restrictions on transfers when we determine, in our sole discretion, that transfers are harmful to the Funds, or Contract Owners as a whole.

     DOLLAR COST AVERAGING TRANSFERS -- You can direct ReliaStar Life to automatically transfer a fixed dollar amount or a specified percentage of
Sub-Account Value to any one or more other Sub-Accounts or to the Fixed Account.
No transfers from the Fixed Account are permitted under this service. The minimum transfer amount is $100. Transfers may be made on a monthly, quarterly, semi-annual or annual basis. This service is intended to allow you to utilize
"Dollar Cost Averaging," a long-term investment method which provides for regular, level investments over time. ReliaStar Life makes no guarantees that
Dollar Cost Averaging will result in a profit or protect against loss. You can discontinue Dollar Cost Averaging at any time by notifying ReliaStar Life in writing. Contract Owners interested in Dollar Cost Averaging can obtain an application form and full information concerning this service and its restrictions from their registered representatives.

     ReliaStar Life reserves the right to modify or discontinue offering Dollar
Cost Averaging. Any such modification or discontinuation would not affect Dollar
Cost Averaging transfer programs already commenced. Although ReliaStar Life currently charges no fees for transfers made under the Dollar Cost Averaging program, it reserves the right to charge a processing fee for Dollar Cost
Averaging transfers not to exceed $25 per transfer.

     PORTFOLIO REBALANCING SERVICE -- You may request this service if your
Contract Value is at least $25,000. If you request this service, you direct us to automatically make periodic transfers to maintain your specified percentage allocation among Sub-Accounts of the Variable Account. You may also have your allocation of future premium payments changed to be equal to this specified percentage allocation. Transfers made under this service may be made on a quarterly, semi-annual, or annual

                                       23

basis. This service is intended to maintain the allocation you have selected consistent with your personal objectives. This service can be discontinued if your Contract Value falls below $10,000.

     You can discontinue Portfolio Rebalancing at any time by notifying
ReliaStar Life in writing. Contract Owners interested in Portfolio Rebalancing can obtain an application form and full information concerning this service and its restrictions from their registered representatives. ReliaStar Life reserves the right to modify or discontinue offering Portfolio Rebalancing. Although
ReliaStar Life currently charges no fees for transfers made under the Portfolio
Rebalancing program, it reserves the right to charge a processing fee for
Portfolio Rebalancing transfers not to exceed $25 per transfer.

ASSIGNMENTS

     If the Contract is issued pursuant to or in connection with a Qualified
Plan, it cannot be sold, transferred, pledged or assigned to any person or entity other than ReliaStar Life. In other circumstances, an assignment of the
Contract is permitted, but only before the Annuity Commencement Date, by giving
ReliaStar Life the original or a certified copy of the assignment. ReliaStar
Life shall not be bound by any assignment until it is actually received by
ReliaStar Life and shall not be responsible for the validity of any assignment.
Any payments made or actions taken by ReliaStar Life before ReliaStar Life actually receives any assignment shall not be affected by the assignment. An assignment may have tax consequences. (See "Taxation of Annuities.")

CONTRACT OWNER AND BENEFICIARIES

     Unless someone else is named as the Owner in the application for the
Contract, the applicant is the Owner of the Contract and before the Annuity
Commencement Date may exercise all of the Owner's rights under the Contract. No more than two (2) natural persons may be named as Owner.

     The Owner may name a Beneficiary and a Successor Beneficiary. In the event an Owner dies before the Annuity Commencement Date, the Beneficiary shall receive a Death Benefit as provided in the Contract. In the event an Owner dies on or after the Annuity Commencement Date, the Beneficiary, if the Annuity Form
in effect at the Owner's death so provides, may continue receiving payments, be paid a lump sum, or be paid nothing. If the Beneficiary or Successor Beneficiary is not living on the date payment is due or if no Beneficiary or Successor
Beneficiary has been named, the Owner's estate will receive the applicable proceeds.

     A person named as an Annuitant, a Beneficiary or a Successor Beneficiary
shall not be entitled to exercise any rights relating to the Contract or to receive any payments or settlements under the Contract or any Annuity Form, unless such person is living on the earlier of (a) the day due proof of death of the Owner, the Annuitant or the Beneficiary, whichever is applicable, is received by ReliaStar Life or (b) the tenth day after the death of the Owner, the Annuitant or the Beneficiary, whichever is applicable.

     Unless different arrangements have been made with ReliaStar Life by the
Owner, if more than one Beneficiary is entitled to payments from ReliaStar Life the payments shall be in equal shares.

     Before the Annuity Commencement Date, the Owner may change the Annuitant, the Beneficiary or the Successor Beneficiary by giving ReliaStar Life written notice of the change, but the change shall not be effective until actually received by ReliaStar Life. Upon receipt by ReliaStar Life of a notice of change, the change will be effective as of the date it was signed but shall not affect any payments made or actions taken by ReliaStar Life before ReliaStar
Life received the notice, and ReliaStar Life shall not be responsible for the validity of any change.

CONTRACT INQUIRIES

     Inquiries regarding a Contract may be made by writing to the ReliaStar Life
Insurance Company, ReliaStar Service Center, P.O. Box 5050, Minot, North Dakota
58702-5050, or by calling 1-877-884-5050.

                               ANNUITY PROVISIONS

ANNUITY COMMENCEMENT DATE

     The Owner selects the Annuity Commencement Date, which must be the first day of a month, when making application for the Contract. The date will be the first day of the month following the Annuitant's 75th birthday unless an earlier or later date has been selected by the Owner and, if the date is later, it has been agreed to by ReliaStar Life. The earliest Annuity Commencement Date is the issue date. However, if the Annuity Commencement Date selected by the Owner does not occur on a Valuation Date at least 60 days after the date on which the
Contract was issued, ReliaStar Life reserves the right to

                                       24

adjust the Annuity Commencement Date to the first Valuation Date after the
Annuity Commencement Date selected by the Owner which is at least 60 days after the Contract issue date. If the Annuity Commencement Date occurs before the second Contract Anniversary, ReliaStar Life will deduct Surrender Charges. (See
"Surrender Charge (Contingent Deferred Sales Charge).") The latest Annuity
Commencement Date is the later of the Annuitant's age 85 or 10 years after the
Contract issue date.

     The Owner may change an Annuity Commencement Date selection by written notice received by ReliaStar Life at least 30 days before both the Annuity
Commencement Date currently in effect and the New Annuity Commencement Date. The new date selected must satisfy the requirements for an Annuity Commencement
Date.

ANNUITY FORM SELECTION

     The Owner may select a Variable Annuity Form, a Fixed Annuity Form, or both, with payments starting at the Annuity Commencement Date when making application for the Contract. Thereafter, the Owner may change the Annuity
Form(s) by written notice received by ReliaStar Life before the Annuity
Commencement Date. If no election has been made before the Annuity Commencement
Date, ReliaStar Life will apply the Fixed Account Contract Value to provide a
Fixed Annuity and the Variable Account Contract Value to provide a Variable
Annuity, both in the form of a Life Annuity with Payments Guaranteed for 10 years (120 months), which shall be automatically effective.

ANNUITY FORMS

     Variable Annuity Payments and Fixed Annuity Payments are available in any of the following Annuity Forms:

     LIFE ANNUITY -- An annuity payable on the first day of each month during the Annuitant's life, starting with the first payment due according to the
Contract. Payments cease with the payment made on the first day of the month in which the Annuitant's death occurs. IT WOULD BE POSSIBLE UNDER THIS ANNUITY FORM
FOR THE ANNUITANT TO RECEIVE ONLY ONE PAYMENT IF HE OR SHE DIED BEFORE THE
SECOND ANNUITY PAYMENT, ONLY TWO PAYMENTS IF HE OR SHE DIED BEFORE THE THIRD
ANNUITY PAYMENT, ETC.

     LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS (120 MONTHS) OR 20 YEARS
(240 MONTHS) -- An annuity payable on the first day of each month during the
Annuitant's life, starting with the first payment due according to the Contract.
If the Annuitant receives all of the guaranteed payments, payments will continue thereafter but cease with the payment made on the first day of the month in which the Annuitant's death occurs. If all of the guaranteed payments have not been made before the Annuitant's death, the unpaid installments of the guaranteed payments will be continued to the Beneficiary.

     JOINT AND FULL SURVIVOR ANNUITY -- An annuity payable on the first day of each month during the Annuitant's life and the life of a named person (the
"Joint Annuitant"), starting with the first payment due according to the
Contract. Payments will continue while either the Annuitant or the Joint
Annuitant is living and cease with the payment made on the first day of the month in which the death of the Annuitant or the Joint Annuitant, whichever lives longer, occurs. THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER
THIS ANNUITY FORM. PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVOR OF THE
ANNUITANT AND THE JOINT ANNUITANT REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

     ReliaStar Life also has other annuity forms available and information about them can be obtained by writing to ReliaStar Life.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

     Annuity payments will be paid as monthly installments, unless the Annuitant and ReliaStar Life agree to a different payment schedule. However, if the
Contract Value at the Annuity Commencement Date is less than $5,000, ReliaStar
Life may pay the Contract Value in a single sum and the Contract will be canceled. Also if a monthly payment would be or becomes less than $50, ReliaStar
Life may change the frequency of payments to intervals that will result in payments of at least $50 each. The minimum frequency and amount of annuity payments or the minimum Contract Value required for annuity payments may vary by state.

ANNUITY PAYMENTS

     The amount of the first fixed annuity payment is determined by applying the
Contract Value to be used for a fixed annuity at the Annuity Commencement Date to the annuity table in the Contract for the fixed Annuity Form selected. The table shows the amount of the initial annuity payment for each $1,000 applied and all subsequent payments shall be equal

                                       25

to this amount. The amount of the first variable annuity payment is determined by applying the Contract Value to be used for a variable annuity at the Annuity
Commencement Date to the annuity table in the Contract for the Annuity Form selected.

     Subsequent variable annuity payments vary in amount in accordance with the investment performance of the applicable Sub-Account. Assuming annuity payments are based on the unit values of a single Sub-Account, the dollar amount of the first annuity payment, determined as set forth above, is divided by the
Sub-Account Annuity Unit Value as of the Annuity Commencement Date to establish the number of Variable Annuity Units representing each annuity payment. This number of Variable Annuity Units remains fixed during the annuity payment period. The dollar amount of the second and subsequent payments is not predetermined and may change from month to month. The dollar amount of the second and each subsequent payment is determined by multiplying the fixed number of Variable Annuity Units by the Sub-Account Annuity Unit Value for the
Valuation Period with respect to which the payment is due. If the monthly payment is based upon the Annuity Unit Values of more than one Sub-Account, the foregoing procedure is repeated for each applicable Sub-Account and the sum of the payments based on each Sub-Account is the amount of the monthly annuity payment.

     The Annual Contract Charge is deducted in equal installments from each fixed and/or variable annuity payment. Premium taxes payable to any governmental entity will be charged against the Contracts. (See "Premium and
Other Taxes.")

     The annuity tables in the Contracts are based on the annuity mortality table as defined in the Contract.

     ReliaStar Life guarantees that the dollar amount of each variable annuity payment after the first payment will not be affected by variations in expenses
(including those related to the Variable Account) or in mortality experience from the mortality assumptions used to determine the first payment.

SUB-ACCOUNT ANNUITY UNIT VALUE

     A Sub-Account's Variable Annuity Units will initially be valued at $10 each at the time Accumulation Units with respect to the Sub-Account are first converted into Variable Annuity Units. The Sub-Account Annuity Unit Value for
any subsequent Valuation Period is determined by multiplying the Sub-Account
Annuity Unit Value for the immediately preceding Valuation Period by the Net
Investment Factor for the Sub-Account for the Valuation Period for which the
Sub-Account Annuity Unit Value is being calculated, and multiplying the result by an interest factor to neutralize the assumed investment rate built into the annuity tables contained in the Contracts. (See "Net Investment Factor.")

ASSUMED INVESTMENT RATE

     An assumed investment rate of 4% per annum is built into the annuity tables contained in the Contracts. If the actual net investment rate on the assets of the Variable Account is the same as the assumed investment rate, variable annuity payments will remain level. If the actual net investment rate exceeds the assumed investment rate, variable annuity payments will increase and conversely, if it is less than the assumed investment rate the payments will decrease.

                               FEDERAL TAX STATUS

INTRODUCTION

     THIS DISCUSSION IS GENERAL AND NOT INTENDED AS TAX ADVICE. The discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under the Contract.

     The Contract may be purchased on a non-qualified basis ("Non-Qualified
Contract") or purchased and used in connection with plans qualifying for favorable tax treatment ("Qualified Contract"). The Qualified Contract is designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans which are intended to qualify as plans entitled to special income tax treatment under Sections 401(a),
403(b), 408, or 408A of the Internal Revenue Code (the "Code").

     The ultimate effect of Federal income taxes on the amounts held under a
Contract, or annuity payments, and on the economic benefit to the Owner, the
Annuitant, or the Beneficiary depends on the age and the tax and employment status of the individual concerned, the type of retirement plan, and on
ReliaStar Life's tax status. In addition, certain requirements must be satisfied in purchasing a Qualified Contract with proceeds from a tax-qualified plan and receiving distributions from a Qualified Contract in order to continue receiving favorable tax treatment. Therefore, purchasers of Contracts should seek competent legal and tax advice regarding the suitability of a Contract for their situation, the applicable requirements, and the tax treatment of the rights and benefits of a Contract.

                                       26

     This discussion is based on ReliaStar Life's understanding of Federal
Income Tax Laws as currently interpreted. No representation is made regarding the likelihood of the continuation of the present Federal Income Tax Laws or the current interpretations by the Internal Revenue Service ("IRS"). No attempt is made to consider any applicable state or other tax laws.

     The following discussion assumes that Qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special Federal income tax treatment.

TAX STATUS OF THE CONTRACT

   DIVERSIFICATION REQUIREMENTS

     Section 817(h) of the Code provides that separate account investments underlying a contract must be "adequately diversified" in accordance with
Treasury regulations in order for the contract to qualify as an annuity contract under Section 72 of the Code. The Variable Account, through each of the
Investment Funds, intends to comply with the diversification requirements prescribed in regulations under Section 817(h) of the Code, which affect how the assets in the various Sub-Accounts may be invested. Although ReliaStar Life does not have control over the Investment Funds in which the Variable Account invests, ReliaStar Life expects that each Investment Fund in which the Variable
Account owns shares will meet the diversification requirements and that the
Contract will be treated as an annuity contract under the Code.

     In certain circumstances, owners of variable annuity contracts have been considered to be the owners for Federal income tax purposes of the assets of the variable account supporting their contracts due to their ability to exercise investment control over those assets. Where this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the flexibility of the Owner to allocate purchase payments and the Contract Value, have not been explicitly addressed in published rulings. While ReliaStar believes that the Contract does not give the
Owner investment control over Variable Account assets, ReliaStar reserves the right to modify the Contract as necessary to prevent the Owner from being treated as the owner of the Variable Account assets supporting the Contract.

   REQUIRED DISTRIBUTIONS

     NON-QUALIFIED CONTRACTS -- In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code requires any
Non-Qualified Contract to provide that: (a) if any Owner dies on or after the
Annuity Commencement Date but prior to the time the entire interest in the
Contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner's death; and (b) if any Owner dies prior to the
Annuity Commencement Date, the entire interest in the Contract will be distributed within five years after the date of the Owner's death. These requirements will be considered satisfied as to any portion of the Owner's interest which is payable to or for the benefit of a "designated Beneficiary"
and which is distributed over the life of such Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of that Owner's death. The Owner's
"designated Beneficiary" is the person designated by such owner as a Beneficiary and to whom ownership of the Contract passes by reason of death and must be a natural person. However, if the Owner's "designated Beneficiary" is the surviving spouse of the Owner, the Contract may be continued with the surviving spouse as the new Owner. If the Owner is not an individual, any change in the primary Annuitant is treated as a change of Owner for tax purposes.

     The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. ReliaStar Life intends to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise. Other rules may apply to Qualified Contracts.

TAXATION OF ANNUITIES

   IN GENERAL

     Section 72 of the Code governs taxation of annuities in general. ReliaStar
Life believes that an Owner who is a natural person generally is not taxed on increases in the value of a Contract until distribution occurs by withdrawing all or part of the Contract Value (e.g., partial surrenders and complete surrenders) or as annuity payments under the Annuity Form selected. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Contract Value (and in the case of a Qualified Contract, any portion of an interest in the qualified plan) generally will be treated as a distribution. The taxable portion of a distribution (in the form of a single sum payment or annuity) is taxable as ordinary income.

                                       27

     The Owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the net surrender value over the "investment in the contract" during the taxable year. ReliaStar Life restricts ownership of Non-Qualified Contracts to no more than two natural persons.

     The following discussion generally applies to Contracts owned by natural persons.

   SURRENDERS

     In the case of a full surrender under a Qualified or Non-Qualified
Contract, the amount received generally will be taxable only to the extent it exceeds the "investment in the contract." The "investment in the contract"
generally equals the portion, if any, of any premium payments paid by or on behalf of any individual under a Contract which was not excluded from the individual's gross income.

     NON-QUALIFIED CONTRACTS -- In the case of a surrender from a Non-Qualified
Contract before the Annuity Commencement Date, under Code Section 72(e) amounts received are generally first treated as taxable income to the extent that the
Contract Value exceeds the "investment in the contract" at that time. Any additional amount surrendered is not taxable.

     QUALIFIED CONTRACTS -- In the case of a surrender from a Qualified
Contract, under Section 72(e) of the Code a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the participant's total accrued benefit or balance under the retirement plan. For Qualified Contracts the "investment in the contract" can be zero. Special tax rules may be available for certain distributions from
Qualified Contracts.

     A Federal penalty tax may apply to certain surrenders. (See "Penalty Tax on Certain Distributions".)

   ANNUITY PAYMENTS

     Although tax consequences may vary depending on the Annuity Form selected under the Contract, in general, only the portion of the Annuity Payment that represents the amount by which the Contract Value exceeds the investment in the
Contract will be taxed. For variable annuity payments, the taxable portion is generally determined by an equation that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments.
However, the entire distribution will be taxable once the recipient has recovered the amount of his or her investment in the contract. For fixed annuity payments, in general, there is no tax on the portion of each payment which represents the same ratio that the investment in the contract bears to the total expected value of the annuity payments for the term of the payments; however, the remainder of each annuity payment is taxable until the recovery of the investment in the Contract, and thereafter the full amount or each annuity payment is taxable.

TAXATION OF DEATH BENEFIT PROCEEDS

     Amounts may be distributed from a Contract because of the death of an Owner or an Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract; or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments.

PENALTY TAX ON CERTAIN DISTRIBUTIONS

     In the case of a distribution pursuant to a Non-Qualified Contract, a
Federal penalty equal to 10% of the amount treated as taxable income may be imposed. In general, however, there is no penalty on distributions:

     *    made on or after the taxpayer reaches age 59 1/2;

     *    made on or after the death of the holder (a holder is considered an
          Owner) (or if the holder is not an individual, the death of the primary annuitant);

     *    attributable to the taxpayer's becoming disabled;

     *    a part of a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated beneficiary;

     *    made under an annuity contract that is purchased with a single premium when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period; and

                                       28

     *    made under certain annuities issued in connection with structured settlement agreements.

     Other tax penalties may apply to certain distributions under a Qualified
Contract, as well as to certain contributions to, loans from, and other circumstances, applicable to the Qualified Plan of which the Qualified Contract is part.

POSSIBLE CHANGES IN TAXATION

     Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Policy could change by legislation or other means (such as IRS regulations, revenue rulings, judicial decisions, etc.). Moreover, it is also possible that any change could be retroactive (that is, effective prior to the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Policy.

TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT

     A transfer of ownership or assignment of a Contract, the designation of an
Annuitant, Payee or other Beneficiary who is not also the Owner, or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer, assignment, or exchange of a Contract should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

WITHHOLDING

     Pension and annuity distributions generally are subject to withholding for the recipient's Federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions. Distributions from certain qualified plans under 401(a) or 403(b)
of the Code are generally subject to mandatory withholding of 20%. Withholding for Contracts issued to retirement plans established under Section 401 of the
Code is the responsibility of the plan trustee.

MULTIPLE CONTRACTS

     Section 72(e)(11) of the Code treats non-qualified deferred annuity contracts issued by ReliaStar Life (or its affiliates) to the same Owner during any calendar year as one annuity contract for purposes of determining the amount includible in gross income under Code Section 72(e). The effects of this rule are not yet clear; however, it could affect the time when income is taxable and the amount that might be subject to the 10% penalty tax described above. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Section 72(e) through the serial purchase of annuity contracts or otherwise. There may also be other situations in which the
Treasury may conclude that it would be appropriate to aggregate two or more annuity contracts purchased by the same Owner. Accordingly, an Owner should consult a competent tax adviser before purchasing more than one annuity contract.

TAXATION OF QUALIFIED PLANS

     The Contracts are designed for use with several types of Qualified Plans.
The tax rules applicable to participants in these Qualified Plans vary according to the type of plan and the terms of the plan itself. Favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences can result from contributions in excess of specified limits;
distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules;
and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of Qualified Plans. Contract Owners, the Annuitants, and Beneficiaries are
cautioned that the rights of any person to any benefits under these Qualified
Plans will be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contracts issued in connection with the plans. ReliaStar Life is not bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless ReliaStar Life consents. Brief descriptions follow of the various types of Qualified Plans in connection with a Contract.

   PENSION AND PROFIT SHARING PLANS

     Section 401(a) of the Code permits employers and self-employed persons to establish various types of retirement plans for employees. Such retirement plans may permit the purchaser of the Contract to provide benefits under the plans.
Persons intending to use the Contract with such plans should seek competent advice.

                                       29

   INDIVIDUAL RETIREMENT ANNUITIES

     Section 408 and 408A of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity"
or "IRA". All IRAs are subject to limits on the amount that may be contributed and the persons who are eligible. Taxable distributions from an IRA before age
59 1/2 are generally subject to a 10% penalty tax, unless an exception applies.

     TRADITIONAL IRAs -- Section 408 of the Code governs "traditional" IRAs.
Subject to certain income limits, contributions to a traditional IRA may be tax deductible. Distributions from a traditional IRA, if attributable to deductible contributions or earnings, are generally subject to income tax. Distributions must begin in the year following the year the Contract owner reaches age 70 1/2 for the traditional IRA, but not for the Roth IRA (see below). Distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into a traditional IRA.

     ROTH IRAs -- Section 408A of the Code permits individuals to contribute to a special type of IRA called a Roth IRA. The IRA must be designated as a "Roth
IRA" at the time it is established, in accordance with IRS rules. Contributions to a Roth IRA are not deductible. If certain conditions are met, qualified distributions from a Roth IRA are tax free. Subject to special limitations, a distribution from a traditional IRA or another Roth IRA may be rolled over to a
Roth IRA.

     Sales of a Contract for use with traditional or Roth IRAs may be subject to special requirements of the IRS.

   TAX SHELTERED ANNUITIES

     Section 403(b) of the Code allows employees of certain Section 501(c)(3)
organizations and public schools to exclude from their gross income the premiums paid, within certain limits, on a Contract that will provide an annuity for the employee's retirement. Code section 403(b)(11) restricts the distribution under
Code section 403(b) annuity contracts of elective contributions and earnings on those contributions; and distribution may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship, and the hardship distribution will generally be subject to a 10% penalty tax if made before age 59 1/2.

   DEATH BENEFITS.

     The Contract includes a death benefit that in some cases may exceed the greater of the Purchase Payments or the Contract Value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan or 403(b) plan. Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser. In addition, the Internal Revenue
Service has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRA qualification requirements.

POSSIBLE CHARGE FOR RELIASTAR'S TAXES

     At the present time, ReliaStar Life makes no charge to the Sub-Accounts for any Federal, state, or local taxes that ReliaStar Life incurs which may be attributable to such Sub-Accounts or to the Contracts. ReliaStar Life, however, reserves the right in the future to make a charge for any such tax laws that it determines to be properly attributable to the Sub-Accounts or the Contracts.

OTHER TAX CONSEQUENCES

     As noted above, the foregoing comments about the Federal tax consequences under these Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this Prospectus. Further, the
Federal income tax consequences discussed herein reflect ReliaStar Life's understanding of current law and the law may change. Federal estate and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each Owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

                                       30

                              VOTING OF FUND SHARES

     As long as the Variable Account is registered as a unit investment trust under the Investment Company Act of 1940 and the assets of the Variable Account are allocated to Sub-Accounts that are invested in Investment Fund shares, the
Investment Fund shares held in the Sub-Accounts will be voted by ReliaStar Life in accordance with instructions received from the person having voting interests under the Contracts as described below. If ReliaStar Life determines pursuant to applicable law or regulation that Investment Fund shares held in the
Sub-Accounts and attributable to the Contracts need not be voted pursuant to instructions received from persons otherwise having the voting interests, then
ReliaStar Life may vote such Investment Fund shares held in the Sub-Accounts in its own right.

     Before the Annuity Commencement Date, the Owner shall have the voting interest with respect to the Investment Fund shares attributable to the
Contract. On and after the Annuity Commencement Date, the person then entitled to receive annuity payments shall have the voting interest with respect to the
Investment Fund shares. Such voting interest will generally decrease during the annuity payout period.

     Any Investment Fund shares held in the Variable Account for which we do not receive timely voting instructions, or which are not attributable to Contract
Owners, will be voted by us in proportion to the instructions received from all
Contract Owners having a voting interest in the Investment Fund. Any Investment
Fund shares held by us or any of our affiliates in general accounts will, for voting purposes, be allocated to all separate accounts having voting interests in the Investment Fund in proportion to each account's voting interest in the respective Investment Fund and will be voted in the same manner as are the respective account's vote.

     All Investment Fund proxy material will be sent to persons having voting interests together with appropriate forms which may be used to give voting instructions. Persons entitled to voting interests and the number of votes which they may cast shall be determined as of a record date, to be selected by
ReliaStar Life, not more than 90 days before the meeting of the applicable Fund.

     Persons having voting interests under the Contracts as described above will not, as a result thereof, have voting interests with respect to meetings of the stockholders of ReliaStar Life.

                          DISTRIBUTION OF THE CONTRACTS

     The Contracts will be distributed by the General Distributor, Washington
Square Securities, Inc., 20 Washington Avenue South, Minneapolis, Minnesota
55401, which is an affiliate of ReliaStar Life. The Contracts will be sold by licensed insurance agents in those states where the Contracts can be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the
National Association of Securities Dealers, Inc. Commissions and other distribution compensation will be paid by ReliaStar Life. Generally such payments will not exceed 8.0% of the purchase payments. In some cases a trail commission based on the Contract Value may also be paid.

                                       31

                                   REVOCATION

     The Contract Owner may revoke the contract at any time between the date of
Application and the date 10 days after receipt of the Contract and receive a refund of the Contract Value unless otherwise required by state and/or federal law. All Individual Retirement Annuity refunds will be for a return of purchase payments. In order to revoke the Contract, it must be mailed or delivered to
ReliaStar Life's Contract Administrator at the mailing address shown below or the agent through whom it was purchased. Mailing or delivery must occur on or before 10 days after receipt of the Contract for revocation to be effective. In order to revoke the Contract written notice must be mailed or delivered to:

                            ReliaStar Life Insurance Company
                            ReliaStar Service Center
                            P.O. Box 5050
                            Minot, North Dakota 58702-5050

     The liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by ReliaStar Life.

                                REPORTS TO OWNERS

     ReliaStar Life will mail to the Contract Owner, at the last known address of record at the administrative office of ReliaStar Life, at least annually after the first Contract Year, a report containing such information as may be required by any applicable law or regulation and a statement showing the
Contract Value.

     To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the Investment Funds, will be mailed to your household, even if you or other persons in your household have more than one contract issued by ReliaStar Life or an affiliate. Call
1-877-884-5050 if you need additional copies of financial reports, prospectuses, or annual and semi-annual reports, or if you would like to receive one copy for each contract in all future mailings.

                                LEGAL PROCEEDINGS

     The Variable Account is not a party to any pending legal proceedings.

     The Company is a defendant in various lawsuits in connection with the normal conduct of its insurance operations. Some of the claims seek to be granted class action status and many of the claims seek both compensatory and punitive damages. In the opinion of management, the ultimate resolution of such litigation will not have a material adverse impact to the financial position of the Company. It should be noted, however, that a number of financial services companies have been subjected to significant awards in connection with punitive damages claims and the Company can make no assurances that it will not be subjected to such an award. The defense of the putative class actions pending against the Company may require the commitment of substantial internal resources and the retention of legal counsel and expert advisors.

     The Company was a defendant in litigation in New York State court regarding an alleged reinsurance contract. The plaintiff alleged damages in excess of $100 million. The Company believed that no contract exists and the suit was without merit. The trial court granted the Company's motion for summary judgment.
Plaintiff has appealed this decision, and the decision was affirmed upon appeal.

                                       32

                                     EXPERTS

     The financial statements of ReliaStar Select Variable Account as of
December 31, 2000 and for the year then ended and the statutory basis financial statements of ReliaStar Life Insurance Company at December 31, 2000 and for the
year then ended, appearing in the Statement of Additional Information incorporated herein by reference have been audited by Ernst & Young LLP, independent auditors, and the financial statements of ReliaStar Select Variable
Account at December 31, 1999 and for the year then ended and the statutory basis financial statements of ReliaStar Life Insurance Company for the year ended
December 31, 1999 have been audited by Deloitte & Touche LLP, independent auditors, also incorporated herein by reference, as set forth in their respective reports thereon and are incorporated herein by reference in reliance upon such reports given on the authority of such firms as experts in accounting and auditing.

                               FURTHER INFORMATION

     A Registration Statement under the Securities Act of 1933 has been filed with the Securities and Exchange Commission, with respect to the Contracts described herein. The Prospectus does not contain all of the information set forth in the Registration Statement and exhibits thereto, to which reference is hereby made for further information concerning the Variable Account, ReliaStar
Life and the Contracts. The information so omitted may be obtained from the
Commission's principal office in Washington, D.C., upon payment of the fee prescribed by the Commission, or examined there without charge. Statements contained in this Prospectus as to the provisions of the Contracts and other legal documents are summaries, and reference is made to the documents as filed with the Commission for a complete statement of the provisions thereof.

     INFORMATION ABOUT THE FIXED ACCOUNT CAN BE FOUND IN APPENDIX A, AND
CONDENSED FINANCIAL INFORMATION CAN BE FOUND IN APPENDIX B.

                                       33

                       STATEMENT OF ADDITIONAL INFORMATION

Introduction ..........................................................   SAI-2

Administration of the Contracts .......................................   SAI-2

Custody of Assets .....................................................   SAI-2

Experts ...............................................................   SAI-2

Distribution of the Contracts .........................................   SAI-2

Calculation of Yield and Return .......................................   SAI-2

Financial Statements ..................................................   SAI-16

--------------------------------------------------------------------------------

If you would like to receive a copy of the ReliaStar Select Variable Account
Select*Annuity III Variable Annuity Statement of Additional Information, please call 1-877-884-5050 or return this request to:

RELIASTAR LIFE INSURANCE COMPANY
RELIASTAR SERVICE CENTER
P.O. BOX 5050
MINOT, ND 58702-5050

Your name ______________________________________________________________________

Address ________________________________________________________________________

City _________________________ State ____________________  Zip _________________

Please send me a copy of the ReliaStar Select Variable Account Select*Annuity
III Statement of Additional Information.

--------------------------------------------------------------------------------

     NO PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR
MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN
AUTHORIZED. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR A
SOLICITATION OF AN OFFER TO BUY ANY SECURITIES OTHER THAN THE REGISTERED
SECURITIES TO WHICH IT RELATES. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER OR
SOLICITATION IN ANY CIRCUMSTANCES IN WHICH SUCH OFFER OR SOLICITATION WOULD BE
UNLAWFUL.

                                       34

                                   APPENDIX A

                                THE FIXED ACCOUNT

     CONTRIBUTIONS UNDER THE FIXED PORTION OF THE CONTRACT AND TRANSFERS TO THE
FIXED PORTION BECOME PART OF THE GENERAL ACCOUNT OF RELIASTAR LIFE (THE "FIXED
ACCOUNT"), WHICH SUPPORTS INSURANCE AND ANNUITY OBLIGATIONS. INTERESTS IN THE
FIXED ACCOUNT HAVE NOT BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933
ACT") NOR IS THE FIXED ACCOUNT REGISTERED AS AN INVESTMENT COMPANY UNDER THE
INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). ACCORDINGLY, NEITHER THE FIXED
ACCOUNT NOR ANY INTEREST THEREIN ARE GENERALLY SUBJECT TO THE PROVISIONS OF THE
1933 OR 1940 ACT AND RELIASTAR LIFE HAS BEEN ADVISED THAT THE STAFF OF THE
SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURES IN THIS
PROSPECTUS WHICH RELATE TO THE FIXED PORTION OF THE CONTRACT. DISCLOSURES
REGARDING THE FIXED PORTION OF THE ANNUITY CONTRACT AND THE FIXED ACCOUNT,
HOWEVER, MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE
FEDERAL SECURITIES LAWS RELATING TO THE ACCURACY AND COMPLETENESS OF STATEMENTS
MADE IN PROSPECTUSES.

     The Fixed Account is made up of all of the general assets of ReliaStar Life other than those allocated to any separate account. Purchase payments will be allocated to the Fixed Account as elected by the Owner at the time of purchase or as subsequently changed. ReliaStar Life will invest the assets of the Fixed
Account in those assets chosen by ReliaStar Life and allowed by applicable law.

     ReliaStar Life guarantees that it will credit interest at a rate of not less than 3% per year, compounded annually, to amounts allocated to the Fixed
Account under the Contract. ReliaStar Life may credit interest at a rate in excess of 3% per year; however, ReliaStar Life is not obligated to do so. ANY
INTEREST CREDITED TO AMOUNTS ALLOCATED TO THE FIXED ACCOUNT IN EXCESS OF 3% PER
YEAR WILL BE DETERMINED IN THE SOLE DISCRETION OF RELIASTAR LIFE. THE OWNER
ASSUMES THE RISK THAT INTEREST CREDITED TO FIXED ACCOUNT ALLOCATIONS MAY NOT
EXCEED THE MINIMUM GUARANTEE OF 3% FOR ANY GIVEN YEAR.

                                       A-1

                 (This page has been left blank intentionally.)

                                   APPENDIX B

           PERFORMANCE INFORMATION AND CONDENSED FINANCIAL INFORMATION

PERFORMANCE INFORMATION

     From time to time, ReliaStar Life may advertise or include in sales literature yields, effective yields, and total returns for the available
Sub-Accounts. THESE FIGURES ARE BASED ON HISTORICAL EARNINGS AND DO NOT INDICATE
OR PROJECT FUTURE PERFORMANCE.

     Yields, effective yields and total returns for the Sub-Accounts are based on the investment performance of the corresponding portfolios of the Investment
Funds. The performance in part reflects the Investment Funds' expenses. See the prospectuses for the Investment Funds.

     The yield of the Sub-Account investing in Fidelity's VIP Money Market
Portfolio refers to the annualized income generated by an investment in the
Sub-Account over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Sub-Account is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

     The yield of a Sub-Account (except the Money Market Sub-Account investing in Fidelity's VIP Money Market Portfolio) refers to the annualized income generated by an investment in the Sub-Account over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.

     Total returns generally will be presented in "standardized" format. This means, among other things, that performance will be shown from the date on which a portfolio of an Investment Fund was first available in the Variable Account.
In some instances, "non-standardized" returns may be shown from prior to the inception date of the Variable Account. Non-standardized information will be accompanied by standardized information. We will not show non-standardized performance unless we also show standardized performance.

     When a Sub-Account has been in operation for one, five, and ten years, respectively, the average annual total return for these periods will be provided. For periods prior to the date the Sub-Account commenced operations, non-standardized performance information for Contracts funded by the
Sub-Accounts will be calculated based on the performance of the Investment
Funds' portfolios and the assumption that the Sub-Accounts were in existence for the same periods as those indicated for the Investment Funds' portfolios, with the level of Contract charges that were in effect at the inception of the
Sub-Accounts for the Contracts.

     ReliaStar Life may, from time to time, also disclose yield and total returns for the portfolios of the Investment Funds, including such disclosure for periods prior to the dates the Sub-Accounts commenced operations.

     ReliaStar Life may also report other information including the effect of tax-deferred compounding on a Sub-Account's investment returns, or returns in general, which may be illustrated by tables, graphs or charts.

     Advertising and sales literature may compare the performance of each
Sub-Account to the Standard & Poor's Composite Index of 500 Stocks, a widely used measure of stock performance. This unmanaged index assumes the reinvestment of dividends but does not reflect any "deduction" for the expense of operating or managing an investment portfolio. Other independent ranking services and indices may also be used as a source of performance comparison.

     Each Sub-Account may, from time to time, advertise or include in sales literature performance relative to certain performance rankings and indices compiled by independent organizations. More detailed information as to the calculation of performance information, as well as comparisons with unmanaged market indices, appears in the Statement of Additional Information.

                                       B-1

SUB-ACCOUNT ACCUMULATION UNIT VALUES

     The following table shows, for each Sub-Account of the Variable Account, the value of a Sub-Account Accumulation Unit as they are invested in portfolios at the dates shown, and the total number of Sub-Account Accumulation Units outstanding at the end of each period.

                                                                      YEAR ENDED DECEMBER 31
                                  --------------------------------------------------------------------------------------------
     SUB-ACCOUNT INVESTING IN         2000          1999         1998          1997         1996         1995         1994
     ------------------------     ------------ ------------- ------------ ------------- ------------ ------------ ------------
AIM VARIABLE INSURANCE FUNDS:
  AIM V.I. DENT DEMOGRAPHIC
   TRENDS FUND
  (Since May 1, 2000)
  Beginning of period ............  $       --           --            --           --           --           --           --
  End of period ..................  $   7.8068           --            --           --           --           --           --
  Units outstanding at end of
   period ........................     271,643           --            --           --           --           --           --
THE ALGER AMERICAN FUND:
  ALGER AMERICAN GROWTH
   PORTFOLIO
  (Since August 8, 1997)
  Beginning of period ............  $  18.8769   $  14.3117    $   9.8005   $  10.0000           --           --           --
  End of period ..................  $  15.8660   $  18.8769    $  14.3117   $   9.8005           --           --           --
  Units outstanding at end of
   period ........................   2,969,330    2,499,069       651,530       63,728           --           --           --
  ALGER AMERICAN LEVERAGED
   ALLCAP PORTFOLIO
  (Since May 1, 2000)
  Beginning of period ............  $       --           --            --           --           --           --           --
  End of period ..................  $   7.4802           --            --           --           --           --           --
  Units outstanding at end of
   period ........................     118,511           --            --           --           --           --           --
  ALGER AMERICAN MIDCAP
   GROWTH PORTFOLIO
  (Since August 8, 1997)
  Beginning of period ............  $  16.3264   $  12.5561    $   9.7711   $  10.0000           --           --           --
  End of period ..................  $  17.5800   $  16.3264    $  12.5561   $   9.7711           --           --           --
  Units outstanding at end of
   period ........................     859,195      455,927       204,638       59,897           --           --           --
  ALGER AMERICAN SMALL
   CAPITALIZATION PORTFOLIO
  (Since August 8, 1997)
  Beginning of period ............  $  16.1404   $  11.4116    $  10.0159   $  10.0000           --           --           --
  End of period ..................  $  11.5885   $  16.1404    $  11.4116   $  10.0159           --           --           --
  Units outstanding at end of
   period ........................     605,656      408,867       254,748       73,647           --           --           --
FIDELITY VARIABLE INSURANCE
 PRODUCTS FUND (VIP):
  FIDELITY VIP EQUITY-INCOME PORTFOLIO
  (Since January 6, 1994)
  Beginning of period ............  $  23.0232   $  21.9558    $  19.9442   $  15.7861   $  14.0081   $  10.5139    $ 10.0000
  End of period ..................  $  24.6181   $  23.0232    $  21.9558   $  19.9442   $  15.7861   $  14.0081    $ 10.5139
  Units outstanding at end of
   period ........................   2,952,877    3,543,768     4,241,041    3,998,716    3,108,409    1,874,623      709,023
  FIDELITY VIP GROWTH PORTFOLIO
  (Since January 6, 1994)
  Beginning of period ............  $  33.8011   $  24.9380    $  18.1281   $  14.8863   $  13.1611   $   9.8584    $ 10.0000
  End of period ..................  $  29.6749   $  33.8011    $  24.9380   $  18.1281   $  14.8863   $  13.1611    $  9.8584
  Units outstanding at end of
   period ........................   3,035,070    3,189,119     2,946,876    2,789,628    2,484,915    1,527,407      747,558

                                       B-2

                                                                      YEAR ENDED DECEMBER 31
                                 -------------------------------------------------------------------------------------------------
    SUB-ACCOUNT INVESTING IN          2000          1999          1998          1997          1996          1995          1994
    ------------------------     ------------- ------------- ------------- ------------- ------------- ------------- -------------
  FIDELITY VIP HIGH INCOME PORTFOLIO
  (Since January 6, 1994)
  Beginning of period ...........  $   15.0436   $   14.1041   $   14.9486   $   12.8821   $   11.4563   $    9.6317    $ 10.0000
  End of period .................  $   11.5020   $   15.0436   $   14.1041   $   14.9486   $   12.8821   $   11.4563    $  9.6317
  Units outstanding at end of
   period .......................    1,638,501     1,761,781     1,879,281     1,472,019     1,104,232       608,287      239,723
  FIDELITY VIP MONEY MARKET PORTFOLIO
  (Since January 6, 1994)
  Beginning of period ...........  $   12.5217   $   12.0719   $   11.6055   $   11.1555   $   10.7316   $   10.2767    $ 10.0000
  End of period .................  $   13.1296   $   12.5217   $   12.0719   $   11.6055   $   11.1555   $   10.7316    $ 10.2767
  Units outstanding at end of
   period .......................    2,876,279     5,232,470     2,569,427     2,122,382     1,558,218     1,002,405      427,592
FIDELITY VARIABLE INSURANCE
 PRODUCTS FUND II (VIP (II)):
  FIDELITY VIP II CONTRAFUND PORTFOLIO
  (Since May 1, 1995)
  Beginning of period ...........  $   27.8416   $   22.7206   $   17.7248   $   14.4777   $   12.1031   $   10.0000           --
  End of period .................  $   25.6395   $   27.8416   $   22.7206   $   17.7248   $   14.4777   $   12.1031           --
  Units outstanding at end of
   period .......................    3,048,087     3,388,151     3,002,878     2,297,899     1,419,399       440,844           --
  FIDELITY VIP II INDEX 500 PORTFOLIO
  (Since January 6, 1994)
  Beginning of period ...........  $   32.0860   $   26.9978   $   21.3328   $   16.3012   $   13.4594   $    9.9476    $ 10.0000
  End of period .................  $   28.7000   $   32.0860   $   26.9978   $   21.3328   $   16.3012   $   13.4594    $  9.9476
  Units outstanding at end of
   period .......................    3,299,321     3,625,706     2,817,908     1,881,104     1,010,296       314,004       89,274
  FIDELITY VIP II INVESTMENT GRADE
   BOND PORTFOLIO
  (Since January 6, 1994)
  Beginning of period ...........  $   12.5711   $   12.8823   $   12.0011   $   11.1581   $   10.9662   $    9.4774    $ 10.0000
  End of period .................  $   13.7889   $   12.5711   $   12.8823   $   12.0011   $   11.1581   $   10.9662    $  9.4774
  Units outstanding at end of
   period .......................    1,291,171     1,302,913     1,152,135       711,350       709,332       668,429      306,289
JANUS ASPEN SERIES:
  JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
  (Since August 8, 1997)
  Beginning of period ...........  $   32.0819   $   14.4318   $   10.8997   $   10.0000            --            --           --
  End of period .................  $   21.5715   $   32.0819   $   14.4318   $   10.8997            --            --           --
  Units outstanding at end of
   period .......................    1,869,105       907,599       121,462        47,593            --            --           --
  JANUS ASPEN GROWTH PORTFOLIO
  (Since August 8, 1997)
  Beginning of period ...........  $   19.2465   $   13.5540   $   10.1310   $   10.0000            --            --           --
  End of period .................  $   16.2190   $   19.2465   $   13.5540   $   10.1310            --            --           --
  Units outstanding at end of
   period .......................    2,203,744     1,266,464       922,227        64,297            --            --           --
  JANUS ASPEN INTERNATIONAL GROWTH
   PORTFOLIO
  (Since August 8, 1997)
  Beginning of period ...........  $   19.8947   $   11.0672   $    9.5723   $   10.0000            --            --           --
  End of period .................  $   16.4926   $   19.8947   $   11.0672   $    9.5723            --            --           --
  Units outstanding at end of
   period .......................    1,027,274       767,811       435,553       150,857            --            --           --
  JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
  (Since August 8, 1997)
  Beginning of period ...........  $   20.1712   $   12.4373   $    9.7821   $   10.0000            --            --           --
  End of period .................  $   16.7758   $   20.1712   $   12.4373   $    9.7821            --            --           --
  Units outstanding at end of
   period .......................    4,320,032     3,705,358     2,148,224       590,783            --            --           --

                                       B-3

                                                                      YEAR ENDED DECEMBER 31
                                 ----------------------------------------------------------------------------------------------
    SUB-ACCOUNT INVESTING IN          2000          1999          1998          1997         1996         1995         1994
    ------------------------     ------------- ------------- ------------- ------------- ------------ ------------ ------------
NEUBERGER BERMAN ADVISERS
 MANAGEMENT TRUST ("AMT"):
  NEUBERGER BERMAN ADVISERS MANAGAMENT
   LIMITED MATURITY BOND PORTFOLIO
  (Since August 8, 1997)
  Beginning of period ...........   $ 10.5065    $  10.4985    $  10.1977     $ 10.0000        --          --           --
  End of period .................   $ 11.0648    $  10.5065    $  10.4985     $ 10.1977        --          --           --
  Units outstanding at end of
   period .......................     803,456       653,472       483,372        44,381        --          --           --
  NEUBERGER BERMAN ADVISERS MANAGEMENT
   PARTNERS PORTFOLIO
  (Since August 8, 1997)
  Beginning of period ...........   $ 11.1748    $  10.5535    $  10.2690     $ 10.0000        --          --           --
  End of period .................   $ 11.0982    $  11.1748    $  10.5535     $ 10.2690        --          --           --
  Units outstanding at end of
   period .......................     947,430     1,101,648     1,291,067       337,731        --          --           --
  NEUBERGER BERMAN ADVISERS MANAGEMENT
   SOCIALLY RESPONSIVE PORTFOLIO
  (Since April 30, 1999)
  Beginning of period ...........   $ 10.6549            --            --            --        --          --           --
  End of period .................   $ 10.3394    $  10.6549            --            --        --          --           --
  Units outstanding at end of
   period .......................      47,083        22,281            --            --        --          --           --
OCC ACCUMULATION TRUST:
 OCC ACCUMULATION TRUST EQUITY PORTFOLIO
  (Since August 8, 1997)
  Beginning of period ...........   $ 11.8711    $  11.7390    $  10.6414     $ 10.0000        --          --           --
  End of period .................   $ 12.8683    $  11.8711    $  11.7390     $ 10.6414        --          --           --
  Units outstanding at end of
   period .......................     279,885       284,469       248,818        57,717        --          --           --
  OCC ACCUMULATION TRUST GLOBAL EQUITY PORTFOLIO
  (Since August 8, 1997)
  Beginning of period ...........   $ 13.1877    $  10.5687    $   9.4596     $ 10.0000        --          --           --
  End of period .................   $ 13.6175    $  13.1877    $  10.5687     $  9.4596        --          --           --
  Units outstanding at end of
   period .......................      50,645        40,473        29,458        10,483        --          --           --
  OCC ACCUMULATION TRUST MANAGED PORTFOLIO
  (Since August 8, 1997)
  Beginning of period ...........   $ 11.0271    $  10.6494    $  10.0805     $ 10.0000        --          --           --
  End of period .................   $ 11.9348    $  11.0271    $  10.6494     $ 10.0805        --          --           --
  Units outstanding at end of
   period .......................     882,499       967,119     1,513,567       278,744        --          --           --
  OCC ACCUMULATION TRUST SMALLCAP PORTFOLIO
  (Since August 8, 1997)
  Beginning of period ...........   $  8.8561    $   9.1478    $  10.1963     $ 10.0000        --          --           --
  End of period .................   $ 12.5927    $   8.8561    $   9.1478     $ 10.1963        --          --           --
  Units outstanding at end of
   period .......................     461,379       407,689       369,821        94,123        --          --           --
PILGRIM VARIABLE PRODUCTS
 TRUST (PILGRIM):
  PILGRIM VP GROWTH OPPORTUNITIES
   PORTFOLIO
  (Since May 1, 2000)
  Beginning of period ...........   $      --            --            --            --        --          --           --
  End of period .................   $  8.8561            --            --            --        --          --           --
  Units outstanding at end of
   period .......................     144,529            --            --            --        --          --           --

                                       B-4

                                                                      YEAR ENDED DECEMBER 31
                                 ------------------------------------------------------------------------------------------------
    SUB-ACCOUNT INVESTING IN          2000          1999          1998          1997          1996          1995         1994
    ------------------------     ------------- ------------- ------------- ------------- ------------- ------------- ------------
 PILGRIM VP GROWTH + VALUE PORTFOLIO
 (Since January 3, 1995)
 Beginning of period ...........  $   38.4240   $   19.9820   $   16.9801   $   15.0172   $   12.3714    $ 10.0000           --
 End of period .................  $   34.1863   $   38.4240   $   19.9820   $   16.9801   $   15.0172    $ 12.3714           --
 Units outstanding at end of
  period .......................    1,010,721       666,517       595,830       613,041       376,557       16,298           --
 PILGRIM VP HIGH YIELD BOND PORTFOLIO
 (Since August 8, 1997)
 Beginning of period ...........  $    9.6354   $   10.0955   $   10.3496   $   10.0000            --           --           --
 End of period .................  $    8.3965   $    9.6354   $   10.0955   $   10.3496            --           --           --
 Units outstanding at end of
  period .......................      283,066       368,743       389,807        55,079            --           --           --
 PILGRIM VP INTERNATIONAL VALUE FUND
  PORTFOLIO
 (Since August 8, 1997)
 Beginning of period ...........  $   17.2046   $   11.6165   $   10.0738   $   10.0000            --           --           --
 End of period .................  $   17.5072   $   17.2046   $   11.6165   $   10.0738            --           --           --
 Units outstanding at end of
  period .......................      349,793       284,973       232,846        59,173            --           --           --
 PILGRIM VP MAGNACAP PORTFOLIO
 (Since May 1, 2000)
 Beginning of period ...........  $        --            --            --            --            --           --           --
 End of period .................  $   10.0677            --            --            --            --           --           --
 Units outstanding at end of
  period .......................       60,256            --            --            --            --           --           --
 PILGRIM VP MIDCAP OPPORTUNITIES
  PORTFOLIO
 (Since May 1, 2000)
 Beginning of period ...........  $        --            --            --            --            --           --           --
 End of period .................  $    8.8561            --            --            --            --           --           --
 Units outstanding at end of
  period .......................       63,345            --            --            --            --           --           --
 PILGRIM VP RESEARCH ENHANCED INDEX
  PORTFOLIO
 (Since January 3, 1995)
 Beginning of period ...........  $   14.0038   $   13.4190   $   13.6825   $   12.7208   $   11.3881    $ 10.0000           --
 End of period .................  $   12.2048   $   14.0038   $   13.4190   $   13.6825   $   12.7208    $ 11.3881           --
 Units outstanding at end of
  period .......................      411,307       464,405       480,880       286,906       152,651       21,964           --
 PILGRIM VP SMALLCAP OPPORTUNITIES
  PORTFOLIO
 (Since January 3, 1995)
 Beginning of period ...........  $   42.3014   $   17.7950   $   15.3827   $   13.4910   $   12.0224    $ 10.0000           --
 End of period .................  $   42.1707   $   42.3014   $   17.7950   $   15.3827   $   13.4910    $ 12.0224           --
 Units outstanding at end of
  period .......................      860,669       434,003       323,803       261,038       143,393       38,118           --
PUTNAM VARIABLE TRUST:
 PUTNAM VT GROWTH AND
  INCOME FUND - CLASS IA
   SHARES
 (Since January 6, 1994)
 Beginning of period ...........  $   22.3517   $   22.3107   $   19.6008   $   16.0091   $   13.3162    $  9.8762    $ 10.0000
 End of period .................  $   23.8319   $   22.3517   $   22.3107   $   19.6008   $   16.0091    $ 13.3162    $  9.8762
 Units outstanding at end of
  period .......................    2,253,957     2,732,587     2,774,779     2,521,656     1,639,863      719,095      228,484

                                       B-5

                                                                      YEAR ENDED DECEMBER 31
                                 ------------------------------------------------------------------------------------------------
    SUB-ACCOUNT INVESTING IN          2000          1999          1998          1997          1996          1995         1994
    ------------------------     ------------- ------------- ------------- ------------- ------------- ------------- ------------
 PUTNAM VT NEW
  OPPORTUNITIES FUND -
   CLASS IA SHARES
 (Since May 1, 1995)
 Beginning of period ...........  $   36.1280   $   21.6313   $   17.6345   $   14.5039   $   13.3506   $   10.0000          --
 End of period .................  $   26.3332   $   36.1280   $   21.6313   $   17.6345   $   14.5039   $   13.3506          --
 Units outstanding at end of
  period .......................    2,344,498     2,094,825     2,296,799     1,954,936     1,312,658       279,170          --
 PUTNAM VT VOYAGER FUND -
   CLASS IA SHARES
 (Since January 6, 1994)
 Beginning of period ...........  $   37.0449   $   23.7408   $   19.3572   $   15.5144   $   13.9272   $   10.0386   $ 10.0000
 End of period .................  $   30.5382   $   37.0449   $   23.7408   $   19.3572   $   15.5144   $   13.9272   $ 10.0386
 Units outstanding at end of
  period .......................    3,483,436     3,567,503     3,502,135     3,036,855     2,244,324     1,090,262     338,970

                                       B-6

                       STATEMENT OF ADDITIONAL INFORMATION

                                -----------------

              INDIVIDUAL DEFERRED VARIABLE/FIXED ANNUITY CONTRACTS
                                    ISSUED BY
                        RELIASTAR SELECT VARIABLE ACCOUNT
                                       AND
                        RELIASTAR LIFE INSURANCE COMPANY

     This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the Prospectus dated May 1, 2001 (the "Prospectus")
relating to the Select*Annuity III Individual Deferred Variable/Fixed Annuity
Contracts issued by ReliaStar Select Variable Account (the "Variable Account")
and ReliaStar Life Insurance Company ("ReliaStar Life"). Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. A copy of the Prospectus may be obtained from
ReliaStar Life's Service Center at P.O. Box 5050, Minot, North Dakota
58702-5050, by calling 1-877-884-5050, from Washington Square Securities, Inc.,
20 Washington Avenue South, Minneapolis, Minnesota 55401, or by accessing the
SEC's website at http://sec.gov.

     Capitalized terms used in this Statement of Additional Information that are not otherwise defined herein shall have the meanings given to them in the
Prospectus.

                                -----------------

                                                                           PAGE
                                                                           ----
Introduction ..........................................................   SAI-2
Administration of the Contracts .......................................   SAI-2
Custody of Assets .....................................................   SAI-2
Experts ...............................................................   SAI-2
Distribution of the Contracts .........................................   SAI-2
Calculation of Yield and Return .......................................   SAI-2
Financial Statements ..................................................   SAI-16

                                -----------------

      The date of this Statement of Additional Information is May 1, 2001.

                                      SAI-1

INTRODUCTION

     The Select*Annuity III Contracts (the "Contracts") are flexible purchase payment Individual Deferred Variable/Fixed Annuity Contracts. The Contracts are
sold both as non-qualified contracts and/or in connection with retirement plans which may qualify for special federal tax treatment under the Internal Revenue
Code. (See "Federal Tax Status" in the Prospectus.) Annuity payouts under the
Contracts are deferred until a selected later date.

     Purchase payments may be allocated to one or more of the available
Sub-Accounts of the Variable Account, a separate account of ReliaStar Life, and/or to the Fixed Account (which is the general account of ReliaStar Life).
Purchase payments allocated to one or more of the available Sub-Accounts of the
Variable Account, as selected by the Contract Owner, will be invested in shares at net asset value of one or more of a group of investment funds (the
"Investment Funds").

ADMINISTRATION OF THE CONTRACTS

     ReliaStar Life performs certain administrative functions ("Administrative
Functions") relating to the Contracts and the Variable Account in Minot, North
Dakota. These functions include, among other things, maintaining the books and records of the Variable Account and the Sub-Accounts, and maintaining records of the name, address, taxpayer identification number, Contract number, type of
Contract issued to each Owner, Contract Value and other pertinent information necessary to the administration and operation of the Contracts. ReliaStar Life receives no payment for performing any of the Administrative Functions. Prior to
July 14, 1997, Continuum Administrative Services Corporation, Kansas City,
Missouri ("CASC"), performed, by agreement, many of the Administrative
Functions. For the years ended December 31, 1996 and 1997, ReliaStar Life paid fees to CASC under the agreement in the amounts of $638,881 and $700,208 respectively, in connection with administration of the Contracts.

CUSTODY OF ASSETS

     ReliaStar Life maintains custody of the assets of the Variable Account. As
Custodian, ReliaStar Life holds cash balances for the Variable Account pending investment in the Investment Funds or distribution. The Investment Fund shares owned by the Sub-accounts are reflected only on the records of the Funds, and are not issued in certificated form.

EXPERTS

     The financial statements of ReliaStar Select Variable Account as of
December 31, 2000 and for the year then ended and the statutory basis financial statements of ReliaStar Life Insurance Company at December 31, 2000 and for the
year then ended, appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, and the financial statements of ReliaStar Select Variable Account at December 31, 1999 and for the
year then ended and the statutory basis financial statements of ReliaStar Life
Insurance Company at December 31, 1999 and for the year then ended have been audited by Deloitte & Touche LLP, independent auditors, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firms as experts in accounting and auditing.

DISTRIBUTION OF THE CONTRACTS

     The Contracts are distributed by the General Distributor, Washington Square
Securities, Inc., which is a direct wholly-owned subsidiary of ReliaStar
Financial Corp. and is an affiliate of ReliaStar Life. The Contracts will be sold by licensed insurance agents in those states where the Contracts can be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the
National Association of Securities Dealers, Inc.

     For the years ended December 31, 1998, 1999, and 2000 the General
Distributor was paid fees by ReliaStar Life with respect to distribution of the
Select*Annuity III Contracts aggregating $1,856,879, $1,457,606, and $980,000, respectively.

     No deduction for a sales charge is made from the purchase payments for the
Contracts. However, if part or all of a Contract's value is surrendered, surrender charges (which may be deemed to be contingent deferred sales charges)
may be made by ReliaStar Life. The method used to determine the amount of such charge is described in the Prospectus under the heading "Charges Made By
ReliaStar Life -- Surrender Charge (Contingent Deferred Sales Charge)."

CALCULATION OF YIELD AND RETURN

     CURRENT YIELD AND EFFECTIVE YIELD. Current yield and effective yield will be calculated only for the VIP Money Market Portfolio Sub-Account.

                                      SAI-2

     The current yield is based on a seven-day period (the "base period") and is calculated by determining the "net change in value" on a hypothetical account having a balance of one Accumulation Unit at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7 with the resulting yield figure carried to the nearest hundredth of one percent. The effective yield is computed in a similar manner, except that the base period return is compounded by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

     Effective Yield = [(Base Period Return + 1)] 365/7] - 1

     Net changes in value of a hypothetical account will include net investment income of the account (accrued daily dividends as declared by the VIP Money
Market Portfolio, less daily expense and contract charges to the account) for the period, but will not include realized or unrealized gains or losses on its underlying fund shares.

     The VIP Money Market Portfolio Sub-Account's yield and effective yield will vary in response to any fluctuations in interest rates and expenses of the
Sub-Account.

     The yield and effective yield of the Sub-Account for the seven day period ending December 31, 2000 were as follows:

     Yield:                     5.01%
     Effective Yield:           5.14%

     STANDARDIZED YIELD. A standardized yield computation may be used for bond
Sub-Accounts. The yield quotation will be based on a recent 30 day (or one month) period, and is computed by dividing the net investment income per
Accumulation Unit earned during the period by the maximum offering price on the last day of the period according to the following formula:

     Yield = 2 [(a - b + 1) 6 - 1]
                 -----
                  cd

     Where:

     a = net investment earned during the period by the Fund or Portfolio attributable to shares owned by the Sub-Account.

     b = expenses accrued for the period (net of reimbursements).

     c = the average daily number of Accumulation Units outstanding during the period.

     d = the maximum offering price per Accumulation Unit on the last day of the period.

     Yield on each Sub-Account is earned from dividends declared and paid by the underlying Fund or Portfolio, which are automatically reinvested in Fund or
Portfolio shares.

     AVERAGE ANNUAL TOTAL RETURNS. From time to time, sales literature or advertisements may also quote average annual total returns for one or more of the Sub-Accounts for various periods of time.

     Average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month-end practicable, considering the type and media of the communication and will be stated in the communication.

     Average annual total returns will be calculated using Sub-Account unit values which ReliaStar Life calculates on each Valuation Date based on the performance of the Sub-Account's Investment Fund, and the deductions for
Mortality and Expense Risk Premiums, the Administration Charge, and the Annual
Contract Charge. The calculation assumes that the $30 Annual Contract Charge is deducted at the end of each Contract Year.

     For purposes of calculating average annual total return, an average per dollar Annual Contract Charge attributable to the hypothetical account for the period is used. The calculation assumes surrender of the Contract at the end of the period

                                      SAI-3

for the return quotation. Total returns will therefore reflect a deduction of the Surrender Charge for any period less than six years. The total return will then be calculated according to the following formula:

     TR = ((ERV/P) 1/N) - 1

     Where:

     TR =   The average annual total return net of Sub-Account recurring charges.

     ERV =  the ending redeemable value (net of any applicable surrender charge)
            of the hypothetical account at the end of the period.

     P =    a hypothetical initial payment of $1,000.

     N =    the number of years in the period.

     The information in the first table on the following page is standardized performance data. We only will advertise the performance information contained in the second through fifth tables below if we accompany that performance data with the standardized performance data shown in the first table.

                                      SAI-4

Such standardized average annual total return information for the Sub-Accounts is as follows:

                                                                                  FOR THE 1-YEAR         FOR THE 5-YEAR
                                                                              PERIOD ENDED 12/31/00   PERIOD ENDED 12/31/01
                                                                              ---------------------   ---------------------
SUB-ACCOUNT
-----------
AIM V.I. Dent Demographic Trends Fund                                                (25.09)%                   N/A
 (Sub-Account Inception: 5/1/00)

Alger American Growth Portfolio                                                      (22.01)%                   N/A
 (Sub-Account Inception: 8/8/97)
Alger American Leveraged AllCap Portfolio                                               N/A                     N/A
 (Sub-Account Inception: 5/1/00)
Alger American MidCap Growth Portfolio                                                 1.62%                    N/A
 (Sub-Account Inception: 8/8/97)
Alger American Small Capitalization Portfolio                                        (34.26)%                   N/A
 (Sub-Account Inception: 8/8/97)

Fidelity VIP Equity-Income Portfolio -- Initial Class                                  0.87%                  11.43%
 (Sub-Account Inception: 1/6/94)
Fidelity VIP Growth Portfolio -- Initial Class                                       (18.26)%                 17.24%
 (Sub-Account Inception: 1/6/94)
Fidelity VIP High Income Portfolio -- Initial Class                                  (29.60)%                 (0.70)%
 (Sub-Account Inception: 1/6/94)
Fidelity VIP II Contrafund Portfolio -- Initial Class                                (13.97)%                 15.76%
 (Sub-Account Inception: 5/1/95)
Fidelity VIP II Index 500 Portfolio -- Initial Class                                 (16.61)%                 15.92%
 (Sub-Account Inception: 1/6/94)
Fidelity VIP II Investment Grade Bond Portfolio -- Initial Class                       3.63%                   4.03%
 (Sub-Account Inception: 1/6/94)

Janus Aspen Aggressive Growth Portfolio                                              (38.82)%                   N/A
 (Sub-Account Inception: 8/8/97)
Janus Aspen Growth Portfolio                                                         (21.79)%                   N/A
 (Sub-Account Inception: 8/8/97)
Janus Aspen International Growth Portfolio                                           (23.16)%                   N/A
 (Sub-Account Inception: 8/8/97)
Janus Aspen Worldwide Growth Portfolio                                               (22.89)%                   N/A
 (Sub-Account Inception: 8/8/97)

Neuberger Berman Advisers Management Trust Limited Maturity Bond Portfolio            (0.74)%                   N/A
 (Sub-Account Inception: 8/8/97)
Neuberger Berman Advisers Management Trust Partners Portfolio                         (6.74)%                   N/A
 (Sub-Account Inception: 8/8/97)
Neuberger Berman Advisers Management Trust Socially Responsive Portfolio              (9.02)%                   N/A
 (Sub-Account Inception: 4/30/99)

OCC Accumulation Trust Equity Portfolio*                                               2.34%                    N/A
 (Sub-Account Inception: 8/8/97)
OCC Accumulation Trust Global Equity Portfolio                                        (2.80)%                   N/A
 (Sub-Account Inception: 8/8/97)
OCC Accumulation Trust Managed Portfolio*                                              2.18%                    N/A
 (Sub-Account Inception: 8/8/97)
OCC Accumulation Trust SmallCap Portfolio*                                            36.14%                    N/A
 (Sub-Account Inception: 8/8/97)

Pilgrim VP Growth Opportunities Portfolio                                               N/A                     N/A
 (Sub-Account Inception: 5/1/00)
Pilgrim VP Growth + Value Portfolio                                                  (17.08)%                 22.18%
 (Sub-Account Inception: 1/3/95)
Pilgrim VP High Yield Bond Portfolio                                                 (18.91)%                   N/A
 (Sub-Account Inception: 8/8/97)
Pilgrim VP International Value Portfolio                                              (4.30)%                   N/A
 (Sub-Account Inception: 8/8/97)
Pilgrim VP MagnaCap Portfolio                                                           N/A                     N/A
 (Sub-Account Inception: 5/1/00)
Pilgrim VP MidCap Opportunities Portfolio                                               N/A                     N/A
 (Sub-Account Inception: 5/1/00)
Pilgrim VP Research Enhanced Index Portfolio**                                       (18.90)%                  0.65%
 (Sub-Account Inception: 1/3/95)
Pilgrim VP SmallCap Opportunities Portfolio**                                         (6.37)%                 28.22%
 (Sub-Account Inception: 1/3/95)

Putnam VT Growth and Income Fund -- Class IA Shares                                    0.57%                  11.85%
 (Sub-Account Inception: 1/6/94)
Putnam VT New Opportunities Fund -- Class IA Shares                                  (33.17)%                 14.09%
 (Sub-Account Inception: 5/1/95)
Putnam VT Voyager Fund -- Class IA Shares                                            (23.62)%                 16.58%
 (Sub-Account Inception: 1/6/94)

                                      SAI-5

                                                                                                    FOR THE PERIOD FROM
                                                                              FOR THE 10-YEAR       DATE OF INCEPTION OF
                                                                           PERIOD ENDED 12/31/00   SUB-ACCOUNT TO 12/31/00
                                                                           ---------------------   -----------------------
SUB-ACCOUNT
-----------
AIM V.I. Dent Demographic Trends Fund                                                N/A                    (24.97)%
 (Sub-Account Inception: 5/1/00)

Alger American Growth Portfolio                                                      N/A                     13.53%
 (Sub-Account Inception: 8/8/97)
Alger American Leveraged AllCap Portfolio                                            N/A                       N/A
 (Sub-Account Inception: 5/1/00)
Alger American MidCap Growth Portfolio                                               N/A                     17.10%
 (Sub-Account Inception: 8/8/97)
Alger American Small Capitalization Portfolio                                        N/A                      3.16%
 (Sub-Account Inception: 8/8/97)

Fidelity VIP Equity-Income Portfolio -- Initial Class                                N/A                     13.72%
 (Sub-Account Inception: 1/6/94)
Fidelity VIP Growth Portfolio -- Initial Class                                       N/A                     16.80%
 (Sub-Account Inception: 1/6/94)
Fidelity VIP High Income Portfolio -- Initial Class                                  N/A                      1.98%
 (Sub-Account Inception: 1/6/94)
Fidelity VIP II Contrafund Portfolio -- Initial Class                                N/A                     17.72%
 (Sub-Account Inception: 5/1/95)
Fidelity VIP II Index 500 Portfolio -- Initial Class                                 N/A                     16.25%
 (Sub-Account Inception: 1/6/94)
Fidelity VIP II Investment Grade Bond Portfolio -- Initial Class                     N/A                      4.65%
 (Sub-Account Inception: 1/6/94)

Janus Aspen Aggressive Growth Portfolio                                              N/A                     24.55%
 (Sub-Account Inception: 8/8/97)
Janus Aspen Growth Portfolio                                                         N/A                     14.28%
 (Sub-Account Inception: 8/8/97)
Janus Aspen International Growth Portfolio                                           N/A                     14.86%
 (Sub-Account Inception: 8/8/97)
Janus Aspen Worldwide Growth Portfolio                                               N/A                     15.46%
 (Sub-Account Inception: 8/8/97)

Neuberger Berman Advisers Management Trust Limited Maturity Bond Portfolio           N/A                      1.70%
 (Sub-Account Inception: 8/8/97)
Neuberger Berman Advisers Management Trust Partners Portfolio                        N/A                      1.80%
 (Sub-Account Inception: 8/8/97)
Neuberger Berman Advisers Management Trust Socially Responsive Portfolio             N/A                     (1.27)%
 (Sub-Account Inception: 4/30/99)

OCC Accumulation Trust Equity Portfolio*                                             N/A                      6.52%
 (Sub-Account Inception: 8/8/97)
OCC Accumulation Trust Global Equity Portfolio                                       N/A                      8.37%
 (Sub-Account Inception: 8/8/97)
OCC Accumulation Trust Managed Portfolio*                                            N/A                      4.09%
 (Sub-Account Inception: 8/8/97)
OCC Accumulation Trust SmallCap Portfolio*                                           N/A                      5.81%
 (Sub-Account Inception: 8/8/97)

Pilgrim VP Growth Opportunities Portfolio                                            N/A                       N/A
 (Sub-Account Inception: 5/1/00)
Pilgrim VP Growth + Value Portfolio                                                  N/A                     22.50%
 (Sub-Account Inception: 1/3/95)
Pilgrim VP High Yield Bond Portfolio                                                 N/A                     (6.60)%
 (Sub-Account Inception: 8/8/97)
Pilgrim VP International Value Portfolio                                             N/A                     16.95%
 (Sub-Account Inception: 8/8/97)
Pilgrim VP MagnaCap Portfolio                                                        N/A                       N/A
 (Sub-Account Inception: 5/1/00)
Pilgrim VP MidCap Opportunities Portfolio                                            N/A                       N/A
 (Sub-Account Inception: 5/1/00)
Pilgrim VP Research Enhanced Index Portfolio**                                       N/A                      2.82%
 (Sub-Account Inception: 1/3/95)
Pilgrim VP SmallCap Opportunities Portfolio**                                        N/A                     26.90%
 (Sub-Account Inception: 1/3/95)

Putnam VT Growth and Income Fund -- Class IA Shares                                  N/A                     13.19%
 (Sub-Account Inception: 1/6/94)
Putnam VT New Opportunities Fund -- Class IA Shares                                  N/A                     18.29%
 (Sub-Account Inception: 5/1/95)
Putnam VT Voyager Fund -- Class IA Shares                                            N/A                     17.28%
 (Sub-Account Inception: 1/6/94)

     From time to time, sales literature or advertisements may quote non-standardized average annual total returns for periods prior to the date the
Sub-Accounts commenced operations. Such performance information for the
Sub-Accounts will be calculated based on the performance of the Portfolios and the assumption that the Sub-Accounts were in existence for the same periods as those indicated for the Portfolios, with the level of Contract charges currently in effect.

                                      SAI-6

Such non-standardized average annual total return information for the
Sub-Accounts is as follows:

                                                                               FOR THE 1-YEAR           FOR THE 5-YEAR
                                                                            PERIOD ENDED 12/31/00    PERIOD ENDED 12/31/00
                                                                            ---------------------    ---------------------
SUB-ACCOUNT
-----------
AIM V.I. Dent Demographic Trends Fund                                              (25.09)%                    N/A
 (Portfolio Inception: 12/29/99)

Alger American Growth Portfolio                                                    (22.01)%                  17.13%
 (Portfolio Inception: 1/9/89)
Alger American Leveraged AllCap Portfolio                                          (31.92)%                  21.08%
 (Portfolio Inception: 1/25/95)
Alger American MidCap Growth Portfolio                                               1.62%                   17.20%
 (Portfolio Inception: 5/3/93)
Alger American Small Capitalization Portfolio                                      (34.26)%                   4.84%
 (Portfolio Inception: 9/21/88)

Fidelity VIP Equity-Income Portfolio -- Initial Class                                0.87%                   11.43%
 (Portfolio Inception: 10/9/86)
Fidelity VIP Growth Portfolio -- Initial Class                                     (18.26)%                  17.24%
 (Portfolio Inception: 10/9/86)
Fidelity VIP High Income Portfolio -- Initial Class                                (29.60)%                  (0.70)%
 (Portfolio Inception: 9/19/85)
Fidelity VIP II Contrafund Portfolio -- Initial Class                              (13.97)%                  15.76%
 (Portfolio Inception: 1/3/95)
Fidelity VIP II Index 500 Portfolio -- Initial Class                               (16.61)%                  15.92%
 (Portfolio Inception: 8/27/92)
Fidelity VIP II Investment Grade Bond Portfolio -- Initial Class                     3.63%                    4.03%
 (Portfolio Inception: 12/5/88)

Janus Aspen Aggressive Growth Portfolio                                            (38.82)%                  18.13%
 (Portfolio Inception: 9/13/93)
Janus Aspen Growth Portfolio                                                       (21.79)%                  17.33%
 (Portfolio Inception: 9/13/93)
Janus Aspen International Growth Portfolio                                         (23.16)%                  21.38%
 (Portfolio Inception: 5/2/94)
Janus Aspen Worldwide Growth Portfolio                                             (22.89)%                  20.95%
 (Portfolio Inception: 9/13/93)

Neuberger Berman Advisers Management Trust Limited Maturity Bond Portfolio          (0.74)%                   2.58%
 (Portfolio Inception: 9/10/84)
Neuberger Berman Advisers Management Trust Partners Portfolio                       (6.74)%                  11.82%
 (Portfolio Inception: 3/22/94)
Neuberger Berman Advisers Management Trust Socially Responsive Portfolio            (9.02)%                    N/A
 (Portfolio Inception: 2/18/99)

OCC Accumulation Trust Equity Portfolio*                                             2.34%                   12.45%
 (Portfolio Inception: 8/1/88)
OCC Accumulation Trust Global Equity Portfolio                                      (2.80)%                  12.43%
 (Portfolio Inception: 3/1/95)
OCC Accumulation Trust Managed Portfolio*                                            2.18%                   11.06%
 (Portfolio Inception: 8/1/88)
OCC Accumulation Trust SmallCap Portfolio*                                          36.14%                   11.24%
 (Portfolio Inception: 8/1/88)

Pilgrim VP Growth Opportunities Portfolio                                             N/A                      N/A
 (Portfolio Inception: 4/30/00)
Pilgrim VP Growth + Value Portfolio                                                (17.08)%                  22.18%
 (Portfolio Inception: 5/6/94)
Pilgrim VP High Yield Bond Portfolio                                               (18.91)%                  (0.18)%
 (Portfolio Inception: 5/6/94)
Pilgrim VP International Value Portfolio                                            (4.30)%                    N/A
 (Portfolio Inception: 8/8/97)
Pilgrim VP MagnaCap Portfolio                                                         N/A                      N/A
 (Portfolio Inception: 4/30/00)
Pilgrim VP MidCap Opportunities Portfolio                                             N/A                      N/A
 (Portfolio Inception: 4/30/00)
Pilgrim VP Research Enhanced Index Portfolio**                                     (18.90)%                   0.65%
 (Portfolio Inception: 5/6/94)
Pilgrim VP SmallCap Opportunities Portfolio**                                       (6.37)%                  28.22%
 (Portfolio Inception: 5/6/94)

Putnam VT Growth and Income Fund -- Class IA Shares                                  0.57%                   11.85%
 (Portfolio Inception: 2/1/88)
Putnam VT New Opportunities Fund -- Class IA Shares                                (33.17)%                  14.09%
 (Portfolio Inception: 5/2/94)
Putnam VT Voyager Fund -- Class IA Shares                                          (23.62)%                  16.58%
 (Portfolio Inception: 2/1/88)

                                      SAI-7

                                                                                                         FOR THE PERIOD FROM
                                                                                 FOR THE 10-YEAR      DATE OF INCEPTION OF FUND
                                                                              PERIOD ENDED 12/31/00     PORTFOLIO TO 12/31/00
                                                                              ---------------------   -------------------------
SUB-ACCOUNT
-----------
AIM V.I. Dent Demographic Trends Fund                                                      N/A                   (24.97)%
 (Portfolio Inception: 12/29/99)

Alger American Growth Portfolio                                                          18.76%                   17.65%
 (Portfolio Inception: 1/9/89)
Alger American Leveraged AllCap Portfolio                                                  N/A                    28.84%
 (Portfolio Inception: 1/25/95)
Alger American MidCap Growth Portfolio                                                     N/A                    20.84%
 (Portfolio Inception: 5/3/93)
Alger American Small Capitalization Portfolio                                            11.97%                   14.34%
 (Portfolio Inception: 9/21/88)

Fidelity VIP Equity-Income Portfolio -- Initial Class                                    15.70%                   11.79%
 (Portfolio Inception: 10/9/86)
Fidelity VIP Growth Portfolio -- Initial Class                                           18.35%                   14.74%
 (Portfolio Inception: 10/9/86)
Fidelity VIP High Income Portfolio -- Initial Class                                       8.33%                    6.79%
 (Portfolio Inception: 9/19/85)
Fidelity VIP II Contrafund Portfolio -- Initial Class                                      N/A                    19.27%
 (Portfolio Inception: 1/3/95)
Fidelity VIP II Index 500 Portfolio -- Initial Class                                       N/A                    15.30%
 (Portfolio Inception: 8/27/92)
Fidelity VIP II Investment Grade Bond Portfolio -- Initial Class                          6.15%                    6.24%
 (Portfolio Inception: 12/5/88)

Janus Aspen Aggressive Growth Portfolio                                                    N/A                    20.74%
 (Portfolio Inception: 9/13/93)
Janus Aspen Growth Portfolio                                                               N/A                    16.38%
 (Portfolio Inception: 9/13/93)
Janus Aspen International Growth Portfolio                                                 N/A                    18.61%
 (Portfolio Inception: 5/2/94)
Janus Aspen Worldwide Growth Portfolio                                                     N/A                    20.54%
 (Portfolio Inception: 9/13/93)

Neuberger Berman Advisers Management Trust Limited Maturity Bond Portfolio                4.20%                    5.91%
 (Portfolio Inception: 9/10/84)
Neuberger Berman Advisers Management Trust Partners Portfolio                              N/A                    13.21%
 (Portfolio Inception: 3/22/94)
Neuberger Berman Advisers Management Trust Socially Responsive Portfolio                   N/A                    (1.14)%
 (Portfolio Inception: 2/18/99)

OCC Accumulation Trust Equity Portfolio*                                                 15.19%                   13.57%
 (Portfolio Inception: 8/1/88)
OCC Accumulation Trust Global Equity Portfolio                                             N/A                    13.70%
 (Portfolio Inception: 3/1/95)
OCC Accumulation Trust Managed Portfolio*                                                16.47%                   15.40%
 (Portfolio Inception: 8/1/88)
OCC Accumulation Trust SmallCap Portfolio*                                               14.81%                   12.21%
 (Portfolio Inception: 8/1/88)

Pilgrim VP Growth Opportunities Portfolio                                                  N/A                      N/A
 (Portfolio Inception: 4/30/00)
Pilgrim VP Growth + Value Portfolio                                                        N/A                    20.57%
 (Portfolio Inception: 5/6/94)
Pilgrim VP High Yield Bond Portfolio                                                       N/A                     2.61%
 (Portfolio Inception: 5/6/94)
Pilgrim VP International Value Portfolio                                                   N/A                    16.95%
 (Portfolio Inception: 8/8/97)
Pilgrim VP MagnaCap Portfolio                                                              N/A                      N/A
 (Portfolio Inception: 4/30/00)
Pilgrim VP MidCap Opportunities Portfolio                                                  N/A                      N/A
 (Portfolio Inception: 4/30/00)
Pilgrim VP Research Enhanced Index Portfolio**                                             N/A                     3.08%
 (Portfolio Inception: 5/6/94)
Pilgrim VP SmallCap Opportunities Portfolio**                                              N/A                    24.18%
 (Portfolio Inception: 5/6/94)

Putnam VT Growth and Income Fund -- Class IA Shares                                      13.05%                   13.01%
 (Portfolio Inception: 2/1/88)
Putnam VT New Opportunities Fund -- Class IA Shares                                        N/A                    17.94%
 (Portfolio Inception: 5/2/94)
Putnam VT Voyager Fund -- Class IA Shares                                                18.70%                   16.41%
 (Portfolio Inception: 2/1/88)

     ReliaStar Life may also disclose non-standardized average annual total returns for the Investment Fund Portfolios since their inception, including such disclosure for periods prior to the date the Variable Account commenced operations.

                                      SAI-8

Such non-standardized average annual total return information for the
Portfolios of the Investment Funds is as follows:

                                                                                FOR THE 1-YEAR          FOR THE 5-YEAR
                                                                            PERIOD ENDED 12/31/00    PERIOD ENDED 12/31/00
                                                                            ---------------------    ---------------------
SUB-ACCOUNT
-----------
AIM V.I. Dent Demographic Trends Fund                                              (17.71)%                    N/A
 (Portfolio Inception: 12/29/99)

Alger American Growth Portfolio                                                    (14.78)%                  19.19%
 (Portfolio Inception: 1/9/89)
Alger American Leveraged AllCap Portfolio                                          (24.83)%                  23.15%
 (Portfolio Inception: 1/25/95)
Alger American MidCap Growth Portfolio                                               9.18%                   19.27%
 (Portfolio Inception: 5/3/93)
Alger American Small Capitalization Portfolio                                      (27.20)%                   6.96%
 (Portfolio Inception: 9/21/88)

Fidelity VIP Equity-Income Portfolio -- Initial Class                                8.42%                   13.51%
 (Portfolio Inception: 10/9/86)
Fidelity VIP Growth Portfolio -- Initial Class                                     (10.98)%                  19.31%
 (Portfolio Inception: 10/9/86)
Fidelity VIP High Income Portfolio -- Initial Class                                (22.47)%                   1.48%
 (Portfolio Inception: 9/19/85)
Fidelity VIP II Contrafund Portfolio -- Initial Class                               (6.62)%                    N/A
 (Portfolio Inception: 1/3/95)
Fidelity VIP II Index 500 Portfolio -- Initial Class                                (9.30)%                  17.98%
 (Portfolio Inception: 8/27/92)
Fidelity VIP II Investment Grade Bond Portfolio -- Initial Class                    11.22%                    6.15%
 (Portfolio Inception: 12/5/88)

Janus Aspen Aggressive Growth Portfolio                                            (31.82)%                  20.20%
 (Portfolio Inception: 9/13/93)
Janus Aspen Growth Portfolio                                                       (14.55)%                  19.40%
 (Portfolio Inception: 9/13/93)
Janus Aspen International Growth Portfolio                                         (15.94)%                  23.45%
 (Portfolio Inception: 5/2/94)
Janus Aspen Worldwide Growth Portfolio                                             (15.67)%                  23.02%
 (Portfolio Inception: 9/13/93)

Neuberger Berman Advisers Management Trust Limited Maturity Bond Portfolio           6.78%                    4.72%
 (Portfolio Inception: 9/10/84)
Neuberger Berman Advisers Management Trust Partners Portfolio                        0.70%                   13.89%
 (Portfolio Inception: 3/22/94)
Neuberger Berman Advisers Management Trust Socially Responsive Portfolio            (1.61)%                    N/A
 (Portfolio Inception: 2/18/99)

OCC Accumulation Trust Equity Portfolio*                                             9.91%                   14.63%
 (Portfolio Inception: 8/1/88)
OCC Accumulation Trust Global Equity Portfolio                                       4.70%                   14.52%
 (Portfolio Inception: 3/1/95)
OCC Accumulation Trust Managed Portfolio*                                            9.74%                   13.22%
 (Portfolio Inception: 8/1/88)
OCC Accumulation Trust SmallCap Portfolio*                                          44.18%                   13.32%
 (Portfolio Inception: 2/18/99)

Pilgrim VP Growth Opportunities Portfolio                                             N/A                      N/A
 (Portfolio Inception: 4/30/00)
Pilgrim VP Growth + Value Portfolio                                                 (9.78)%                  24.26%
 (Portfolio Inception: 5/6/94)
Pilgrim VP High Yield Bond Portfolio                                               (11.64)%                   2.33%
 (Portfolio Inception: 5/6/94)
Pilgrim VP International Value Portfolio                                             3.18%                     N/A
 (Portfolio Inception: 8/8/97)
Pilgrim VP MagnaCap Portfolio                                                         N/A                      N/A
 (Portfolio Inception: 4/30/00)
Pilgrim VP MidCap Opportunities Portfolio                                             N/A                      N/A
 (Portfolio Inception: 4/30/00)
Pilgrim VP Research Enhanced Index Portfolio**                                     (11.63)%                   3.21%
 (Portfolio Inception: 5/6/94)
Pilgrim VP SmallCap Opportunities Portfolio**                                        1.08%                   30.33%
 (Portfolio Inception: 5/6/94)

Putnam VT Growth and Income Fund -- Class IA Shares                                  8.11%                   13.92%
 (Portfolio Inception: 2/1/88)
Putnam VT New Opportunities Fund -- Class IA Shares                                (26.09)%                  16.16%
 (Portfolio Inception: 5/2/94)
Putnam VT Voyager Fund -- Class IA Shares                                          (16.41)%                  18.64%
 (Portfolio Inception: 2/1/88)

                                      SAI-9

                                                                                                      FOR THE PERIOD FROM
                                                                              FOR THE 10-YEAR      DATE OF INCEPTION OF FUND
                                                                           PERIOD ENDED 12/31/00     PORTFOLIO TO 12/31/00
                                                                           ---------------------   -------------------------
SUB-ACCOUNT
-----------
AIM V.I. Dent Demographic Trends Fund                                                 N/A                   (17.58)%
 (Portfolio Inception: 12/29/99)

Alger American Growth Portfolio                                                     20.45%                   19.33%
 (Portfolio Inception: 1/9/89)
Alger American Leveraged AllCap Portfolio                                             N/A                    30.84%
 (Portfolio Inception: 1/25/95)
Alger American MidCap Growth Portfolio                                                N/A                    22.57%
 (Portfolio Inception: 5/3/93)
Alger American Small Capitalization Portfolio                                       13.57%                   15.97%
 (Portfolio Inception: 9/21/88)

Fidelity VIP Equity-Income Portfolio -- Initial Class                               17.35%                   13.39%
 (Portfolio Inception: 10/9/86)
Fidelity VIP Growth Portfolio -- Initial Class                                      20.04%                   16.38%
 (Portfolio Inception: 10/9/86)
Fidelity VIP High Income Portfolio -- Initial Class                                  9.87%                    8.32%
 (Portfolio Inception: 9/19/85)
Fidelity VIP II Contrafund Portfolio -- Initial Class                                 N/A                    21.22%
 (Portfolio Inception: 1/3/95)
Fidelity VIP II Index 500 Portfolio -- Initial Class                                  N/A                    16.95%
 (Portfolio Inception: 8/27/92)
Fidelity VIP II Investment Grade Bond Portfolio -- Initial Class                     7.68%                    7.76%
 (Portfolio Inception: 12/5/88)

Janus Aspen Aggressive Growth Portfolio                                               N/A                    22.46%
 (Portfolio Inception: 9/13/93)
Janus Aspen Growth Portfolio                                                          N/A                    18.05%
 (Portfolio Inception: 9/13/93)
Janus Aspen International Growth Portfolio                                            N/A                    20.31%
 (Portfolio Inception: 5/2/94)
Janus Aspen Worldwide Growth Portfolio                                                N/A                    22.26%
 (Portfolio Inception: 9/13/93)

Neuberger Berman Advisers Management Trust Limited Maturity Bond Portfolio           5.71%                    7.42%
 (Portfolio Inception: 9/10/84)
Neuberger Berman Advisers Management Trust Partners Portfolio                         N/A                    14.83%
 (Portfolio Inception: 3/22/94)
Neuberger Berman Advisers Management Trust Socially Responsive Portfolio              N/A                     3.07%
 (Portfolio Inception: 2/18/99)

OCC Accumulation Trust Equity Portfolio*                                            16.89%                   15.23%
 (Portfolio Inception: 8/1/88)
OCC Accumulation Trust Global Equity Portfolio                                        N/A                    15.73%
 (Portfolio Inception: 3/1/95)
OCC Accumulation Trust Managed Portfolio*                                           18.18%                   17.07%
 (Portfolio Inception: 8/1/88)
OCC Accumulation Trust SmallCap Portfolio*                                          16.45%                   13.81%
 (Portfolio Inception: 8/1/88)

Pilgrim VP Growth Opportunities Portfolio                                             N/A                      N/A
 (Portfolio Inception: 4/30/00)
Pilgrim VP Growth + Value Portfolio                                                   N/A                    22.30%
 (Portfolio Inception: 5/6/94)
Pilgrim VP High Yield Bond Portfolio                                                  N/A                     4.35%
 (Portfolio Inception: 5/6/94)
Pilgrim VP International Value Portfolio                                              N/A                    19.55%
 (Portfolio Inception: 8/8/97)
Pilgrim VP MagnaCap Portfolio                                                         N/A                      N/A
 (Portfolio Inception: 4/30/00)
Pilgrim VP MidCap Opportunities Portfolio                                             N/A                      N/A
 (Portfolio Inception: 4/30/00)
Pilgrim VP Research Enhanced Index Portfolio**                                        N/A                     4.87%
 (Portfolio Inception: 5/6/94)
Pilgrim VP SmallCap Opportunities Portfolio**                                         N/A                    25.96%
 (Portfolio Inception: 5/6/94)

Putnam VT Growth and Income Fund -- Class IA Shares                                 14.67%                   14.62%
 (Portfolio Inception: 2/1/88)
Putnam VT New Opportunities Fund -- Class IA Shares                                   N/A                    19.63%
 (Portfolio Inception: 5/2/94)
Putnam VT Voyager Fund -- Class IA Shares                                           20.39%                   18.07%
 (Portfolio Inception: 2/1/88)

     From time to time, sales literature or advertisements may quote average annual total returns for the Sub-Accounts that do not reflect the Surrender
Charge. Such non-standardized performance information may quote average annual total returns for periods during which the Sub-Accounts were operating and for periods prior to the date the Sub-Accounts commenced operations. These returns are calculated in exactly the same way as average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any charges on amounts surrendered or withdrawn. Such information is as follows:

                                     SAI-10

     NON-STANDARDIZED RETURNS SINCE DATE SUB-ACCOUNTS COMMENCED OPERATIONS

                                                                                     FOR THE 1-YEAR           FOR THE 5-YEAR
                                                                                 PERIOD ENDED 12/31/00    PERIOD ENDED 12/31/00
                                                                                 ---------------------    ---------------------
SUB-ACCOUNT
-----------
AIM V.I. Dent Demographic Trends Fund                                                   (19.09)%                    N/A
 (Sub-Account Inception: 5/1/00)

Alger American Growth Portfolio                                                         (16.01)%                    N/A
 (Sub-Account Inception: 8/8/97)
Alger American Leveraged AllCap Portfolio                                                  N/A                      N/A
 (Sub-Account Inception: 5/1/00)
Alger American MidCap Growth Portfolio                                                    7.62%                     N/A
 (Sub-Account Inception: 8/8/97)
Alger American Small Capitalization Portfolio                                           (28.26)%                    N/A
 (Sub-Account Inception: 8/8/97)

Fidelity VIP Equity-Income Portfolio -- Initial Class                                     6.87%                   11.89%
 (Sub-Account Inception: 1/6/94)
Fidelity VIP Growth Portfolio -- Initial Class                                          (12.26)%                  17.62%
 (Sub-Account Inception: 1/6/94)
Fidelity VIP High Income Portfolio -- Initial Class                                     (23.60)%                   0.03%
 (Sub-Account Inception: 1/6/94)
Fidelity VIP II Contrafund Portfolio -- Initial Class                                    (7.97)%                  16.16%
 (Sub-Account Inception: 5/1/95)
Fidelity VIP II Index 500 Portfolio -- Initial Class                                    (10.61)%                  16.31%
 (Sub-Account Inception: 1/6/94)
Fidelity VIP II Investment Grade Bond Portfolio -- Initial Class                          9.63%                    4.64%
 (Sub-Account Inception: 1/6/94)

Janus Aspen Aggressive Growth Portfolio                                                 (32.82)%                    N/A
 (Sub-Account Inception: 8/8/97)
Janus Aspen Growth Portfolio                                                            (15.79)%                    N/A
 (Sub-Account Inception: 8/8/97)
Janus Aspen International Growth Portfolio                                              (17.16)%                    N/A
 (Sub-Account Inception: 8/8/97)
Janus Aspen Worldwide Growth Portfolio                                                  (16.89)%                    N/A
 (Sub-Account Inception: 8/8/97)

Neuberger Berman Advisers Management Trust Limited Maturity Bond Portfolio                5.26%                     N/A
 (Sub-Account Inception: 8/8/97)
Neuberger Berman Advisers Management Trust Partners Portfolio                            (0.74)%                    N/A
 (Sub-Account Inception: 8/8/97)
Neuberger Berman Advisers Management Trust Socially Responsive Portfolio                 (3.02)%                    N/A
 (Sub-Account Inception: 4/30/99)

OCC Accumulation Trust Equity Portfolio*                                                  8.34%                     N/A
 (Sub-Account Inception: 8/8/97)
OCC Accumulation Trust Global Equity Portfolio                                            3.20%                     N/A
 (Sub-Account Inception: 8/8/97)
OCC Accumulation Trust Managed Portfolio*                                                 8.18%                     N/A
 (Sub-Account Inception: 8/8/97)
OCC Accumulation Trust SmallCap Portfolio*                                               42.14%                     N/A
 (Sub-Account Inception: 8/8/97)

Pilgrim VP Growth Opportunities Portfolio                                                  N/A                      N/A
 (Sub-Account Inception: 5/1/00)
Pilgrim VP Growth + Value Portfolio                                                     (11.08)%                  22.50%
 (Sub-Account Inception: 1/3/95)
Pilgrim VP High Yield Bond Portfolio                                                    (12.91)%                    N/A
 (Sub-Account Inception: 8/8/97)
Pilgrim VP International Value Portfolio                                                 (1.70)%                    N/A
 (Sub-Account Inception: 8/8/97)
Pilgrim VP MagnaCap Portfolio                                                              N/A                      N/A
 (Sub-Account Inception: 5/1/00)
Pilgrim VP MidCap Opportunities Portfolio                                                  N/A                      N/A
 (Sub-Account Inception: 5/1/00)
Pilgrim VP Research Enhanced Index Portfolio**                                          (12.90)%                   1.35%
 (Sub-Account Inception: 1/3/95)
Pilgrim VP SmallCap Opportunities Portfolio**                                            (0.37)%                  28.49%
 (Sub-Account Inception: 1/3/95)

Putnam VT Growth and Income Fund -- Class IA Shares                                       6.57%                   12.30%
 (Sub-Account Inception: 1/6/94)
Putnam VT New Opportunities Fund -- Class IA Shares                                     (27.17)%                  14.51%
 (Sub-Account Inception: 5/1/95)
Putnam VT Voyager Fund -- Class IA Shares                                               (17.62)%                  16.96%
 (Sub-Account Inception: 1/6/94)

                                     SAI-11

                                                                                                      FOR THE PERIOD FROM
                                                                               FOR THE 10-YEAR       DATE OF INCEPTION OF
                                                                            PERIOD ENDED 12/31/00   SUB-ACCOUNT TO 12/31/00
                                                                            ---------------------   -----------------------
SUB-ACCOUNT
-----------
AIM V.I. Dent Demographic Trends Fund                                                  N/A                   (19.01)%
 (Sub-Account Inception: 5/1/00)

Alger American Growth Portfolio                                                        N/A                    14.49%
 (Sub-Account Inception: 8/8/97)
Alger American Leveraged AllCap Portfolio                                              N/A                      N/A
 (Sub-Account Inception: 5/1/00)
Alger American MidCap Growth Portfolio                                                 N/A                    18.00%
 (Sub-Account Inception: 8/8/97)
Alger American Small Capitalization Portfolio                                          N/A                     4.37%
 (Sub-Account Inception: 8/8/97)

Fidelity VIP Equity-Income Portfolio -- Initial Class                                  N/A                    13.72%
 (Sub-Account Inception: 1/6/94)
Fidelity VIP Growth Portfolio -- Initial Class                                         N/A                    16.80%
 (Sub-Account Inception: 1/6/94)
Fidelity VIP High Income Portfolio -- Initial Class                                    N/A                     1.98%
 (Sub-Account Inception: 1/6/94)
Fidelity VIP II Contrafund Portfolio -- Initial Class                                  N/A                    18.01%
 (Sub-Account Inception: 5/1/95)
Fidelity VIP II Index 500 Portfolio -- Initial Class                                   N/A                    16.25%
 (Sub-Account Inception: 1/6/94)
Fidelity VIP II Investment Grade Bond Portfolio -- Initial Class                       N/A                     4.65%
 (Sub-Account Inception: 1/6/94)

Janus Aspen Aggressive Growth Portfolio                                                N/A                    25.33%
 (Sub-Account Inception: 8/8/97)
Janus Aspen Growth Portfolio                                                           N/A                    15.23%
 (Sub-Account Inception: 8/8/97)
Janus Aspen International Growth Portfolio                                             N/A                    15.80%
 (Sub-Account Inception: 8/8/97)
Janus Aspen Worldwide Growth Portfolio                                                 N/A                    16.38%
 (Sub-Account Inception: 8/8/97)

Neuberger Berman Advisers Management Trust Limited Maturity Bond Portfolio             N/A                     2.96%
 (Sub-Account Inception: 8/8/97)
Neuberger Berman Advisers Management Trust Partners Portfolio                          N/A                     3.05%
 (Sub-Account Inception: 8/8/97)
Neuberger Berman Advisers Management Trust Socially Responsive Portfolio               N/A                     1.95%
 (Sub-Account Inception: 4/30/99)

OCC Accumulation Trust Equity Portfolio*                                               N/A                     7.64%
 (Sub-Account Inception: 8/8/97)
OCC Accumulation Trust Global Equity Portfolio                                         N/A                     9.45%
 (Sub-Account Inception: 8/8/97)
OCC Accumulation Trust Managed Portfolio*                                              N/A                     5.28%
 (Sub-Account Inception: 8/8/97)
OCC Accumulation Trust SmallCap Portfolio*                                             N/A                     6.95%
 (Sub-Account Inception: 8/8/97)

Pilgrim VP Growth Opportunities Portfolio                                              N/A                      N/A
 (Sub-Account Inception: 5/1/00)
Pilgrim VP Growth + Value Portfolio                                                    N/A                    22.71%
 (Sub-Account Inception: 1/3/95)
Pilgrim VP High Yield Bond Portfolio                                                   N/A                    (5.08)%
 (Sub-Account Inception: 8/8/97)
Pilgrim VP International Value Portfolio                                               N/A                   (17.85)%
 (Sub-Account Inception: 8/8/97)
Pilgrim VP MagnaCap Portfolio                                                          N/A                      N/A
 (Sub-Account Inception: 5/1/00)
Pilgrim VP MidCap Opportunities Portfolio                                              N/A                      N/A
 (Sub-Account Inception: 5/1/00)
Pilgrim VP Research Enhanced Index Portfolio**                                         N/A                     3.33%
 (Sub-Account Inception: 1/3/95)
Pilgrim VP SmallCap Opportunities Portfolio**                                          N/A                    27.08%
 (Sub-Account Inception: 1/3/95)

Putnam VT Growth and Income Fund -- Class IA Shares                                    N/A                    13.19%
 (Sub-Account Inception: 1/6/94)
Putnam VT New Opportunities Fund -- Class IA Shares                                    N/A                    18.57%
 (Sub-Account Inception: 5/1/95)
Putnam VT Voyager Fund -- Class IA Shares                                              N/A                    17.28%
 (Sub-Account Inception: 1/6/94)

                                     SAI-12

NON-STANDARDIZED RETURNS INCLUDING PERIOD PRIOR TO DATE SUB-ACCOUNTS COMMENCED
                                   OPERATIONS

                                                                                FOR THE 1-YEAR          FOR THE 5-YEAR
                                                                            PERIOD ENDED 12/31/00    PERIOD ENDED 12/31/00
                                                                            ---------------------    ---------------------
SUB-ACCOUNT
-----------
AIM V.I. Dent Demographic Trends Fund                                              (19.09)%                    N/A
 (Portfolio Inception: 12/29/99)

Alger American Growth Portfolio                                                    (16.01)%                  17.51%
 (Portfolio Inception: 1/9/89)
Alger American Leveraged All Cap Portfolio                                         (25.92)%                  21.41%
 (Portfolio Inception: 1/25/95)
Alger American MidCap Growth Portfolio                                               7.62%                   17.58%
 (Portfolio Inception: 5/3/93)
Alger American Small Capitalization Portfolio                                      (28.26)%                   5.43%
 (Portfolio Inception: 9/21/88)

Fidelity VIP Equity-Income Portfolio -- Initial Class                                6.87%                   11.89%
 (Portfolio Inception: 10/9/86)
Fidelity VIP Growth Portfolio -- Initial Class                                     (12.26)%                  17.62%
 (Portfolio Inception: 10/9/86)
Fidelity VIP High Income Portfolio -- Initial Class                                (23.60)%                   0.03%
 (Portfolio Inception: 9/19/85)
Fidelity VIP II Contrafund Portfolio -- Initial Class                               (7.97)%                  16.16%
 (Portfolio Inception: 1/3/95)
Fidelity VIP II Index 500 Portfolio -- Initial Class                               (10.61)%                  16.31%
 (Portfolio Inception: 8/27/92)
Fidelity VIP II Investment Grade Bond Portfolio -- Initial Class                     9.63%                    4.64%
 (Portfolio Inception: 12/5/88)

Janus Aspen Aggressive Growth Portfolio                                            (32.82)%                  18.50%
 (Portfolio Inception: 9/13/93)
Janus Aspen Growth Portfolio                                                       (15.79)%                  17.71%
 (Portfolio Inception: 9/13/93)
Janus Aspen International Growth Portfolio                                         (17.16)%                  21.71%
 (Portfolio Inception: 5/2/94)
Janus Aspen Worldwide Growth Portfolio                                             (16.89)%                  21.29%
 (Portfolio Inception: 9/13/93)

Neuberger Berman Advisers Management Trust Limited Maturity Bond Portfolio           5.26%                    3.22%
 (Portfolio Inception: 9/10/84)
Neuberger Berman Advisers Management Trust Partners Portfolio                       (0.74)%                  12.28%
 (Portfolio Inception: 3/22/94)
Neuberger Berman Advisers Management Trust Socially Responsive Portfolio            (3.02)%                    N/A
 (Portfolio Inception: 2/18/99)

OCC Accumulation Trust Equity Portfolio*                                             8.34%                   12.89%
 (Portfolio Inception: 8/1/88)
OCC Accumulation Trust Global Equity Portfolio                                       3.20%                   12.88%
 (Portfolio Inception: 3/1/95)
OCC Accumulation Trust Managed Portfolio*                                            8.18%                   11.53%
 (Portfolio Inception: 8/1/88)
OCC Accumulation Trust SmallCap Portfolio*                                          42.14%                   11.71%
 (Portfolio Inception: 2/18/99)

Pilgrim VP Growth Opportunities Portfolio                                             N/A                      N/A
 (Portfolio Inception: 4/30/00)
Pilgrim VP Growth + Value Portfolio                                                (11.08)%                  22.50%
 (Portfolio Inception: 5/6/94)
Pilgrim VP High Yield Bond Portfolio                                               (12.91)%                   0.53%
 (Portfolio Inception: 5/6/94)
Pilgrim VP International Value Portfolio                                             1.70%                     N/A
 (Portfolio Inception: 8/8/97)
Pilgrim VP MagnaCap Portfolio                                                         N/A                      N/A
 (Portfolio Inception: 4/30/00)
Pilgrim VP MidCap Opportunities Portfolio                                             N/A                      N/A
 (Portfolio Inception: 4/30/00)
Pilgrim VP Research Enhanced Index Portfolio**                                     (12.90)%                   1.35%
 (Portfolio Inception: 5/6/94)
Pilgrim VP SmallCap Opportunities Portfolio**                                       (0.37)%                  28.49%
 (Portfolio Inception: 5/6/94)

Putnam VT Growth and Income Fund -- Class IA Shares                                  6.57%                   12.30%
 (Portfolio Inception: 2/1/88)
Putnam VT New Opportunities Fund -- Class IA Shares                                (27.17)%                  14.51%
 (Portfolio Inception: 5/2/94)
Putnam VT Voyager Fund -- Class IA Shares                                          (17.62)%                  16.96%
 (Portfolio Inception: 2/1/88)

                                     SAI-13

                                                                                                      FOR THE PERIOD FROM
                                                                              FOR THE 10-YEAR      DATE OF INCEPTION OF FUND
                                                                           PERIOD ENDED 12/31/00     PORTFOLIO TO 12/31/00
                                                                           ---------------------   -------------------------
SUB-ACCOUNT
-----------
AIM V.I. Dent Demographic Trends Fund                                                 N/A                   (19.01)%
 (Portfolio Inception: 12/29/99)

Alger American Growth Portfolio                                                     18.76%                   17.65%
 (Portfolio Inception: 1/9/89)
Alger American Leveraged All Cap Portfolio                                            N/A                    29.01%
 (Portfolio Inception: 1/25/95)
Alger American MidCap Growth Portfolio                                                N/A                    20.84%
 (Portfolio Inception: 5/3/93)
Alger American Small Capitalization Portfolio                                       11.97%                   14.34%
 (Portfolio Inception: 9/21/88)

Fidelity VIP Equity-Income Portfolio -- Initial Class                               15.70%                   11.79%
 (Portfolio Inception: 10/9/86)
Fidelity VIP Growth Portfolio -- Initial Class                                      18.35%                   14.74%
 (Portfolio Inception: 10/9/86)
Fidelity VIP High Income Portfolio -- Initial Class                                  8.33%                    6.79%
 (Portfolio Inception: 9/19/85)
Fidelity VIP II Contrafund Portfolio -- Initial Class                                 N/A                    19.51%
 (Portfolio Inception: 1/3/95)
Fidelity VIP II Index 500 Portfolio -- Initial Class                                  N/A                    15.30%
 (Portfolio Inception: 8/27/92)
Fidelity VIP II Investment Grade Bond Portfolio -- Initial Class                     6.15%                    6.24%
 (Portfolio Inception: 12/5/88)

Janus Aspen Aggressive Growth Portfolio                                               N/A                    20.74%
 (Portfolio Inception: 9/13/93)
Janus Aspen Growth Portfolio                                                          N/A                    16.38%
 (Portfolio Inception: 9/13/93)
Janus Aspen International Growth Portfolio                                            N/A                    18.61%
 (Portfolio Inception: 5/2/94)
Janus Aspen Worldwide Growth Portfolio                                                N/A                    20.54%
 (Portfolio Inception: 9/13/93)

Neuberger Berman Advisers Management Trust Limited Maturity Bond Portfolio           4.20%                    5.91%
 (Portfolio Inception: 9/10/84)
Neuberger Berman Advisers Management Trust Partners Portfolio                         N/A                    13.21%
 (Portfolio Inception: 3/22/94)
Neuberger Berman Advisers Management Trust Socially Responsive Portfolio              N/A                     1.74%
 (Portfolio Inception: 2/18/99)

OCC Accumulation Trust Equity Portfolio*                                            15.19%                   13.57%
 (Portfolio Inception: 8/1/88)
OCC Accumulation Trust Global Equity Portfolio                                        N/A                    14.03%
 (Portfolio Inception: 3/1/95)
OCC Accumulation Trust Managed Portfolio*                                           16.47%                   15.40%
 (Portfolio Inception: 8/1/88)
OCC Accumulation Trust SmallCap Portfolio*                                          14.81%                   12.21%
 (Portfolio Inception: 2/18/99)

Pilgrim VP Growth Opportunities Portfolio                                             N/A                      N/A
 (Portfolio Inception: 4/30/00)
Pilgrim VP Growth + Value Portfolio                                                   N/A                    20.57%
 (Portfolio Inception: 5/6/94)
Pilgrim VP High Yield Bond Portfolio                                                  N/A                     2.61%
 (Portfolio Inception: 5/6/94)
Pilgrim VP International Value Portfolio                                              N/A                    17.85%
 (Portfolio Inception: 8/8/97)
Pilgrim VP MagnaCap Portfolio                                                         N/A                      N/A
 (Portfolio Inception: 4/30/00)
Pilgrim VP MidCap Opportunities Portfolio                                             N/A                      N/A
 (Portfolio Inception: 4/30/00)
Pilgrim VP Research Enhanced Index Portfolio**                                        N/A                     3.08%
 (Portfolio Inception: 5/6/94)
Pilgrim VP SmallCap Opportunities Portfolio**                                         N/A                    24.18%
 (Portfolio Inception: 5/6/94)

Putnam VT Growth and Income Fund -- Class IA Shares                                 13.05%                   13.01%
 (Portfolio Inception: 2/1/88)
Putnam VT New Opportunities Fund -- Class IA Shares                                   N/A                    17.94%
 (Portfolio Inception: 5/2/94)
Putnam VT Voyager Fund -- Class IA Shares                                           18.70%                   16.41%
 (Portfolio Inception: 2/1/88)

                                     SAI-14

-----------------

 * On September 16, 1994, an investment company then called Quest for Value
   Accumulation Trust (the "Old Trust") was effectively divided into two investment funds, the Old Trust and the present OCC Accumulation Trust (the
   "Trust") at which time the Trust commenced operations. The total net assets for the Equity, Managed, and Small Cap Portfolios immediately after the transaction were $86,789,755, $682,601,380, and $139,812,573, respectively, with respect to the Old Trust and for the Equity, Managed, and Small Cap
   Portfolios, $3,764,598, $51,345,102, and $8,129,274, respectively with respect to the Trust. For the period prior to September 14, 1994, the performance figures for each of the Equity, Managed, and Small Cap Portfolios reflect the performance of the corresponding Portfolios of the Old Trust.

** The Pilgrim VP Trust SmallCap Opportunities Portfolio (formerly the Northstar
   Galaxy Trust Income and Growth Portfolio) operated under an investment objective of seeking income balanced with capital appreciation from inception through November 8, 1998, when the investment objective was modified to seeking long-term capital appreciation. The Pilgrim VP Trust Research
   Enhanced Index Portfolio (formerly the Northstar Galaxy Trust Multi-Sector
   Bond Portfolio) operated under an investment objective of seeking current income while preserving capital through April 29, 1999, when the investment objective was modified to seeking long-term capital appreciation.

     The Investment Funds have provided the total return information for the
Portfolios, including the Portfolio total return information used to calculate the total returns of the Sub-Accounts for periods prior to the inception of the
Sub-Accounts. The AIM Variable Insurance Funds, The Alger American Fund,
Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products
Fund II, Janus Aspen Series, Neuberger Berman Advisers Management Trust, OCC
Accumulation Trust, and Putnam Variable Products Trust are not affiliated with
ReliaStar Life.

     ReliaStar Life may disclose Cumulative Total Returns in conjunction with the standard formats described above. The Cumulative Total Returns will be calculated using the following formula:

     CTR = ERV/P - 1

     Where:

     CTR = the Cumulative Total Return net of Sub-Account recurring charges for the period.

     ERV = the ending redeemable value of the hypothetical investment at the end of the period.

     P =   a hypothetical single payment of $1,000.

     EFFECT OF THE ANNUAL CONTRACT CHARGE ON PERFORMANCE DATA. The Contract
provides for a $30 Annual Contract Charge to be deducted annually at the end of each Contract Year, from the Sub-Accounts and the Fixed Account based on the proportion that the value of each such account bears to the total Contract
Value. For purposes of reflecting the Annual Contract Charge in yield and total return quotations, the annual charge is converted into an annual charge per
$1,000 invested based on the Annual Contract Charges collected from the average total assets of the Variable Account and Fixed Account during the calendar year ending December 31, 2000.

     COMPARATIVE ADVERTISING. In advertising and sales literature, the performance of each Sub-Account may be compared to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or investment series of mutual funds with investment objectives similar to each of the Sub-Accounts. Lipper
Analytical Services, Inc. ("Lipper") and the Variable Annuity Research Data
Service ("VARDS") are independent services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis.

     Lipper's rankings include variable life insurance issuers as well as variable annuity issuers. VARDS rankings compare only variable annuity issuers.
The performance analyses prepared by Lipper and VARDS each rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives.

                                     SAI-15

                              FINANCIAL STATEMENTS

     This Statement of Additional Information includes audited Financial
Statements for the Variable Account as of December 31, 2000 and for each of the two years in the period then ended. Although the financial statements are audited, the period they cover is not necessarily indicative of the longer term performance of the assets held in the Variable Account.

     ReliaStar Life's financial statements, which are included in this statement of Additional Information, should be considered only as bearing on ReliaStar
Life's ability to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the
Variable Account.

     Financial statements for ReliaStar Life as of December 31, 2000 and 1999
and for each of the two years in the period ended December 31, 2000 have been prepared on the basis of statutory accounting principles, rather than generally accepted accounting principles.

                                     SAI-16

                          INDEPENDENT AUDITORS' REPORT

Board of Directors
ReliaStar Life Insurance Company

We have audited the accompanying individual and combined statements of assets and liabilities of ReliaStar Select Variable Account ("the Account") as of
December 31, 2000 and the related statements of operations and changes in contract owners' equity for the year then ended. These financial statements are the responsibility of the management of ReliaStar Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audit. The statements of operations and changes in contract owner's equity
(including the sub-accounts which comprise the Account) for the year ended
December 31, 1999, were audited by other auditors whose report dated February
18, 2000, expressed an unqualified opinion on those statements.

We have conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of
December 31, 2000, by correspondence with the account custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts constituting ReliaStar Select Variable Account as of December 31,
2000 and the results of their operations and changes in their contract owners'
equity for the year then ended in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP

Minneapolis, Minnesota
February 16, 2001

                                     SAI-17

                          INDEPENDENT AUDITORS' REPORT

Board of Directors
ReliaStar Life Insurance Company

We have audited the accompanying statement of operations and changes in contract owners' equity of ReliaStar Select Variable Account (including the subaccounts that comprise the Account) for the year ended December 31, 1999. This financial statement is the responsibility of the management of ReliaStar Life Insurance
Company. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statement referred to above presents fairly, in all material respects, the results of the operations and changes in contract owners' equity of the respective subaccounts constituting ReliaStar Select
Variable Account for the year ended December 31, 1999, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Minneapolis, Minnesota
February 18, 2000

                                     SAI-18

                        RELIASTAR SELECT VARIABLE ACCOUNT
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2000
                          (IN THOUSANDS, EXCEPT SHARES)

                                                                                SHARES         COST       MARKET VALUE
ASSETS:                                                                      ------------   ----------   -------------
 Investments in mutual funds at market value:
 The Alger American Fund:
   Alger American Growth Portfolio .......................................     1,072,704     $ 64,310     $   50,707
   Alger American Leveraged AllCap Portfolio .............................        22,860        1,107            887
   Alger American MidCap Growth Portfolio ................................       557,086       18,884         17,058
   Alger American Small Capitalization Portfolio .........................       316,863        8,914          7,443
 AIM Variable Insurance Funds:
   AIM V.I. Dent Demographic Trends Fund .................................       258,430        2,650          2,122
 Fidelity's Variable Insurance Products Fund (VIP):
   VIP Equity-Income Portfolio -- IC Shares ..............................     4,873,437      110,629        124,370
   VIP Growth Portfolio -- IC Shares .....................................     3,964,213      155,391        173,038
   VIP High Income Portfolio -- IC Shares ................................     3,152,064       34,602         25,784
   VIP Money Market Portfolio -- IC Shares ...............................    43,791,987       43,792         43,792
   VIP Overseas Portfolio -- IC Shares ...................................       974,997       19,509         19,490
 Fidelity's Variable Insurance Products Fund II (VIP II):
   VIP II Asset Manager Portfolio -- IC Shares ...........................     2,455,314       40,161         39,285
   VIP II Contrafund Portfolio -- IC Shares ..............................     3,393,880       81,878         80,571
   VIP II Index 500 Portfolio -- IC Shares ...............................       711,657       99,039        106,414
   VIP II Investment Grade Bond Portfolio -- IC Shares ...................     1,701,901       20,765         21,427
 Janus Aspen Series:
   Aggressive Growth Portfolio ...........................................     1,259,245       68,836         45,711
   Growth Portfolio ......................................................     1,475,798       45,243         39,079
   International Growth Portfolio ........................................       621,411       23,114         19,202
   Worldwide Growth Portfolio ............................................     2,140,971       86,953         79,173
 Neuberger Berman Advisers Management Trust:
   AMT Limited Maturity Bond Portfolio ...................................       689,960        9,078          9,100
   AMT Partners Portfolio ................................................       680,325       12,005         11,001
   AMT Socially Responsive Portfolio .....................................        43,566          477            487
 Pilgrim Variable Products Trust:
   Pilgrim VP Growth Opportunities Portfolio .............................       143,567        1,531          1,281
   Pilgrim VP Growth + Value Portfolio ...................................     1,644,487       45,299         37,659
   Pilgrim VP High Yield Bond Portfolio ..................................       718,573        3,028          2,479
   Pilgrim VP International Value Portfolio ..............................       571,574        7,820          6,967
   Pilgrim VP MagnaCap Portfolio .........................................        60,035          614            607
   Pilgrim VP MidCap Opportunities Portfolio .............................        62,880          634            569
   Pilgrim VP Research Enhanced Index Portfolio ..........................     1,156,056        5,631          5,075
   Pilgrim VP SmallCap Opportunities Portfolio ...........................     1,454,421       41,052         38,876
 OCC Accumulation Trust:
   Equity Portfolio ......................................................       104,198        3,655          3,761
   Global Equity Portfolio ...............................................        49,072          779            754
   Managed Portfolio .....................................................       283,516       11,617         12,248
   Small Cap Portfolio ...................................................       192,541        4,608          6,209
 Putnam Variable Trust:
   Putnam VT Asia Pacific Growth Fund -- Class IA Shares .................       195,701        1,904          1,820
   Putnam VT Diversified Income Fund -- Class IA Shares ..................       674,988        7,097          6,176
   Putnam VT Growth and Income Fund -- Class IA Shares ...................     2,276,364       58,723         58,844
   Putnam VT New Opportunities Fund -- Class IA Shares ...................     2,065,130       56,101         61,727
   Putnam VT Utilities Growth and Income Fund -- Class IA Shares .........       533,098        8,950          9,670
   Putnam VT Voyager Fund -- Class IA Shares .............................     2,497,879      116,263        121,946
                                                                                                          ----------
     Total Assets ........................................................                                $1,292,809
                                                                                                          ==========
LIABILITIES AND CONTRACT OWNERS' EQUITY:
 Due to ReliaStar Life Insurance Company for contract charges and
  reserve transfers ......................................................                                $      592
 Contract Owners' Equity .................................................                                 1,292,217
                                                                                                          ----------
     Total Liabilities and Contract Owners' Equity .......................                                $1,292,809
                                                                                                          ==========

    The accompanying notes are an integral part of the financial statements.

                                     SAI-19

                        RELIASTAR SELECT VARIABLE ACCOUNT
                          STATEMENTS OF OPERATIONS AND
                       CHANGES IN CONTRACT OWNERS' EQUITY
                 For the years ended December 31, 2000 and 1999
                                 (In Thousands)

                                                                                                   Alger American
                                                              Total All Funds                     Growth Portfolio
                                                      --------------------------------    --------------------------------
                                                            2000             1999              2000               1999
                                                      --------------    --------------    --------------    --------------
Net investment income (loss):
 Reinvested dividend income .......................   $       23,525    $       18,419    $           --    $           37
 Reinvested capital gains .........................          124,257            59,879             7,777             2,511
 Administrative expenses ..........................          (20,635)          (17,430)             (828)             (451)
                                                      --------------    --------------    --------------    --------------
   Net investment income (loss)
    and capital gains .............................          127,147            60,868             6,949             2,097
                                                      --------------    --------------    --------------    --------------

Realized and unrealized gains (losses):
 Net realized gains (losses) on redemptions
  of fund shares ..................................           85,691            85,545             5,433               849
 Net unrealized appreciation (depreciation)
  of investments ..................................         (380,314)          157,693           (21,916)            6,836
                                                      --------------    --------------    --------------    --------------
   Net realized and unrealized gains (losses) .....         (294,623)          243,238           (16,483)            7,685
                                                      --------------    --------------    --------------    --------------
   Additions (reductions) from operations .........         (167,476)          304,106            (9,534)            9,782
                                                      --------------    --------------    --------------    --------------

Contract Owners' transactions:
 Net premium payments .............................          165,002           207,079            10,073            17,463
 Surrenders .......................................         (166,003)         (135,461)           (3,587)           (1,976)
 Transfers between sub-accounts and
  fixed account ...................................            1,548              (895)            2,401            15,972
 Annuity payments .................................             (261)             (142)               13                --
 Death benefit payments ...........................           (3,612)           (7,187)              (48)             (207)
 Transfers to (from) required reserves ............               (9)                9                --                --
                                                      --------------    --------------    --------------    --------------
   Additions (reductions) for Contract
    Owners' transactions ..........................           (3,335)           63,403             8,852            31,252
                                                      --------------    --------------    --------------    --------------
   Net additions (reductions) for the year ........         (170,811)          367,509              (682)           41,034

Contract Owners' Equity, beginning of the year ....        1,463,028         1,095,519            51,362            10,328
                                                      --------------    --------------    --------------    --------------
Contract Owners' Equity, end of the year ..........   $    1,292,217    $    1,463,028    $       50,680    $       51,362
                                                      ==============    ==============    ==============    ==============

Units Outstanding, beginning of the year ..........                                        2,720,473.802       721,573.165
Units Outstanding, end of the year ................                                        3,194,380.746     2,720,473.802

Net Asset Value per Unit:
   Select*Annuity II ..............................                                       $    15.911304    $    18.914842
   Select*Annuity III .............................                                       $    15.866049    $    18.876863

[WIDE TABLE CONTINUED FROM ABOVE]

                                                               Alger American                     Alger American
                                                         Leveraged AllCap Portfolio           MidCap Growth Portfolio
                                                      --------------------------------   --------------------------------
                                                           2000              1999             2000              1999
                                                      --------------    --------------   --------------    --------------

Net investment income (loss):
 Reinvested dividend income .......................   $           --    $           --   $           --    $           --
 Reinvested capital gains .........................               10                 0            1,501               762
 Administrative expenses ..........................               (7)                0             (195)              (74)
                                                      --------------    --------------   --------------    --------------
   Net investment income (loss)
    and capital gains .............................                3                --            1,306               688
                                                      --------------    --------------   --------------    --------------

Realized and unrealized gains (losses):
 Net realized gains (losses) on redemptions
  of fund shares ..................................              (72)                0            2,018                41
 Net unrealized appreciation (depreciation)
  of investments ..................................             (220)                0           (3,153)              995
                                                      --------------    --------------   --------------    --------------
   Net realized and unrealized gains (losses) .....             (292)               --           (1,135)            1,036
                                                      --------------    --------------   --------------    --------------
   Additions (reductions) from operations .........             (289)               --              171             1,724
                                                      --------------    --------------   --------------    --------------

Contract Owners' transactions:
 Net premium payments .............................              211                 0            3,792             2,672
 Surrenders .......................................             (315)                0           (1,196)             (199)
 Transfers between sub-accounts and
  fixed account ...................................            1,280                 0            5,735             1,627
 Annuity payments .................................                0                --               --                --
 Death benefit payments ...........................                0                --              (19)               (3)
 Transfers to (from) required reserves ............                0                --               --                --
                                                      --------------    --------------   --------------    --------------
   Additions (reductions) for Contract
    Owners' transactions ..........................            1,176                --            8,312             4,097
                                                      --------------    --------------   --------------    --------------
   Net additions (reductions) for the year ........              887                --            8,483             5,821

Contract Owners' Equity, beginning of the year ....               --                 0            8,567             2,746
                                                      --------------    --------------   --------------    --------------
Contract Owners' Equity, end of the year ..........   $          887    $           --   $       17,050    $        8,567
                                                      ==============    ==============   ==============    ==============

Units Outstanding, beginning of the year ..........            0.000             0.000      524,557.971       218,514.420
Units Outstanding, end of the year ................      118,510.953             0.000      969,475.387       524,557.971

Net Asset Value per Unit:
   Select*Annuity II ..............................   $           --    $           --   $    17.630191    $    16.359297
   Select*Annuity III .............................   $     7.480237    $           --   $    17.580040    $    16.326426

[WIDE TABLE CONTINUED FROM ABOVE]

                                                               Alger American
                                                       Small Capitalization Portfolio
                                                      --------------------------------
                                                           2000              1999
                                                      --------------    --------------
Net investment income (loss):
 Reinvested dividend income .......................   $           --    $           --
 Reinvested capital gains .........................            3,052               491
 Administrative expenses ..........................             (119)              (65)
                                                      --------------    --------------
   Net investment income (loss)
    and capital gains .............................            2,933               426
                                                      --------------    --------------

Realized and unrealized gains (losses):
 Net realized gains (losses) on redemptions
  of fund shares ..................................           (2,757)              (33)
 Net unrealized appreciation (depreciation)
  of investments ..................................           (3,201)            1,563
                                                      --------------    --------------
   Net realized and unrealized gains (losses) .....           (5,958)            1,530
                                                      --------------    --------------
   Additions (reductions) from operations .........           (3,025)            1,956
                                                      --------------    --------------

Contract Owners' transactions:
 Net premium payments .............................            2,022             1,536
 Surrenders .......................................             (457)             (181)
 Transfers between sub-accounts and
  fixed account ...................................            1,890               637
 Annuity payments .................................               --                --
 Death benefit payments ...........................              (18)              (25)
 Transfers to (from) required reserves ............               --                --
                                                      --------------    --------------
   Additions (reductions) for Contract
    Owners' transactions ..........................            3,437             1,967
                                                      --------------    --------------
   Net additions (reductions) for the year ........              412             3,923

Contract Owners' Equity, beginning of the year ....            7,030             3,107
                                                      --------------    --------------
Contract Owners' Equity, end of the year ..........   $        7,442    $        7,030
                                                      ==============    ==============

Units Outstanding, beginning of the year ..........      435,387.471       272,076.480
Units Outstanding, end of the year ................      641,848.011       435,387.471

Net Asset Value per Unit:
   Select*Annuity II ..............................   $    11.621602    $    16.172885
   Select*Annuity III .............................   $    11.588522    $    16.140392

    The accompanying notes are an integral part of the financial statements.

                                     SAI-20

                        RELIASTAR SELECT VARIABLE ACCOUNT
                          STATEMENTS OF OPERATIONS AND
                 CHANGES IN CONTRACT OWNERS' EQUITY, Continued
                For the years ended December 31, 2000 and 1999
                                 (In Thousands)

                                                                   AIM V.I.                       Fidelity's VIP
                                                           Dent Demographic Trends           Equity-Income Portfolio
                                                                    Fund                            IC Shares
                                                      --------------------------------   --------------------------------
                                                            2000             1999             2000              1999
                                                      --------------    --------------   --------------    --------------
Net investment income (loss):
 Reinvested dividend income .......................   $           --    $           --   $        2,405    $        2,512
 Reinvested capital gains .........................                0                --            9,060             5,553
 Administrative expenses ..........................              (12)               --           (1,801)           (2,272)
                                                      --------------    --------------   --------------    --------------
   Net investment income (loss)
   and capital gains ..............................              (12)               --            9,664             5,793
                                                      --------------    --------------   --------------    --------------

Realized and unrealized gains (losses):
 Net realized gains (losses) on redemptions
  of fund shares ..................................              (91)               --            6,443            18,982
 Net unrealized appreciation (depreciation)
  of investments ..................................             (528)               --           (8,415)          (16,816)
                                                      --------------    --------------   --------------    --------------
   Net realized and unrealized gains (losses) .....             (619)                0           (1,972)            2,166
                                                      --------------    --------------   --------------    --------------
   Additions (reductions) from operations .........             (631)               --            7,692             7,959
                                                      --------------    --------------   --------------    --------------

Contract Owners' transactions:
 Net premium payments .............................              727                --            4,725             9,094
 Surrenders .......................................             (296)               --          (19,456)          (20,393)
 Transfers between sub-accounts and
  fixed account ...................................            2,321                --          (15,037)          (20,506)
 Annuity payments .................................                0                --              (18)               15
 Death benefit payments ...........................                0                --             (401)             (757)
 Transfers to (from) required reserves ............                0                --                8                (5)
                                                      --------------    --------------   --------------    --------------
   Additions (reductions) for Contract
    Owners' transactions ..........................            2,752                --          (30,179)          (32,552)
                                                      --------------    --------------   --------------    --------------
   Net additions (reductions) for the year ........            2,121                 0          (22,487)          (24,593)

Contract Owners' Equity, beginning of the year ....               --                --          146,799           171,392
                                                      --------------    --------------   --------------    --------------
Contract Owners' Equity, end of the year ..........   $        2,121    $           --   $      124,312    $      146,799
                                                      ==============    ==============   ==============    ==============

Units Outstanding, beginning of the year ..........               --                --    5,074,648.033     6,169,130.096
Units Outstanding, end of the year ................      271,642.631                --    4,084,827.285     5,074,648.033

Net Asset Value per Unit:
   Select*Annuity II ..............................   $           --    $           --   $    45.593432    $    42.604065
   Select*Annuity III .............................   $     7.806775    $           --   $    24.618055    $    23.023195

[WIDE TABLE CONTINUED FROM ABOVE]

                                                               Fidelity's VIP                     Fidelity's VIP
                                                              Growth Portfolio                 High Income Portfolio
                                                                 IC Shares                           IC Shares
                                                      --------------------------------    --------------------------------
                                                           2000              1999              2000              1999
                                                      --------------    --------------    --------------    --------------
Net investment income (loss):
 Reinvested dividend income .......................   $          242    $          310    $        2,573    $        3,842
 Reinvested capital gains .........................           24,110            19,477                 0               144
 Administrative expenses ..........................           (2,943)           (2,676)             (466)             (592)
                                                      --------------    --------------    --------------    --------------
   Net investment income (loss)
   and capital gains ..............................           21,409            17,111             2,107             3,394
                                                      --------------    --------------    --------------    --------------

Realized and unrealized gains (losses):
 Net realized gains (losses) on redemptions
  of fund shares ..................................           17,363            19,389            (2,944)           (1,333)
 Net unrealized appreciation (depreciation)
  of investments ..................................          (62,726)           23,334            (7,267)              730
                                                      --------------    --------------    --------------    --------------
   Net realized and unrealized gains (losses) .....          (45,363)           42,723           (10,211)             (603)
                                                      --------------    --------------    --------------    --------------
   Additions (reductions) from operations .........          (23,954)           59,834            (8,104)            2,791
                                                      --------------    --------------    --------------    --------------

Contract Owners' transactions:
 Net premium payments .............................            9,940            13,870             3,060             5,180
 Surrenders .......................................          (30,809)          (25,681)           (4,840)           (5,357)
 Transfers between sub-accounts and
  fixed account ...................................           (3,352)           (1,562)           (3,152)           (5,693)
 Annuity payments .................................             (223)             (194)                0                 0
 Death benefit payments ...........................             (439)             (679)             (155)             (397)
 Transfers to (from) required reserves ............              (34)               35                 0                 0
                                                      --------------    --------------    --------------    --------------
   Additions (reductions) for Contract
    Owners' transactions ..........................          (24,917)          (14,211)           (5,087)           (6,267)
                                                      --------------    --------------    --------------    --------------
   Net additions (reductions) for the year ........          (48,871)           45,623           (13,191)           (3,476)

Contract Owners' Equity, beginning of the year ....          221,917           176,294            38,963            42,439
                                                      --------------    --------------    --------------    --------------
Contract Owners' Equity, end of the year ..........   $      173,046    $      221,917    $       25,772    $       38,963
                                                      ==============    ==============    ==============    ==============

Units Outstanding, beginning of the year ..........    4,762,952.891     4,872,231.319     2,210,041.533     2,490,960.729
Units Outstanding, end of the year ................    4,335,798.541     4,762,952.891     1,964,288.357     2,210,041.533

Net Asset Value per Unit:
   Select*Annuity II ..............................   $    63.715988    $    72.514634    $    21.306828    $    27.844250
   Select*Annuity III .............................   $    29.674927    $    33.801091    $    11.501970    $    15.043638

[WIDE TABLE CONTINUED FROM ABOVE]

                                                               Fidelity's VIP
                                                          Money Market Portfolio
                                                                 IC Shares
                                                      --------------------------------
                                                           2000              1999
                                                      --------------    --------------
Net investment income (loss):
 Reinvested dividend income .......................   $        3,070    $        2,997
 Reinvested capital gains .........................               --                --
 Administrative expenses ..........................             (711)             (833)
                                                      --------------    --------------
   Net investment income (loss)
   and capital gains ..............................            2,359             2,164
                                                      --------------    --------------

Realized and unrealized gains (losses):
 Net realized gains (losses) on redemptions
  of fund shares ..................................               --                --
 Net unrealized appreciation (depreciation)
  of investments ..................................               --                --
                                                      --------------    --------------
   Net realized and unrealized gains (losses) .....               --                --
                                                      --------------    --------------
   Additions (reductions) from operations .........            2,359             2,164
                                                      --------------    --------------

Contract Owners' transactions:
 Net premium payments .............................           19,680            27,374
 Surrenders .......................................          (13,370)          (18,268)
 Transfers between sub-accounts and
  fixed account ...................................          (38,951)           24,255
 Annuity payments .................................               (9)               (8)
 Death benefit payments ...........................             (303)             (647)
 Transfers to (from) required reserves ............                3                 3
                                                      --------------    --------------
   Additions (reductions) for Contract
    Owners' transactions ..........................          (32,950)           32,709
                                                      --------------    --------------
   Net additions (reductions) for the year ........          (30,591)           34,873

Contract Owners' Equity, beginning of the year ....           74,370            39,497
                                                      --------------    --------------
Contract Owners' Equity, end of the year ..........   $       43,779    $       74,370
                                                      ==============    ==============

Units Outstanding, beginning of the year ..........    5,768,828.570     3,103,490.872
Units Outstanding, end of the year ................    3,223,104.192     5,768,828.570

Net Asset Value per Unit:
   Select*Annuity II ..............................   $    17.314925    $    16.499505
   Select*Annuity III .............................   $    13.129578    $    12.521740

    The accompanying notes are an integral part of the financial statements.

                                     SAI-21

                        RELIASTAR SELECT VARIABLE ACCOUNT
                          STATEMENTS OF OPERATIONS AND
                 CHANGES IN CONTRACT OWNERS' EQUITY, Continued
                For the years ended December 31, 2000 and 1999
                                (In Thousands)

                                                               Fidelity's VIP                     Fidelity's VIP II
                                                             Overseas Portfolio                Asset Manager Portfolio
                                                                  IC Shares                           IC Shares
                                                      --------------------------------    --------------------------------
                                                           2000              1999              2000               1999
                                                      --------------    --------------    --------------    --------------
Net investment income (loss):
 Reinvested dividend income .......................   $          415    $          522    $        1,664    $        2,199
 Reinvested capital gains .........................            2,613               842             3,919             2,785
 Administrative expenses ..........................             (356)             (423)             (652)             (835)
                                                      --------------    --------------    --------------    --------------
   Net investment income (loss)
    and capital gains .............................            2,672               941             4,931             4,149
                                                      --------------    --------------    --------------    --------------

Realized and unrealized gains (losses):
 Net realized gains (losses) on redemptions
  of fund shares ..................................            1,369             2,810             1,570             3,786
 Net unrealized appreciation (depreciation)
  of investments ..................................           (9,510)            6,182            (8,901)           (2,767)
                                                      --------------    --------------    --------------    --------------
   Net realized and unrealized gains (losses) .....           (8,141)            8,992            (7,331)            1,019
                                                      --------------    --------------    --------------    --------------
   Additions (reductions) from operations .........           (5,469)            9,933            (2,400)            5,168
                                                      --------------    --------------    --------------    --------------

Contract Owners' transactions:
 Net premium payments .............................              (13)              466                17             1,392
 Surrenders .......................................           (4,213)           (4,226)           (8,643)           (9,528)
 Transfers between sub-accounts and
  fixed account ...................................           (1,810)           (9,287)           (3,856)           (9,614)
 Annuity payments .................................                0                 0               (17)              (15)
 Death benefit payments ...........................             (187)              (82)             (110)             (370)
 Transfers to (from) required reserves ............                0                 0                10                (8)
                                                      --------------    --------------    --------------    --------------
   Additions (reductions) for Contract
    Owners' transactions ..........................           (6,223)          (13,129)          (12,599)          (18,143)
                                                      --------------    --------------    --------------    --------------
   Net additions (reductions) for the year ........          (11,692)           (3,196)          (14,999)          (12,975)

Contract Owners' Equity, beginning of the year ....           31,171            34,367            54,259            67,234
                                                      --------------    --------------    --------------    --------------
Contract Owners' Equity, end of the year ..........   $       19,479    $       31,171    $       39,260    $       54,259
                                                      ==============    ==============    ==============    ==============

Units Outstanding, beginning of the year ..........    1,230,966.965     1,903,639.243     2,586,887.948     3,452,264.054
Units Outstanding, end of the year ................      967,331.748     1,230,966.965     1,973,179.185     2,586,887.948

Net Asset Value per Unit:
   Select*Annuity II ..............................   $    26.217683    $    32.836446    $    24.143023    $    25.460017
   Select*Annuity III .............................   $    16.484973    $    20.663987    $    16.802466    $    17.733873

[WIDE TABLE CONTINUED FROM ABOVE]

                                                             Fidelity's VIP II                    Fidelity's VIP II
                                                           Contrafund Portfolio                  Index 500 Portfolio
                                                                IC Shares                             IC Shares
                                                      --------------------------------    --------------------------------
                                                           2000              1999              2000              1999
                                                      --------------    --------------    --------------    --------------
Net investment income (loss):
 Reinvested dividend income .......................   $          335    $          343    $        1,305    $          926
 Reinvested capital gains .........................           12,150             2,513               570               629
 Administrative expenses ..........................           (1,277)           (1,174)           (1,712)           (1,618)
                                                      --------------    --------------    --------------    --------------
   Net investment income (loss)
    and capital gains .............................           11,208             1,682               163               (63)
                                                      --------------    --------------    --------------    --------------

Realized and unrealized gains (losses):
 Net realized gains (losses) on redemptions
  of fund shares ..................................            8,171             5,351             8,099             7,845
 Net unrealized appreciation (depreciation)
  of investments ..................................          (26,373)           10,064           (21,154)           11,919
                                                      --------------    --------------    --------------    --------------
   Net realized and unrealized gains (losses) .....          (18,202)           15,415           (13,055)           19,764
                                                      --------------    --------------    --------------    --------------
   Additions (reductions) from operations .........           (6,994)           17,097           (12,892)           19,701
                                                      --------------    --------------    --------------    --------------

Contract Owners' transactions:
 Net premium payments .............................            8,263            15,166            13,305            27,123
 Surrenders .......................................           (8,098)           (4,795)          (10,886)           (9,106)
 Transfers between sub-accounts and
  fixed account ...................................           (9,136)              752           (13,754)            3,814
 Annuity payments .................................                0                 0                 5                29
 Death benefit payments ...........................             (280)             (431)             (484)             (341)
 Transfers to (from) required reserves ............                0                 0                (1)               (2)
                                                      --------------    --------------    --------------    --------------
   Additions (reductions) for Contract
    Owners' transactions ..........................           (9,251)           10,692           (11,815)           21,517
                                                      --------------    --------------    --------------    --------------
   Net additions (reductions) for the year ........          (16,245)           27,789           (24,707)           41,218

Contract Owners' Equity, beginning of the year ....           96,776            68,987           131,059            89,841
                                                      --------------    --------------    --------------    --------------
Contract Owners' Equity, end of the year ..........   $       80,531    $       96,776    $      106,352    $      131,059
                                                      ==============    ==============    ==============    ==============

Units Outstanding, beginning of the year ..........    3,541,924.350     3,063,212.741     4,058,675.374     3,298,146.247
Units Outstanding, end of the year ................    3,210,242.745     3,541,924.350     3,683,752.970     4,058,675.374

Net Asset Value per Unit:
   Select*Annuity II ..............................   $    14.912858    $    16.180149    $    30.738447    $    34.336317
   Select*Annuity III .............................   $    25.639485         27.841617    $    28.699884    $    32.085997

[WIDE TABLE CONTINUED FROM ABOVE]

                                                             Fidelity's VIP II
                                                      Investment Grade Bond Portfolio
                                                                 IC Shares
                                                      --------------------------------
                                                           2000              1999
                                                      --------------    --------------
Net investment income (loss):
 Reinvested dividend income .......................   $        1,406    $          803
 Reinvested capital gains .........................               --               252
 Administrative expenses ..........................             (282)             (293)
                                                      --------------    --------------
   Net investment income (loss)
    and capital gains .............................            1,124               762
                                                      --------------    --------------

Realized and unrealized gains (losses):
 Net realized gains (losses) on redemptions
  of fund shares ..................................             (426)              (33)
 Net unrealized appreciation (depreciation)
  of investments ..................................            1,155            (1,212)
                                                      --------------    --------------
   Net realized and unrealized gains (losses) .....              729            (1,245)
                                                      --------------    --------------
   Additions (reductions) from operations .........            1,853              (483)
                                                      --------------    --------------

Contract Owners' transactions:
 Net premium payments .............................            2,585             5,510
 Surrenders .......................................           (2,738)           (2,581)
 Transfers between sub-accounts and
  fixed account ...................................           (1,019)           (1,728)
 Annuity payments .................................                0                 0
 Death benefit payments ...........................              (52)             (263)
 Transfers to (from) required reserves ............                1                 0
                                                      --------------    --------------
   Additions (reductions) for Contract
    Owners' transactions ..........................           (1,223)              938
                                                      --------------    --------------
   Net additions (reductions) for the year ........              630               455

Contract Owners' Equity, beginning of the year ....           20,785            20,330
                                                      --------------    --------------
Contract Owners' Equity, end of the year ..........   $       21,415    $       20,785
                                                      ==============    ==============

Units Outstanding, beginning of the year ..........    1,576,590.990     1,485,056.102
Units Outstanding, end of the year ................    1,495,399.136     1,576,590.990

Net Asset Value per Unit:
   Select*Annuity II ..............................   $    17.674290    $    16.099793
   Select*Annuity III .............................   $    13.788935    $    12.571072

   The accompanying notes are an integral part of the financial statements.

                                     SAI-22

                        RELIASTAR SELECT VARIABLE ACCOUNT
                          STATEMENTS OF OPERATIONS AND
                 CHANGES IN CONTRACT OWNERS' EQUITY, Continued
                For the years ended December 31, 2000 and 1999
                                 (In Thousands)

                                                             Janus Aspen Series                  Janus Aspen Series
                                                         Aggressive Growth Portfolio              Growth Portfolio
                                                      --------------------------------    --------------------------------
                                                           2000              1999              2000              1999
                                                      --------------    --------------    --------------    --------------
Net investment income (loss):
 Reinvested dividend income .......................   $        3,385    $          122    $        1,055    $           39
 Reinvested capital gains .........................            3,475               210             2,481                71
 Administrative expenses ..........................             (799)             (165)             (590)             (236)
                                                      --------------    --------------    --------------    --------------
   Net investment income (loss)
    and capital gains .............................            6,061               167             2,946              (126)
                                                      --------------    --------------    --------------    --------------

Realized and unrealized gains (losses):
 Net realized gains (losses) on redemptions
  of fund shares ..................................            2,511             2,456               892             2,082
 Net unrealized appreciation (depreciation)
  of investments ..................................          (33,459)           10,015           (11,671)            4,567
                                                      --------------    --------------    --------------    --------------
   Net realized and unrealized gains (losses) .....          (30,948)           12,471           (10,779)            6,649
                                                      --------------    --------------    --------------    --------------
   Additions (reductions) from operations .........          (24,887)           12,638            (7,833)            6,523
                                                      --------------    --------------    --------------    --------------

Contract Owners' transactions:
 Net premium payments .............................           14,072             8,846             9,580             8,774
 Surrenders .......................................           (3,600)           (2,113)           (2,177)           (3,553)
 Transfers between sub-accounts and
  fixed account ...................................           26,841            11,936            12,510             1,855
 Annuity payments .................................               --                --                --                --
 Death benefit payments ...........................              (56)               --              (119)              (57)
 Transfers to (from) required reserves ............               --                --                --                --
                                                      --------------    --------------    --------------    --------------
   Additions (reductions) for Contract
    Owners' transactions ..........................           37,257            18,669            19,794             7,019
                                                      --------------    --------------    --------------    --------------
   Net additions (reductions) for the year ........           12,370            31,307            11,961            13,542

Contract Owners' Equity, beginning of the year ....           33,317             2,010            27,094            13,552
                                                      --------------    --------------    --------------    --------------
Contract Owners' Equity, end of the year ..........   $       45,687    $       33,317    $       39,055    $       27,094
                                                      ==============    ==============    ==============    ==============

Units Outstanding, beginning of the year ..........    1,038,286.694       139,266.463     1,407,686.821       999,754.701
Units Outstanding, end of the year ................    2,117,296.814     1,038,286.694     2,407,661.429     1,407,686.821

Net Asset Value per Unit:
   Select*Annuity II ..............................   $    21.633025    $    32.146417    $    16.265198    $    19.285137
   Select*Annuity III .............................   $    21.571472    $    32.081891    $    16.218979    $    19.246456

[WIDE TABLE CONTINUED FROM ABOVE]

                                                             Janus Aspen Series                 Janus Aspen Series
                                                            International Growth                 Worldwide Growth
                                                                 Portfolio                           Portfolio
                                                      --------------------------------    --------------------------------
                                                           2000              1999              2000              1999
                                                      --------------    --------------    --------------    --------------
Net investment income (loss):
 Reinvested dividend income .......................   $          358    $           18    $        1,777    $          100
 Reinvested capital gains .........................              706                --             5,807                --
 Administrative expenses ..........................             (287)             (110)           (1,284)             (712)
                                                      --------------    --------------    --------------    --------------
   Net investment income (loss)
    and capital gains .............................              777               (92)            6,300              (612)
                                                      --------------    --------------    --------------    --------------

Realized and unrealized gains (losses):
 Net realized gains (losses) on redemptions
  of fund shares ..................................            3,720             2,623            12,027             6,136
 Net unrealized appreciation (depreciation)
  of investments ..................................           (7,914)            3,694           (34,299)           23,962
                                                      --------------    --------------    --------------    --------------
   Net realized and unrealized gains (losses) .....           (4,194)            6,317           (22,272)           30,098
                                                      --------------    --------------    --------------    --------------
   Additions (reductions) from operations .........           (3,417)            6,225           (15,972)           29,486
                                                      --------------    --------------    --------------    --------------

Contract Owners' transactions:
 Net premium payments .............................            5,644             1,117            13,887            16,536
 Surrenders .......................................           (1,955)             (676)           (6,249)           (2,540)
 Transfers between sub-accounts and
  fixed account ...................................            2,423             4,538             5,531             9,900
 Annuity payments .................................               --                --                13                 0
 Death benefit payments ...........................              (34)               --              (185)             (292)
 Transfers to (from) required reserves ............               --                --                --                --
                                                      --------------    --------------    --------------    --------------
   Additions (reductions) for Contract
    Owners' transactions ..........................            6,078             4,979            12,997            23,604
                                                      --------------    --------------    --------------    --------------
   Net additions (reductions) for the year ........            2,661            11,204            (2,975)           53,090

Contract Owners' Equity, beginning of the year ....           16,530             5,326            82,106            29,016
                                                      --------------    --------------    --------------    --------------
Contract Owners' Equity, end of the year ..........   $       19,191    $       16,530    $       79,131    $       82,106
                                                      ==============    ==============    ==============    ==============

Units Outstanding, beginning of the year ..........      830,816.812       481,160.237     4,069,756.446     2,332,771.519
Units Outstanding, end of the year ................    1,163,274.836       830,816.812     4,716,757.639     4,069,756.446

Net Asset Value per Unit:
   Select*Annuity II ..............................   $    16.539606    $    19.934708    $    16.823625    $    20.211791
   Select*Annuity III .............................   $    16.492585    $    19.894700    $    16.775794    $    20.171221

[WIDE TABLE CONTINUED FROM ABOVE]

                                                              Neuberger Berman
                                                          Advisers Management Trust
                                                       Limited Maturity Bond Portfolio
                                                      --------------------------------
                                                            2000                1999
                                                      --------------    --------------
Net investment income (loss):
 Reinvested dividend income .......................   $          496    $          319
 Reinvested capital gains .........................               --                --
 Administrative expenses ..........................             (115)              (95)
                                                      --------------    --------------
   Net investment income (loss)
    and capital gains .............................              381               224
                                                      --------------    --------------

Realized and unrealized gains (losses):
 Net realized gains (losses) on redemptions
  of fund shares ..................................              (87)              (38)
 Net unrealized appreciation (depreciation)
  of investments ..................................              144              (179)
                                                      --------------    --------------
   Net realized and unrealized gains (losses) .....               57              (217)
                                                      --------------    --------------
   Additions (reductions) from operations .........              438                 7
                                                      --------------    --------------

Contract Owners' transactions:
 Net premium payments .............................            2,212             3,124
 Surrenders .......................................             (627)             (309)
 Transfers between sub-accounts and
  fixed account ...................................              (17)             (924)
 Annuity payments .................................               13                --
 Death benefit payments ...........................              (10)              (36)
 Transfers to (from) required reserves ............                1                --
                                                      --------------    --------------
   Additions (reductions) for Contract
    Owners' transactions ..........................            1,572             1,855
                                                      --------------    --------------
   Net additions (reductions) for the year ........            2,010             1,862

Contract Owners' Equity, beginning of the year ....            7,085             5,223
                                                      --------------    --------------
Contract Owners' Equity, end of the year ..........   $        9,095    $        7,085
                                                      ==============    ==============

Units Outstanding, beginning of the year ..........      674,365.964       497,439.859
Units Outstanding, end of the year ................      822,266.975       674,365.964

Net Asset Value per Unit:
   Select*Annuity II ..............................   $    11.096339    $    10.527628
   Select*Annuity III .............................   $    11.064766    $    10.506459

   The accompanying notes are an integral part of the financial statements.

                                     SAI-23

                        RELIASTAR SELECT VARIABLE ACCOUNT
                          STATEMENTS OF OPERATIONS AND
                 CHANGES IN CONTRACT OWNERS' EQUITY, Continued
                For the years ended December 31, 2000 and 1999
                                 (In Thousands)

                                                              Neuberger Berman                     Neuberger Berman
                                                          Advisers Management Trust           Advisers Management Trust
                                                             Partners Portfolio            Socially Responsive Portfolio
                                                      --------------------------------    --------------------------------
                                                           2000              1999              2000              1999
                                                      --------------    --------------    --------------    --------------
Net investment income (loss):
 Reinvested dividend income .......................   $           93    $          160    $           --    $           --
 Reinvested capital gains .........................            1,988               278                 3                --
 Administrative expenses ..........................             (166)             (192)               (5)               (2)
                                                      --------------    --------------    --------------    --------------
   Net investment income (loss)
    and capital gains .............................            1,915               246                (2)               (2)
                                                      --------------    --------------    --------------    --------------

Realized and unrealized gains (losses):
 Net realized gains (losses) on redemptions
  of fund shares ..................................             (509)             (147)                1                 0
 Net unrealized appreciation (depreciation)
  of investments ..................................           (1,543)              628                (3)               13
                                                      --------------    --------------    --------------    --------------
   Net realized and unrealized gains (losses) .....           (2,052)              481                (2)               13
                                                      --------------    --------------    --------------    --------------
   Additions (reductions) from operations .........             (137)              727                (4)               11
                                                      --------------    --------------    --------------    --------------

Contract Owners' transactions:
 Net premium payments .............................            1,122             2,286               258                91
 Surrenders .......................................             (767)             (535)              (18)               (1)
 Transfers between sub-accounts and
  fixed account ...................................           (2,127)           (3,919)               12               137
 Annuity payments .................................               --                --                --                --
 Death benefit payments ...........................               (3)              (82)               --                --
 Transfers to (from) required reserves ............               --                --                --                --
                                                      --------------    --------------    --------------    --------------
   Additions (reductions) for Contract
    Owners' transactions ..........................           (1,775)           (2,250               252               227)
                                                      --------------    --------------    --------------    --------------
   Net additions (reductions) for the year ........           (1,912)           (1,523)              248               238

Contract Owners' Equity, beginning of the year ....           12,908            14,431               238                --
                                                      --------------    --------------    --------------    --------------
Contract Owners' Equity, end of the year ..........   $       10,996    $       12,908    $          486    $          238
                                                      ==============    ==============    ==============    ==============

Units Outstanding, beginning of the year ..........    1,154,928.606     1,367,283.810        22,281.304                --
Units Outstanding, end of the year ................      990,587.782     1,154,928.606        47,083.212        22,281.304

Net Asset Value per Unit:
   Select*Annuity II ..............................   $    11.129891    $    11.197287    $           --    $           --
   Select*Annuity III .............................   $    11.098216    $    11.174766    $    10.339383    $    10.654931

[WIDE TABLE CONTINUED FROM ABOVE]

                                                       Pilgrim Variable Products Trust    Pilgrim Variable Products Trust
                                                       Growth Opportunities Portfolio        Growth + Value Portfolio
                                                      --------------------------------   --------------------------------
                                                           2000              1999             2000              1999
                                                      --------------    --------------   --------------    --------------
Net investment income (loss):
 Reinvested dividend income .......................   $            3    $           --   $           --    $           --
 Reinvested capital gains .........................                0                 0            6,533             4,599
 Administrative expenses ..........................               (9)                0             (571)             (228)
                                                      --------------    --------------   --------------    --------------
   Net investment income (loss)
    and capital gains .............................               (6)                0            5,962             4,371
                                                      --------------    --------------   --------------    --------------

Realized and unrealized gains (losses):
 Net realized gains (losses) on redemptions
  of fund shares ..................................              (22)                0            2,488             1,592
 Net unrealized appreciation (depreciation)
  of investments ..................................             (250)                0          (15,689)            5,694
                                                      --------------    --------------   --------------    --------------
   Net realized and unrealized gains (losses) .....             (272)                0          (13,201)            7,286
                                                      --------------    --------------   --------------    --------------
   Additions (reductions) from operations .........             (278)                0           (7,239)           11,657
                                                      --------------    --------------   --------------    --------------

Contract Owners' transactions:
 Net premium payments .............................              851                 0            6,596             3,082
 Surrenders .......................................             (138)                0           (3,412)           (1,042)
 Transfers between sub-accounts and
  fixed account ...................................              846                 0           15,252               788
 Annuity payments .................................                0                 0                0                 0
 Death benefit payments ...........................               --                 0              (29)              (29)
 Transfers to (from) required reserves ............               --                 0               --                --
                                                      --------------    --------------   --------------    --------------
   Additions (reductions) for Contract
    Owners' transactions ..........................            1,559                 0           18,407             2,799
                                                      --------------    --------------   --------------    --------------
   Net additions (reductions) for the year ........            1,281                 0           11,168            14,456

Contract Owners' Equity, beginning of the year ....               --                 0           26,473            12,017
                                                      --------------    --------------   --------------    --------------
Contract Owners' Equity, end of the year ..........   $        1,281    $           --   $       37,641    $       26,473
                                                      ==============    ==============   ==============    ==============

Units Outstanding, beginning of the year ..........            0.000             0.000      703,937.868       605,152.039
Units Outstanding, end of the year ................      144,529.273             0.000    1,161,583.008       703,937.868

Net Asset Value per Unit:
   Select*Annuity II ..............................   $           --    $           --   $    20.459546    $    22.976395
   Select*Annuity III .............................   $     8.856128    $           --   $    34.186311    $    38.423978

[WIDE TABLE CONTINUED FROM ABOVE]

                                                      Pilgrim Variable Products Trust
                                                         High Yield Bond Portfolio
                                                      --------------------------------
                                                           2000              1999
                                                      --------------    --------------
Net investment income (loss):
 Reinvested dividend income .......................   $          300    $          383
 Reinvested capital gains .........................                0                 0
 Administrative expenses ..........................              (44)              (59)
                                                      --------------    --------------
   Net investment income (loss)
    and capital gains .............................              256               324
                                                      --------------    --------------

Realized and unrealized gains (losses):
 Net realized gains (losses) on redemptions
  of fund shares ..................................             (557)             (274)
 Net unrealized appreciation (depreciation)
  of investments ..................................              (82)             (241)
                                                      --------------    --------------
   Net realized and unrealized gains (losses) .....             (639)             (515)
                                                      --------------    --------------
   Additions (reductions) from operations .........             (383)             (191)
                                                      --------------    --------------

Contract Owners' transactions:
 Net premium payments .............................              139               457
 Surrenders .......................................             (229)             (371)
 Transfers between sub-accounts and
  fixed account ...................................             (740)             (266)
 Annuity payments .................................               --                --
 Death benefit payments ...........................               (7)              (17)
 Transfers to (from) required reserves ............               --                --
                                                      --------------    --------------
   Additions (reductions) for Contract
    Owners' transactions ..........................             (837)             (197)
                                                      --------------    --------------
   Net additions (reductions) for the year ........           (1,220)             (388)

Contract Owners' Equity, beginning of the year ....            3,702             4,090
                                                      --------------    --------------
Contract Owners' Equity, end of the year ..........   $        2,482    $        3,702
                                                      ==============    ==============

Units Outstanding, beginning of the year ..........      384,213.712       405,137.900
Units Outstanding, end of the year ................      295,421.633       384,213.712

Net Asset Value per Unit:
   Select*Annuity II ..............................   $     8.420487    $     9.654803
   Select*Annuity III .............................   $     8.396511    $     9.635390

    The accompanying notes are an integral part of the financial statements.

                                     SAI-24

                        RELIASTAR SELECT VARIABLE ACCOUNT
                          STATEMENTS OF OPERATIONS AND
                  CHANGES IN CONTRACT OWNERS' EQUITY, Continued
                 For the years ended December 31, 2000 and 1999
                                 (In Thousands)

                                                      Pilgrim Variable Products Trust     Pilgrim Variable Products Trust
                                                       International Value Portfolio             MagnaCap Portfolio
                                                      --------------------------------    --------------------------------
                                                           2000              1999             2000               1999
                                                      --------------    --------------    --------------    --------------
Net investment income (loss):
 Reinvested dividend income .......................   $          118    $           68    $            3    $           --
 Reinvested capital gains .........................            1,282               528                 0                 0
 Administrative expenses ..........................              (90)              (60)               (3)                0
                                                      --------------    --------------    --------------    --------------
   Net investment income (loss)
    and capital gains .............................            1,310               536                --                --
                                                      --------------    --------------    --------------    --------------

Realized and unrealized gains (losses):
 Net realized gains (losses) on redemptions
  of fund shares ..................................              440               985                 2                 0
 Net unrealized appreciation (depreciation)
  of investments ..................................           (1,323)              390                (7)                0
                                                      --------------    --------------    --------------    --------------
   Net realized and unrealized gains (losses) .....             (883)            1,375                (5)                0
                                                      --------------    --------------    --------------    --------------
   Additions (reductions) from operations .........              427             1,911                (5)               --
                                                      --------------    --------------    --------------    --------------

Contract Owners' transactions:
 Net premium payments .............................            1,081               848               485                 0
 Surrenders .......................................             (641)             (198)               (6)                0
 Transfers between sub-accounts and
  fixed account ...................................              387               (37)              133                 0
 Annuity payments .................................               --                --                 0                 0
 Death benefit payments ...........................               (3)              (20)               --                 0
 Transfers to (from) required reserves ............               --                --                --                --
                                                      --------------    --------------    --------------    --------------
   Additions (reductions) for Contract
    Owners' transactions ..........................              824               593               612                --
                                                      --------------    --------------    --------------    --------------
   Net additions (reductions) for the year ........            1,251             2,504               607                 0

Contract Owners' Equity, beginning of the year ....            5,710             3,206                --                 0
                                                      --------------    --------------    --------------    --------------
Contract Owners' Equity, end of the year ..........   $        6,961    $        5,710    $          607    $           --
                                                      ==============    ==============    ==============    ==============

Units Outstanding, beginning of the year ..........      331,847.364       275,953.626             0.000             0.000
Units Outstanding, end of the year ................      397,628.543       331,847.364        60,256.339             0.000

Net Asset Value per Unit:
   Select*Annuity II ..............................   $    17.557154    $    17.239172    $           --    $           --
   Select*Annuity III .............................   $    17.507233    $    17.204562    $    10.067746    $           --

[WIDE TABLE CONTINUED FROM ABOVE]

                                                                                          Pilgrim Variable Products Trust
                                                      Pilgrim Variable Products Trust           Research Enhanced
                                                      MidCap Opportunities Portfolio             Index Portfolio
                                                      --------------------------------   --------------------------------
                                                           2000              1999             2000              1999
                                                      --------------    --------------   --------------    --------------
Net investment income (loss):
 Reinvested dividend income .......................   $            1    $           --   $           26    $          148
 Reinvested capital gains .........................                0                 0                0                 0
 Administrative expenses ..........................               (2)                0              (83)              (90)
                                                      --------------    --------------   --------------    --------------
   Net investment income (loss)
    and capital gains .............................               (1)               --              (57)               58
                                                      --------------    --------------   --------------    --------------

Realized and unrealized gains (losses):
 Net realized gains (losses) on redemptions
  of fund shares ..................................               (1)                0             (107)             (228)
 Net unrealized appreciation (depreciation)
  of investments ..................................              (65)                0             (616)              450
                                                      --------------    --------------   --------------    --------------
   Net realized and unrealized gains (losses) .....              (66)                0             (723)              222
                                                      --------------    --------------   --------------    --------------
   Additions (reductions) from operations .........              (67)               --             (780)              280
                                                      --------------    --------------   --------------    --------------

Contract Owners' transactions:
 Net premium payments .............................              379                 0              287             1,344
 Surrenders .......................................               (4)                0             (490)             (292)
 Transfers between sub-accounts and
  fixed account ...................................              262                 0             (577)             (876)
 Annuity payments .................................                0                 0               13                 0
 Death benefit payments ...........................                0                 0               (7)             (315)
 Transfers to (from) required reserves ............                0                --               --                --
                                                      --------------    --------------   --------------    --------------
   Additions (reductions) for Contract
    Owners' transactions ..........................              637                --             (774)             (139)
                                                      --------------    --------------   --------------    --------------
   Net additions (reductions) for the year ........              570                 0           (1,554)              141

Contract Owners' Equity, beginning of the year ....               --                 0            6,624             6,483
                                                      --------------    --------------   --------------    --------------
Contract Owners' Equity, end of the year ..........   $          570    $           --   $        5,070    $        6,624
                                                      ==============    ==============   ==============    ==============

Units Outstanding, beginning of the year ..........            0.000             0.000      476,021.418       484,075.787
Units Outstanding, end of the year ................       63,344.637             0.000      417,778.801       476,021.418

Net Asset Value per Unit:
   Select*Annuity II ..............................   $           --    $           --   $     9.139228    $    10.477608
   Select*Annuity III .............................   $     8.856128    $           --   $    12.204797    $    14.003837

[WIDE TABLE CONTINUED FROM ABOVE]

                                                      Pilgrim Variable Products Trust
                                                      SmallCap Opportunities Portfolio
                                                      --------------------------------
                                                           2000               1999
                                                      --------------    --------------
Net investment income (loss):
 Reinvested dividend income .......................   $           --    $           --
 Reinvested capital gains .........................            3,962             2,535
 Administrative expenses ..........................             (516)             (130)
                                                      --------------    --------------
   Net investment income (loss)
    and capital gains .............................            3,446             2,405
                                                      --------------    --------------

Realized and unrealized gains (losses):
 Net realized gains (losses) on redemptions
  of fund shares ..................................            3,438               747
 Net unrealized appreciation (depreciation)
  of investments ..................................           (9,135)            6,369
                                                      --------------    --------------
   Net realized and unrealized gains (losses) .....           (5,697)            7,116
                                                      --------------    --------------
   Additions (reductions) from operations .........           (2,251)            9,521
                                                      --------------    --------------

Contract Owners' transactions:
 Net premium payments .............................            7,573             2,038
 Surrenders .......................................           (2,607)             (677)
 Transfers between sub-accounts and
  fixed account ...................................           16,808             2,757
 Annuity payments .................................              (17)              (10)
 Death benefit payments ...........................              (46)              (51)
 Transfers to (from) required reserves ............                2                (6)
                                                      --------------    --------------
   Additions (reductions) for Contract
    Owners' transactions ..........................           21,713             4,051
                                                      --------------    --------------
   Net additions (reductions) for the year ........           19,462            13,572

Contract Owners' Equity, beginning of the year ....           19,386             5,814
                                                      --------------    --------------
Contract Owners' Equity, end of the year ..........   $       38,848    $       19,386
                                                      ==============    ==============

Units Outstanding, beginning of the year ..........      467,036.865       325,761.924
Units Outstanding, end of the year ................      946,882.962       467,036.865

Net Asset Value per Unit:
   Select*Annuity II ..............................   $    28.481144    $    28.545501
   Select*Annuity III .............................   $    42.170677    $    42.301411

    The accompanying notes are an integral part of the financial statements.

                                     SAI-25

                        RELIASTAR SELECT VARIABLE ACCOUNT
                          STATEMENTS OF OPERATIONS AND
                  CHANGES IN CONTRACT OWNERS' EQUITY, Continued
                 For the years ended December 31, 2000 and 1999
                                 (In Thousands)

                                                           OCC Accumulation Trust               OCC Accumulation Trust
                                                              Equity Portfolio                 Global Equity Portfolio
                                                      --------------------------------    --------------------------------
                                                           2000              1999              2000              1999
                                                      --------------    --------------    --------------    --------------
Net investment income (loss):
 Reinvested dividend income .......................   $           26    $           31    $            6    $            8
 Reinvested capital gains .........................              341               142                76                84
 Administrative expenses ..........................              (46)              (49)              (10)               (6)
                                                      --------------    --------------    --------------    --------------
   Net investment income (loss)
    and capital gains .............................              321               124                72                86
                                                      --------------    --------------    --------------    --------------

Realized and unrealized gains (losses):
 Net realized gains (losses) on redemptions
  of fund shares ..................................             (138)                1                (1)               11
 Net unrealized appreciation (depreciation)
  of investments ..................................              104               (84)              (33)               10
                                                      --------------    --------------    --------------    --------------
   Net realized and unrealized gains (losses) .....              (34)              (83)              (34)               21
                                                      --------------    --------------    --------------    --------------
   Additions (reductions) from operations .........              287                41                38               107
                                                      --------------    --------------    --------------    --------------

Contract Owners' transactions:
 Net premium payments .............................              417               953                64               123
 Surrenders .......................................             (141)             (167)              (15)               (8)
 Transfers between sub-accounts and
  fixed account ...................................             (305)             (293)               60                37
 Annuity payments .................................               --                --                --                --
 Death benefit payments ...........................              (24)              (27)               --                (2)
 Transfers to (from) required reserves ............               --                --                --                --
                                                      --------------    --------------    --------------    --------------
   Additions (reductions) for Contract
    Owners' transactions ..........................              (53)              466               109               150
                                                      --------------    --------------    --------------    --------------
   Net additions (reductions) for the year ........              234               507               147               257

Contract Owners' Equity, beginning of the year ....            3,525             3,018               605               348
                                                      --------------    --------------    --------------    --------------
Contract Owners' Equity, end of the year ..........   $        3,759    $        3,525    $          752    $          605
                                                      ==============    ==============    ==============    ==============

Units Outstanding, beginning of the year ..........      296,855.245       257,082.760        45,802.170        33,070.482
Units Outstanding, end of the year ................      292,037.305       296,855.245        55,308.105        45,802.170

Net Asset Value per Unit:
   Select*Annuity II ..............................   $    12.905034    $    11.894969    $    13.656379    $    13.214234
   Select*Annuity III .............................   $    12.868324    $    11.871054    $    13.617535    $    13.187681

[WIDE TABLE CONTINUED FROM ABOVE]

                                                           OCC Accumulation Trust              OCC Accumulation Trust
                                                             Managed Portfolio                   Small Cap Portfolio
                                                      --------------------------------    --------------------------------
                                                           2000              1999              2000              1999
                                                      --------------    --------------    --------------    --------------
Net investment income (loss):
 Reinvested dividend income .......................   $          164    $          249    $           24    $           23
 Reinvested capital gains .........................              915               559                --                --
 Administrative expenses ..........................             (163)             (193)              (65)              (54)
                                                      --------------    --------------    --------------    --------------
   Net investment income (loss)
    and capital gains .............................              916               615               (41)              (31)
                                                      --------------    --------------    --------------    --------------

Realized and unrealized gains (losses):
 Net realized gains (losses) on redemptions
  of fund shares ..................................             (206)             (261)              (74)             (209)
 Net unrealized appreciation (depreciation)
  of investments ..................................              190                40             1,837               119
                                                      --------------    --------------    --------------    --------------
   Net realized and unrealized gains (losses) .....              (16)             (221)            1,763               (90)
                                                      --------------    --------------    --------------    --------------
   Additions (reductions) from operations .........              900               394             1,722              (121)
                                                      --------------    --------------    --------------    --------------

Contract Owners' transactions:
 Net premium payments .............................            1,169             3,490               839               997
 Surrenders .......................................             (658)             (771)             (410)             (141)
 Transfers between sub-accounts and
  fixed account ...................................           (1,637)           (7,405)              220              (517)
 Annuity payments .................................               (6)               (7)               --                --
 Death benefit payments ...........................              (44)              (79)               --                (3)
 Transfers to (from) required reserves ............               --                (5)               --                --
                                                      --------------    --------------    --------------    --------------
   Additions (reductions) for Contract
    Owners' transactions ..........................           (1,176)           (4,777)              649               336
                                                      --------------    --------------    --------------    --------------
   Net additions (reductions) for the year ........             (276)           (4,383)            2,371               215

Contract Owners' Equity, beginning of the year ....           12,512            16,895             3,833             3,618
                                                      --------------    --------------    --------------    --------------
Contract Owners' Equity, end of the year ..........   $       12,236    $       12,512    $        6,204    $        3,833
                                                      ==============    ==============    ==============    ==============

Units Outstanding, beginning of the year ..........    1,131,871.664     1,583,422.608       432,795.782       395,445.630
Units Outstanding, end of the year ................    1,022,163.922     1,131,871.664       492,745.983       432,795.782

Net Asset Value per Unit:
   Select*Annuity II ..............................   $    11.968818    $    11.049267    $    12.628598    $     8.873927
   Select*Annuity III .............................   $    11.934773    $    11.027054    $    12.592655    $     8.856076

[WIDE TABLE CONTINUED FROM ABOVE]

                                                                 Putnam VT
                                                          Asia Pacific Growth Fund
                                                              Class IA Shares
                                                      --------------------------------
                                                           2000              1999
                                                      --------------    --------------
Net investment income (loss):
 Reinvested dividend income .......................   $          121    $           --
 Reinvested capital gains .........................               --                --
 Administrative expenses ..........................              (40)              (41)
                                                      --------------    --------------
   Net investment income (loss)
    and capital gains .............................               81               (41)
                                                      --------------    --------------

Realized and unrealized gains (losses):
 Net realized gains (losses) on redemptions
  of fund shares ..................................              117               304
 Net unrealized appreciation (depreciation)
  of investments ..................................           (1,842)            1,896
                                                      --------------    --------------
   Net realized and unrealized gains (losses) .....           (1,725)            2,200
                                                      --------------    --------------
   Additions (reductions) from operations .........           (1,644)            2,159
                                                      --------------    --------------

Contract Owners' transactions:
 Net premium payments .............................               (2)               43
 Surrenders .......................................             (212)             (179)
 Transfers between sub-accounts and
  fixed account ...................................             (200)             (707)
 Annuity payments .................................               --                --
 Death benefit payments ...........................                0                (6)
 Transfers to (from) required reserves ............                0                (1)
                                                      --------------    --------------
   Additions (reductions) for Contract
    Owners' transactions ..........................             (414)             (850)
                                                      --------------    --------------
   Net additions (reductions) for the year ........           (2,058)            1,309

Contract Owners' Equity, beginning of the year ....            3,876             2,567
                                                      --------------    --------------
Contract Owners' Equity, end of the year ..........   $        1,818    $        3,876
                                                      ==============    ==============

Units Outstanding, beginning of the year ..........      221,312.330       299,876.673
Units Outstanding, end of the year ................      188,951.877       221,312.330

Net Asset Value per Unit:
   Select*Annuity II ..............................   $           --    $           --
   Select*Annuity III .............................   $     9.624035    $    17.512049

    The accompanying notes are an integral part of the financial statements.

                                     SAI-26

                        RELIASTAR SELECT VARIABLE ACCOUNT
                          STATEMENTS OF OPERATIONS AND
                  CHANGES IN CONTRACT OWNERS' EQUITY, Continued
                 For the years ended December 31, 2000 and 1999
                                 (In Thousands)

                                                                 Putnam VT                            Putnam VT
                                                          Diversified Income Fund              Growth and Income Fund
                                                              Class IA Shares                      Class IA Shares
                                                      --------------------------------    --------------------------------
                                                           2000              1999              2000              1999
                                                      --------------    --------------    --------------    --------------
Net investment income (loss):
 Reinvested dividend income .......................   $          626    $          775    $        1,147    $          989
 Reinvested capital gains .........................               --                --             5,398             4,934
 Administrative expenses ..........................             (103)             (142)             (847)           (1.026)
                                                      --------------    --------------    --------------    --------------
   Net investment income (loss)
    and capital gains .............................              523               633             5,698             4,897
                                                      --------------    --------------    --------------    --------------

Realized and unrealized gains (losses):
 Net realized gains (losses) on redemptions
  of fund shares ..................................             (439)             (255)             (971)            2,291
 Net unrealized appreciation (depreciation)
  of investments ..................................             (174)             (354)           (1,279)           (6,999)
                                                      --------------    --------------    --------------    --------------
   Net realized and unrealized gains (losses) .....             (613)             (609)           (2,250)           (4,708)
                                                      --------------    --------------    --------------    --------------
   Additions (reductions) from operations .........              (90)               24             3,448               189
                                                      --------------    --------------    --------------    --------------

Contract Owners' transactions:
 Net premium payments .............................               (1)              315             2,881             8,173
 Surrenders .......................................           (1,143)             (925)           (6,601)           (6,067)
 Transfers between sub-accounts and
  fixed account ...................................           (1,343)           (2,327)           (8,120)           (4,067)
 Annuity payments .................................                0                 0                (8)               23
 Death benefit payments ...........................               (3)              (24)             (147)             (559)
 Transfers to (from) required reserves ............               --                --                (1)                3
                                                      --------------    --------------    --------------    --------------
   Additions (reductions) for Contract
    Owners' transactions ..........................           (2,490)           (2,961)          (11,996)           (2,494)
                                                      --------------    --------------    --------------    --------------
   Net additions (reductions) for the year ........           (2,580)           (2,937)           (8,548)           (2,305)

Contract Owners' Equity, beginning of the year ....            8,754            11,691            67,361            69,666
                                                      --------------    --------------    --------------    --------------
Contract Owners' Equity, end of the year ..........   $        6,174    $        8,754    $       58,813    $       67,361
                                                      ==============    ==============    ==============    ==============

Units Outstanding, beginning of the year ..........      711,639.998       953,100.912     3,007,745.189     3,114,690.632
Units Outstanding, end of the year ................      508,225.858       711,639.998     2,463,613.022     3,007,745.189

Net Asset Value per Unit:
   Select*Annuity II ..............................   $    12.724488    $    12.880110    $    24.566236    $    23.021151
   Select*Annuity III .............................   $    12.115630    $    12.274077    $    23.831906    $    22.351688

[WIDE TABLE CONTINUED FROM ABOVE]

                                                                 Putnam VT                           Putnam VT
                                                           New Opportunities Fund         Utilities Growth and Income Fund
                                                              Class IA Shares                     Class IA Shares
                                                      --------------------------------    --------------------------------
                                                           2000               1999             2000              1999
                                                      --------------    --------------    --------------    --------------
Net investment income (loss):
 Reinvested dividend income .......................   $           --    $           --    $          335    $          385
 Reinvested capital gains .........................            6,503               680               592               404
 Administrative expenses ..........................           (1,187)             (763)             (140)             (183)
                                                      --------------    --------------    --------------    --------------
   Net investment income (loss)
    and capital gains .............................            5,316               (83)              787               606
                                                      --------------    --------------    --------------    --------------

Realized and unrealized gains (losses):
 Net realized gains (losses) on redemptions
  of fund shares ..................................            4,880             3,547                45               544
 Net unrealized appreciation (depreciation)
  of investments ..................................          (34,131)           27,014               593            (1,397)
                                                      --------------    --------------    --------------    --------------
   Net realized and unrealized gains (losses) .....          (29,251)           30,561               638              (853)
                                                      --------------    --------------    --------------    --------------
   Additions (reductions) from operations .........          (23,935)           30,478             1,425              (247)
                                                      --------------    --------------    --------------    --------------

Contract Owners' transactions:
 Net premium payments .............................            7,314             5,952                (4)              620
 Surrenders .......................................           (7,228)           (3,382)           (1,535)             (912)
 Transfers between sub-accounts and
  fixed account ...................................           10,086            (6,671)           (1,112)           (2,206)
 Annuity payments .................................                0                 0                (2)               (1)
 Death benefit payments ...........................             (166)             (400)              (59)             (259)
 Transfers to (from) required reserves ............                0                 0                 0                 0
                                                      --------------    --------------    --------------    --------------
   Additions (reductions) for Contract
    Owners' transactions ..........................           10,006            (4,501)           (2,712)           (2,758)
                                                      --------------    --------------    --------------    --------------
   Net additions (reductions) for the year ........          (13,929)           25,977            (1,287)           (3,005)

Contract Owners' Equity, beginning of the year ....           75,623            49,646            10,950            13,955
                                                      --------------    --------------    --------------    --------------
Contract Owners' Equity, end of the year ..........   $       61,694    $       75,623    $        9,663    $       10,950
                                                      ==============    ==============    ==============    ==============

Units Outstanding, beginning of the year ..........    2,094,825.390     2,296,798.944       571,326.695       713,087.494
Units Outstanding, end of the year ................    2,344,497.817     2,094,825.390       434,777.989       571,326.695

Net Asset Value per Unit:
   Select*Annuity II ..............................   $           --    $           --    $    23.317987    $    20.075546
   Select*Annuity III .............................   $    26.333209    $    36.128041    $    22.143871    $    19.080634

[WIDE TABLE CONTINUED FROM ABOVE]

                                                                 Putnam VT
                                                                Voyager Fund
                                                              Class IA Shares
                                                      --------------------------------
                                                           2000              1999
                                                      --------------    --------------
Net investment income (loss):
 Reinvested dividend income .......................   $           46    $          111
 Reinvested capital gains .........................           19,433             8,896
 Administrative expenses ..........................           (2,109)           (1,588)
                                                      --------------    --------------
   Net investment income (loss)
    and capital gains .............................           17,370             7,419
                                                      --------------    --------------

Realized and unrealized gains (losses):
 Net realized gains (losses) on redemptions
  of fund shares ..................................           14,066             5,984
 Net unrealized appreciation (depreciation)
  of investments ..................................          (57,458)           41,258
                                                      --------------    --------------
   Net realized and unrealized gains (losses) .....          (43,392)           47,242
                                                      --------------    --------------
   Additions (reductions) from operations .........          (26,022)           54,661
                                                      --------------    --------------

Contract Owners' transactions:
 Net premium payments .............................            9,772            11,024
 Surrenders .......................................          (16,236)           (8,311)
 Transfers between sub-accounts and
  fixed account ...................................            2,795            (1,295)
 Annuity payments .................................              (18)               26
 Death benefit payments ...........................             (174)             (727)
 Transfers to (from) required reserves ............                2                (5)
                                                      --------------    --------------
   Additions (reductions) for Contract
    Owners' transactions ..........................           (3,859)              712
                                                      --------------    --------------
   Net additions (reductions) for the year ........          (29,881)           55,373

Contract Owners' Equity, beginning of the year ....          151,758            96,385
                                                      --------------    --------------
Contract Owners' Equity, end of the year ..........   $      121,877    $      151,758
                                                      ==============    ==============

Units Outstanding, beginning of the year ..........    4,074,949.268     4,037,068.162
Units Outstanding, end of the year ................    3,969,605.086     4,074,949.268

Net Asset Value per Unit:
   Select*Annuity II ..............................   $    31.996930    $    38.781969
   Select*Annuity III .............................   $    30.538198    $    37.044941

    The accompanying notes are an integral part of the financial statements.

                                     SAI-27

                        RELIASTAR SELECT VARIABLE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION:

     ReliaStar Select Variable Account (the "Account") is a separate account of
     ReliaStar Life Insurance Company ("ReliaStar Life"), a wholly owned subsidiary of ReliaStar Financial Corp. On September 1, 2000, ReliaStar
     Financial Corp. was acquired by ING America Insurance Holding Inc., a subsidiary of ING Groep N.V. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

     ReliaStar Select Variable Account includes Select*Annuity II and
     Select*Annuity III products. Payments received under the contracts are allocated to sub-accounts of the Account, each of which invested in one of the following funds during the year:

     The Alger American Fund                     Fidelity VIP                                 Fidelity VIP II
     -----------------------                     ------------                                 ---------------
     Growth Portfolio                            VIP Equity-Income Portfolio - IC Shares      Asset Manager Portfolio - IC Shares
     Leveraged AllCap Portfolio                  Growth Portfolio - IC Shares                 Contrafund Portfolio - IC Shares
     MidCap Growth Portfolio                     High Income Portfolio - IC Shares            Index 500 Portfolio - IC Shares
     Small Capitalization Portfolio              Money Market Portfolio - IC Shares           Investment Grade Bond Portfolio - IC Shares
                                                 Overseas Portfolio - IC Shares

     Janus Aspen Series
     ------------------                          Putnam Variable Trust
     Aggressive Growth Portfolio                 ---------------------
     Growth Portfolio                            Putnam VT Asia Pacific Growth Fund - Class IA Shares
     International Growth Portfolio              Putnam VT Diversified Income Fund - Class IA Shares
     Worldwide Growth Portfolio                  Putnam VT Growth and Income Fund - Class IA Shares
                                                 Putnam VT New Opportunities Fund - Class IA Shares
     AIM Variable Insurance Fund                 Putnam VT Utilities Growth and Income Fund - Class IA Shares
     ---------------------------                 Putnam VT Voyager Fund - Class IA Shares
     AIM V.I. Dent Demographic Trends Fund
                                                 OCC Accumulation Trust                 Neuberger Berman Advisers Management Trust
     Pilgrim Variable Products Trust             ----------------------                 ------------------------------------------
     -------------------------------             Equity Portfolio                       AMT Limited Maturity Bond Portfolio
     VP Growth Opportunities Portfolio           Global Equity Portfolio                AMT Partners Portfolio
     VP Growth + Value Portfolio                 Managed Portfolio                      AMT Socially Responsive Portfolio
     VP High Yield Bond Portfolio                Small Cap Portfolio
     VP International Value Portfolio
     VP MagnaCap Portfolio
     VP MidCap Opportunities Portfolio
     VP Research Enhanced Index Portfolio
     VP SmallCap Opportunities Portfolio

     Fred Alger Management, Inc. is the investment adviser for the four portfolios of The Alger American Fund, and is paid fees for its services by
     The Alger American Fund Portfolios. Fidelity Management & Research
     Company is the investment adviser for Fidelity Variable Insurance Products
     Fund (VIP) and Variable Insurance Products Fund II (VIP II) and is paid for its services by the VIP and VIP II Portfolios. Janus Capital Corporation is
     the investment adviser for the four portfolios of Janus Aspen Series and is paid fees for its services by the Janus Aspen Series Portfolios. Neuberger
     Berman Management Inc. is the investment manager for the three portfolios of the Neuberger Berman Advisers Management Trust and is paid fees for its services by the Neuberger Berman Advisers Management Trust Portfolios. ING
     Pilgrim Advisors, Inc., an affiliate of ReliaStar Life, is the investment adviser for the eight Pilgrim Variable Products Trust Portfolios and is paid fees for its services by the Portfolios. OpCap Advisors is the investment adviser for the four portfolios of the OCC Accumulation Trust and is paid fees for its services by the OCC Accumulation Trust Funds.
     Putnam Investment Management, Inc. is the investment adviser for Putnam
     Variable Trust and is paid fees for its services by Putnam Variable Trust.
     A I M Advisors, Inc. is the investment adviser for the AIM V.I. Dent
     Demographic Trends Fund and is paid fees for its services by the fund. The related funds' prospectuses contain further information.

     Fidelity VIP II Contrafund Portfolio is a registered trademark to FMMR
     Corporation.

     On April 30, 1999, Northstar Galaxy Trust Multi-Sector Portfolio changed its name to Northstar Galaxy Trust Research Enhanced Index Portfolio. Also
     on April 30, 1999, sub-accounts investing in Neuberger Berman Advisers
     Management Trust Socially Responsive Portfolio were made available to purchasers of products held in the Account.

     On April 30, 1999, Fidelity VIP Overseas Portfolio, Fidelity VIP II Asset
     Manager Portfolio, Putnam VT Asia Pacific Growth Fund, Putnam VT
     Diversified Income Fund and Putnam VT Utilities Growth and Income Fund were closed to new premium and transfers.

                                     SAI-28

                        RELIASTAR SELECT VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

1.   ORGANIZATION, CONTINUED:

     On November 1, 1999, Northstar Investment Management Corporation changed its name to Pilgrim Advisors, Inc. On April 28, 2000, Pilgrim Advisors,
     Inc. merged with Pilgrim Investments, Inc.

     On May 1, 2000, Northstar Galaxy Trust Portfolio changed its name to
     Pilgrim Variable Products Trust Portfolio (VP). Also on May 1, 2000, the
     Northstar Galaxy Trust Emerging Growth Portfolio and the Northstar Galaxy
     Trust Growth and Value Portfolio changed their names to Pilgrim VP SmallCap
     Opportunities Portfolio and Pilgrim VP Growth + Value Portfolio,
     respectively. In addition, sub-accounts investing in Pilgrim VP MagnaCap
     Portfolio, Pilgrim VP Growth Opportunities Portfolio, Pilgrim VP MidCap
     Opportunities Portfolio, Alger Leveraged AllCap Portfolio and AIM VI Dent
     Demographic Trends Fund were made available to purchasers of products held in the Account.

2.   SIGNIFICANT ACCOUNTING POLICIES:

     The following is a summary of the significant accounting policies of the
     Account:

     USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

     INVESTMENTS: The market value of investments in the sub-accounts is based on the closing net asset values of the fund shares held at the end of the year. Investment transactions are accounted for on the trade date (date the order to purchase or redeem is executed) and dividend income and capital gain distributions are recorded on the ex-dividend date. Net realized gains and losses on redemptions of shares of the funds are determined on the basis of specific identification of fund share costs.

     FEDERAL INCOME TAXES: The operations of the Account are included in the federal income tax return of ReliaStar Life, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC).
     Under the current provisions of the IRC, ReliaStar Life does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. ReliaStar
     Life will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

     VARIABLE ANNUITY RESERVES: The amount of the reserves for contracts in the distribution year is determined by actuarial assumptions, which meet statutory requirements. Gains or losses resulting from actual mortality experience, the full responsibility for which is assumed by ReliaStar Life, are offset by transfers to, or from, ReliaStar Life.

3.   CONTRACT CHARGES:

     No deduction is made for a sales charge from the purchase payments made for the contracts. However, on certain surrenders, ReliaStar Life will deduct from the contract value a surrender charge as set forth in the contract.

     Certain charges are made by ReliaStar Life to Contract Owners' Variable
     Accumulation Values in the Account in accordance with the terms of the contracts. These charges may include: an annual administrative/contract charge of $30 from each contract on the anniversary date or at the time of surrender if other than the anniversary date; and a daily administrative charge for mortality and expense risk assumed by ReliaStar Life.

     Various states and other governmental units levy a premium tax on annuity contracts issued by insurance companies. If the owner of a contract lives in a state which levies such a tax, ReliaStar Life may deduct the amount of the tax from the purchase payments received or the value of the contract at annuitization.

                                     SAI-29

                        RELIASTAR SELECT VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

4.   INVESTMENTS:

     For the year ended December 31, 2000, investment activity in the funds was as follows (in thousands):

                                                                             COST OF       PROCEEDS
      INVESTING FUND                                                        PURCHASES     FROM SALES
      --------------                                                       -----------    ----------
      The Alger American Fund:
        Alger American Growth Portfolio ...............................    $   53,838      $ 38,076
        Alger American Leveraged AllCap Portfolio .....................         1,570           391
        Alger American MidCap Growth Portfolio ........................        32,237        22,621
        Alger American Small Capitalization Portfolio .................        25,080        18,716
      AIM Variable Insurance Funds:
        AIM V.I. Dent Demographic Trends Fund .........................         4,038         1,297
      Fidelity's VIP:
        VIP Equity-Income Portfolio -- IC Shares ......................        93,227       113,855
        VIP Growth Portfolio -- IC Shares .............................        35,819        39,480
        VIP High Income Portfolio -- IC Shares ........................         9,370        12,384
        VIP Money Market Portfolio -- IC Shares .......................       312,561       343,215
        VIP Overseas Portfolio -- IC Shares ...........................         3,409         6,990
      Fidelity's VIP II:
        VIP II Asset Manager Portfolio -- IC Shares ...................         6,294        14,017
        VIP II Contrafund Portfolio -- IC Shares ......................        35,928        34,051
        VIP II Index 500 Portfolio -- IC Shares .......................        13,713        25,471
        VIP II Investment Grade Bond Portfolio -- IC Shares ...........         5,878         5,992
      Janus Aspen Series:
        Aggressive Growth Portfolio ...................................        51,029         7,733
        Growth Portfolio ..............................................        27,135         4,409
        International Growth Portfolio ................................        65,374        58,529
        Worldwide Growth Portfolio ....................................        48,292        29,063
      Neuberger Berman Advisers Management Trust:
        AMT Limited Maturity Bond Portfolio ...........................         3,324         1,375
        AMT Partners Portfolio ........................................         3,312         3,182
        AMT Socially Responsive Portfolio .............................           351           100
      Pilgrim Variable Products Trust:
        Pilgrim VP Growth Opportunities Portfolio .....................         1,782           229
        Pilgrim VP Growth + Value Portfolio ...........................        29,467         5,111
        Pilgrim VP High Yield Bond Portfolio ..........................         5,520         6,103
        Pilgrim VP International Value Portfolio ......................        33,281        31,149
        Pilgrim VP MagnaCap Portfolio .................................           669            57
        Pilgrim VP MidCap Opportunities Portfolio .....................           654            19
        Pilgrim VP Research Enhanced Index Portfolio ..................           636         1,471
        Pilgrim VP SmallCap Opportunities Portfolio ...................        31,491         6,338
      OCC Accumulation Trust:
        Equity Portfolio ..............................................         1,123           856
        Global Equity Portfolio .......................................         4,933         4,750
        Managed Portfolio .............................................         2,358         2,626
        Small Cap Portfolio ...........................................         1,621         1,013
      Putnam Variable Trust:
        Putnam VT Asia Pacific Growth Fund -- Class IA Shares .........           169           506
        Putnam VT Diversified Income Fund -- Class IA Shares ..........           778         2,752
        Putnam VT Growth and Income Fund -- Class IA Shares ...........        29,472        35,816
        Putnam VT New Opportunities Fund -- Class IA Shares ...........        23,628         8,380
        Putnam VT Utilities Growth and Income Fund --
         Class IA Shares ..............................................         1,126         3,059
        Putnam VT Voyager Fund -- Class IA Shares .....................        44,423        31,056
                                                                           ----------      --------
        Total .........................................................    $1,044,910      $922,238
                                                                           ==========      ========

                                     SAI-30

INDEPENDENT AUDITORS' REPORT

Board of Directors and Shareholder
ReliaStar Life Insurance Company
Minneapolis, Minnesota

We have audited the accompanying statutory basis statement of admitted assets, liabilities, surplus and other funds of ReliaStar Life Insurance Company (the
Company) as of December 31, 2000, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for the year then ended. These statutory basis financial statements are the responsibility of the
Company's management. Our responsibility is to express an opinion on these statutory basis financial statements based on our audit. The statutory basis financial statements of the Company as of December 31, 1999, and the year then ended, were audited by other auditors whose report dated May 12, 2000 expressed an adverse opinion as to their conformity with accounting principles generally accepted in the United States, because the financial statements were presented in accordance with statutory accounting practices prescribed or permitted by the
Minnesota Department of Commerce, and an unqualified opinion as to their conformity with such statutory accounting practices.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statutory basis financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statutory basis financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall statutory basis financial statement presentation. We believe our audit provides a reasonable basis for our opinion.

As described in Note 1 to the statutory basis financial statements, the Company presents its statutory basis financial statements in conformity with accounting practices prescribed or permitted by the Minnesota Department of Commerce, which practices differ from accounting principles generally accepted in the United
States. The variances between such practices and accounting principles generally accepted in the United States also are described in Note 1. The effects on the financial statements of the variances are not reasonably determined but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the statutory basis financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of the Company as of December 31,
2000, or the results of its operations, or its cash flows for the year then ended.

However, in our opinion, the 2000 statutory basis financial statements referred to above present fairly, in all material respects, the financial position of the
Company as of December 31, 2000, and the results of its operations, and its cash flows for the year then ended, in conformity with accounting practices prescribed or permitted by the Minnesota Department of Commerce.

/S/ ERNST & YOUNG LLP

Minneapolis, Minnesota
March 21, 2001

                                     SAI-31

INDEPENDENT AUDITORS' REPORT

Board of Directors and Shareholder
ReliaStar Life Insurance Company
Minneapolis, Minnesota

We have audited the accompanying statutory basis statement of admitted assets, liabilities, and surplus and other funds of ReliaStar Life Insurance Company
(the Company) as of December 31, 1999, and the related statutory basis statement of operations, changes in capital and surplus, and cash flows for the year then ended. These statutory basis financial statements are the responsibility of the
Company's management. Our responsibility is to express an opinion on these statutory basis financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statutory basis financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statutory basis financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall statutory basis financial statement presentation. We believe our audit provides a reasonable basis for our opinion.

As more fully described in Note 1 to the financial statements, the Company has prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of Minnesota, which practices differ from accounting principles generally accepted in the United States of
America (generally accepted accounting principles). The effects on the financial statements of the variances between the statutory basis of accounting and generally accepted accounting principles are also described in Note 1.

In our opinion, because of the effects of the matters discussed in the preceding paragraph, the determinable financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of the Company as of December 31, 1999, or the results of its operations, or its cash flows for the year then ended.

In our opinion, the statutory basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and surplus and other funds of the Company as of December 31, 1999, and the results of its operations, changes in capital and surplus, and its cash flows for the year then ended, on the basis of accounting described in Note 1.

/s/ DELOITTE & TOUCHE LLP

Deloitte & Touche, LLP
Minneapolis, Minnesota
May 12, 2000

                                     SAI-32

                        RELIASTAR LIFE INSURANCE COMPANY

            (A Wholly Owned Subsidiary of ReliaStar Financial Corp.)
                 Statutory Basis Statements of Admitted Assets,
                      Liabilities, Surplus and Other Funds

DECEMBER 31 (IN MILLIONS)                                                 2000            1999
-------------------------------------------------------------------   ----------      ----------
ASSETS
Bonds (Market: 2000, $4,459.1; 1999, $3,868.6) ...................    $  4,463.9      $  3,947.9
Stocks (Cost: 2000, $499.9 ; 1999, $490.7) .......................         783.1           758.1
Mortgage Loans on Real Estate ....................................         574.5           791.2
Real Estate (Less Encumbrances: 2000, $0; 1999, $9.5) ............         107.1           109.4
Policy Loans .....................................................         260.4           250.3
Cash on Hand and on Deposit ......................................          11.1            29.4
Short-Term Investments ...........................................          56.2            76.7
Other Invested Assets ............................................          70.6            41.4
-------------------------------------------------------------------   ----------      ----------
TOTAL CASH AND INVESTED ASSETS ...................................       6,326.9         6,004.4
Reinsurance Recoverable ..........................................          73.1            60.4
Life Insurance Premiums and Annuity Considerations Deferred and
 Uncollected .....................................................         123.3           175.7
Accident and Health Premiums Due and Unpaid ......................         103.6            63.5
Investment Income Due and Accrued ................................          85.2            76.2
Federal Income Tax Receivable ....................................          60.7              --
Other Assets .....................................................         108.2            41.2
From Separate Account Statement ..................................       4,500.9         4,734.5
-------------------------------------------------------------------   ----------      ----------
TOTAL ADMITTED ASSETS ............................................    $ 11,381.9      $ 11,155.9
===================================================================   ==========      ==========
LIABILITIES, SURPLUS AND OTHER FUNDS
Aggregate Reserves for Policies and Contracts ....................    $  4,309.9      $  4,150.4
Accumulations and Deposit Fund Liabilities .......................         493.1           504.6
Policy and Contract Claims .......................................         489.1           296.3
Policyholders' Dividends .........................................          19.7            18.2
Other Policy and Contract Liabilities ............................          64.2            66.7
Commissions Payable ..............................................          73.9            68.6
General Expenses Due or Accrued ..................................          60.1            37.9
Transfers to Separate Accounts Due or Accrued ....................        (294.3)         (258.0)
Taxes, Licenses, and Fees Due or Accrued, Excluding Federal Income
 Taxes ...........................................................           9.5             6.7
Federal Income Taxes Due or Accrued ..............................            --            42.1
Unearned Investment Income .......................................           8.2             7.8
Asset Valuation Reserve ..........................................          66.4            87.1
Other Liabilities ................................................         404.9           241.9
From Separate Account Statement ..................................       4,497.9         4,731.9
-------------------------------------------------------------------   ----------      ----------
TOTAL LIABILITIES ................................................      10,202.6        10,002.2
-------------------------------------------------------------------   ----------      ----------
SURPLUS AND OTHER FUNDS
Common Capital Stock .............................................           2.5             2.5
Preferred Capital Stock ..........................................            .1              .1
Surplus Note .....................................................         100.0           100.0
Gross Paid In and Contributed Surplus ............................         819.8           506.3
Unassigned Surplus ...............................................         257.0           544.9
Less Treasury Stock -- Preferred Stock ...........................           (.1)            (.1)
-------------------------------------------------------------------   ----------      ----------
TOTAL SURPLUS AND OTHER FUNDS ....................................       1,179.3         1,153.7
-------------------------------------------------------------------   ----------      ----------
TOTAL LIABILITIES, SURPLUS AND OTHER FUNDS .......................    $ 11,381.9      $ 11,155.9
===================================================================   ==========      ==========

The accompanying notes are an integral part of the statutory basis financial statements.

                                     SAI-33

                        RELIASTAR LIFE INSURANCE COMPANY
            (A Wholly Owned Subsidiary of ReliaStar Financial Corp.)
                    Statutory Basis Statements of Operations

YEAR ENDED DECEMBER 31 (IN MILLIONS)                                                  2000            1999
-------------------------------------------------------------------------------    ---------      ----------
REVENUES
Premiums and Annuity Considerations ..........................................     $ 1,861.3      $  1,751.4
Deposit-Type Funds ...........................................................         700.3           732.9
Considerations for Supplementary Contracts and Dividend Accumulations ........         300.7           286.6
Net Investment Income ........................................................         413.5           478.5
Separate Account Fee Revenue .................................................         113.2            91.2
Other Income .................................................................          53.1            60.2
-------------------------------------------------------------------------------    ---------      ----------
TOTAL REVENUES ...............................................................       3,442.1         3,400.8
-------------------------------------------------------------------------------    ---------      ----------
BENEFITS AND EXPENSES
Death Benefits ...............................................................         680.2           592.4
Annuity Benefits .............................................................          70.3            77.7
Disability and Accident and Health Benefits ..................................         300.8           224.2
Surrender Benefits and Other Fund Withdrawals ................................       1,260.0         1,075.5
Payments on Supplementary Contracts and of Dividend Accumulations ............         321.0           294.4
Change in Reserve for Policies and Contracts .................................         154.7            15.1
Change in Liability for Accumulations and Deposit Funds ......................          (9.9)          (25.0)
Other ........................................................................          12.0            10.8
-------------------------------------------------------------------------------    ---------      ----------
Total Benefits ...............................................................       2,789.1         2,265.1
Commissions ..................................................................         283.2           255.9
General Insurance Expenses ...................................................         240.9           154.0
Insurance Taxes, Licenses and Fees, Excluding Federal Income Taxes ...........          34.1            28.5
Other ........................................................................          26.4             3.4
Net Transfers to Separate Accounts ...........................................         302.0           406.8
-------------------------------------------------------------------------------    ---------      ----------
TOTAL BENEFITS AND EXPENSES ..................................................       3,675.7         3,113.7
-------------------------------------------------------------------------------    ---------      ----------
Net Gain (Loss) from Operations before Dividends to Policyholders and
 Federal Income Taxes ........................................................        (233.6)          287.1
Dividends to Policyholders ...................................................          24.7            23.0
-------------------------------------------------------------------------------    ---------      ----------
Net Gain (Loss) from Operations before Federal Income Taxes ..................        (258.3)          264.1
Federal Income Taxes (Excluding Taxes on Capital Gains and Losses) ...........         (59.4)           55.7
-------------------------------------------------------------------------------    ---------      ----------
Net Gain (Loss) from Operations before Realized Capital Gains and Losses .....        (198.9)          208.4
Net Realized Capital Losses, Net of Tax ......................................         (44.1)          (16.5)
-------------------------------------------------------------------------------    ---------      ----------
NET INCOME (LOSS) ............................................................    $   (243.0)     $    191.9
===============================================================================   ==========      ==========

The accompanying notes are an integral part of the statutory basis financial statements.

                                     SAI-34

                        RELIASTAR LIFE INSURANCE COMPANY
            (A Wholly Owned Subsidiary of ReliaStar Financial Corp.)
          Statutory Basis Statements of Changes in Capital and Surplus

YEAR ENDED DECEMBER 31 (IN MILLIONS)                                           2000            1999
-------------------------------------------------------------------------   ----------      ----------
CAPITAL AND SURPLUS, BEGINNING OF YEAR .................................    $  1,153.7      $  1,063.4
Net Income (Loss) ......................................................        (243.0)          191.9
Dividends to Parent ....................................................         (61.1)          (82.0)
Change in Net Unrealized Capital Gains and Losses ......................          22.9           (15.9)
Change in Non-Admitted Assets and Related Items ........................           (.8)           (4.8)
Change in Liability for Reinsurance in Unauthorized Companies ..........         (25.0)           (4.0)
Change in Reserve on Account of Change in Valuation Basis ..............          (2.6)           (3.5)
Change in Asset Valuation Reserve ......................................          20.7             7.2
Capital Contribution from Parent .......................................         313.5              --
Other Changes in Capital and Surplus, Net ..............................           1.0             1.4
-------------------------------------------------------------------------   ----------      ----------
CAPITAL AND SURPLUS, END OF YEAR .......................................    $  1,179.3      $  1,153.7
=========================================================================   ==========      ==========

The accompanying notes are an integral part of the statutory basis financial statements.

                                     SAI-35

                        RELIASTAR LIFE INSURANCE COMPANY
            (A Wholly Owned Subsidiary of ReliaStar Financial Corp.)
                    Statutory Basis Statements of Cash Flows

YEAR ENDED DECEMBER 31 (IN MILLIONS)                                          2000            1999
-----------------------------------------------------------------------   ----------      ----------
CASH FROM OPERATIONS
Premiums and Annuity Considerations ..................................    $  1,882.4      $  1,740.4
Deposit-Type Funds ...................................................         700.3           732.9
Considerations for Supplementary Contracts and Dividends Accumulations         300.7           286.6
Commission and Expense Allowances on Reinsurance Ceded ...............          51.7            43.5
Net Investment Income ................................................         408.0           480.2
Fees from Separate Accounts ..........................................         116.1            89.4
Other Income .........................................................           7.8             9.8
Life and Accident and Health Claims ..................................        (796.0)         (802.4)
Surrender Benefits and Other Fund Withdrawals ........................      (1,260.0)       (1,075.5)
Other Benefits to Policyholders ......................................        (411.1)         (381.6)
Commissions, Other Expenses and Taxes ................................        (530.7)         (437.6)
Net Transfers to Separate Accounts ...................................        (341.3)         (476.3)
Dividends to Policyholders ...........................................         (23.2)          (22.9)
Federal Income Taxes .................................................         (43.0)          (32.8)
-----------------------------------------------------------------------   ----------      ----------
Net Cash From Operations .............................................          61.7           153.7
-----------------------------------------------------------------------   ----------      ----------
CASH FROM INVESTMENTS
Proceeds from Investments Sold, Matured or Repaid
 Bonds ...............................................................       1,511.9           857.3
 Stocks ..............................................................       1,051.4           559.5
 Mortgage Loans ......................................................         265.3           159.5
 Real Estate .........................................................          10.7            44.5
 Other Invested Assets ...............................................          14.4             9.9
 Miscellaneous Proceeds ..............................................           (.3)            6.2
Taxes on Capital Gains and Losses ....................................           9.2            (3.5)
-----------------------------------------------------------------------   ----------      ----------
   Total Investment Proceeds .........................................       2,862.6         1,633.4
-----------------------------------------------------------------------   ----------      ----------
Cost of Investments Acquired
 Bonds ...............................................................      (2,066.8)         (796.1)
 Stocks ..............................................................      (1,063.3)         (645.4)
 Mortgage Loans ......................................................         (57.1)         (176.7)
 Real Estate .........................................................         (13.0)           (9.8)
 Other Invested Assets ...............................................         (28.4)           (7.7)
 Miscellaneous Applications ..........................................         (18.8)           (2.4)
-----------------------------------------------------------------------   ----------      ----------
   Total Investments Acquired ........................................      (3,247.4)       (1,638.1)
-----------------------------------------------------------------------   ----------      ----------
Net Change in Policy Loans and Premium Notes .........................         (10.1)           (5.5)
-----------------------------------------------------------------------   ----------      ----------
Net Cash From Investments ............................................        (394.9)          (10.2)
-----------------------------------------------------------------------   ----------      ----------
CASH FROM FINANCING AND MISCELLANEOUS SOURCES
Dividends to Parent ..................................................         (61.1)          (82.0)
Capital Contribution from Parent .....................................         313.5              --
Other Sources (Applications), Net ....................................          42.0           (13.4)
-----------------------------------------------------------------------   ----------      ----------
Net Cash from Financing and Miscellaneous Sources ....................         294.4           (95.4)
-----------------------------------------------------------------------   ----------      ----------
Net Change in Cash and Short-Term Investments ........................         (38.8)           48.1
Cash and Short-Term Investments at Beginning of Year .................         106.1            58.0
-----------------------------------------------------------------------   ----------      ----------
Cash and Short-Term Investments at End of Year .......................    $     67.3      $    106.1
=======================================================================   ==========      ==========

The accompanying notes are an integral part of the statutory basis financial statements.

                                     SAI-36

                        RELIASTAR LIFE INSURANCE COMPANY

            (A Wholly Owned Subsidiary of ReliaStar Financial Corp.)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

NOTE 1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

NATURE OF OPERATIONS
ReliaStar Life Insurance Company (the Company) is principally engaged in the business of providing individual life insurance and annuities; employee benefit products and services; retirement plans; and life and health reinsurance. The
Company operates primarily in the United States and is authorized to conduct business in all states, except New York.

BASIS OF PRESENTATION

The accompanying statutory basis financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the
National Association of Insurance Commissioners (NAIC) and the State of
Minnesota. Such statutory insurance accounting practices differ from generally accepted accounting principles. Significant differences include requiring the immediate recognition of acquisition costs; providing only for income taxes currently payable; recording assets considered non-admitted as a direct adjustment of surplus; requiring an asset valuation reserve; establishing policy reserves for life and annuity products based on statutory mortality and interest rates; valuing bonds based primarily on amortized cost; for certain securities sold, deferring any realized gain or loss due to changes in interest rates and subsequently amortizing the deferred gain or loss over the remaining life of the security sold; recognizing pension costs as paid; subsidiaries of the Company are accounted for using the equity method of accounting; and retaining the historical value of assets and liabilities upon a change in ownership. Total shareholder's equity and net income as of and for the year ended December 31,
1999 based on generally accepted accounting principles was $2,378.6 million and
$266.9 million, respectively. These amounts as of and for the year ended
December 31, 2000 have not been determined. The amounts in these financial statements pertain to the entire business of the Company including, as appropriate, its Separate Account business.

Effective January 1, 2001 the Company will adopt the accounting practices set forth in the Accounting Practices and Procedures Manual issued by the NAIC and as adopted by the State of Minnesota. The impact on surplus of adopting these standards at January 1, 2001 has not yet been completed.

All outstanding shares of the Company are owned by ReliaStar Financial Corp.
(ReliaStar), a holding and management company domiciled in Delaware. ReliaStar's ultimate parent is ING Groep, N.V. (ING), a global financial services company based in Amsterdam, Netherlands. ING acquired ReliaStar in September 2000. The
Company owns at December 31, 2000, directly and indirectly, capital stock of the following companies: Northern Life Insurance Company, Norlic, Inc.,
Security-Connecticut Life Insurance Company, ReliaStar Life Insurance Company of
New York, ReliaStar Reinsurance Group (UK), Ltd. and NWNL Benefits Corporation.

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting practices prescribed or permitted by the NAIC and the State of Minnesota requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

During 2000, the Company accrued approximately $72 million for employee-related termination costs associated with integration activities initiated as a result of being acquired by ING.

INVESTMENTS
Security investments are valued in accordance with the requirements of the NAIC, as follows:

Bonds not backed by other loans at amortized cost using the interest method;
loan-backed bonds and structured securities at amortized cost using the interest method including anticipated prepayments at the date of purchase. Significant changes in estimated cash flows from the original purchase assumptions are accounted for using the interest method. Prepayment assumptions for loan-backed bonds and structured securities were obtained from vendor provided prepayment models, broker-dealer survey values or internal estimates. These assumptions are

                                     SAI-37

consistent with the current interest rate and economic environment. The retrospective adjustment method is used to value all loan-backed bonds and structured securities.

Preferred stocks in good standing are valued at cost, which approximates market value.

Common stocks are carried at estimated market value.

Mortgage loans on real estate are carried at amortized cost.

Investment real estate and buildings owned and occupied by the Company are carried at cost less accumulated depreciation and encumbrances, or market value if lower.

Real estate acquired in satisfaction of debt is stated at the lower of the appraised value of the asset foreclosed, or book value of the mortgage at the date of foreclosure.

Policy loans are carried at the aggregate unpaid balance.

Short-term investments are carried at amortized cost, which approximates market value.

Other invested assets, primarily joint ventures and limited partnerships, are carried on the cost or equity basis.

Derivative instruments, such as interest rate swaps and equity indexed call options, are valued in accordance with the NAIC Accounting Practices and
Procedures manual and the Purposes and Procedures manual of the Securities
Valuation Office. All derivative instruments are valued consistently with the hedged items. The Company recognizes investment income on interest rate swap agreements whereby the difference between the amounts paid and amounts received or accrued on interest rate swap agreements are reflected in net investment income. Equity indexed call options are used to hedge the Company's equity indexed annuity product and are carried at estimated market value.

All other security investments are presented at values prescribed by or deemed acceptable to the NAIC, generally market value.

Subsidiaries of the Company are accounted for using the equity method of accounting. Insurance subsidiaries are carried at their statutory book value and non-insurance subsidiaries are carried at their book value calculated in accordance with generally accepted accounting principles. The reported net income of the Company's subsidiaries is included in investment income, while all other changes in the net assets of subsidiaries is included in unrealized gains and losses. The assets and liabilities of the Company's subsidiaries are not consolidated with the assets and liabilities of the Company.

The Company uses straight-line depreciation for all of its depreciable assets, with useful lives varying depending on the asset. For real estate subject to long-term leases, a depreciation method is used to result in accounting similar to direct financing leases whereby the excess of aggregate rentals over cost
(reduced by estimated residual value) is recognized as investment income over the term of the lease at an approximately constant periodic rate of return.

Realized investment gains and losses on sales of securities are included in the determination of net income and are determined on the specific identification method. Unrealized investment gains and losses are accounted for as direct increases or decreases in surplus. Income tax effects of unrealized gains and losses are not recognized. Realized gains and losses on expired futures contracts have been deferred and are being amortized over the life of the asset or liability the future contracts hedged.

Due and accrued income is excluded from investment income on mortgage loans, bonds and short-term investments where interest is past due more than 90 days.
The total amount excluded at December 31, 2000 and 1999, was $2.5 million and
$1.5 million, respectively.

SEPARATE ACCOUNTS
The Company operates separate accounts. The assets and liabilities of the separate accounts are primarily related to variable annuity, variable universal life and 401(k) contracts and represent policyholder-directed funds that are separately administered. The assets (primarily investments) and liabilities
(principally to contractholders) of each account are clearly identifiable and distinguishable from other assets and liabilities of the Company. Assets are carried at market value.

NON-ADMITTED ASSETS
Assets of the Company designated as "non-admitted," primarily furniture and equipment, are excluded from admitted assets. The change in such assets, net of depreciation, is reflected as a direct increase or decrease in surplus.

                                     SAI-38

PARTICIPATION FUND ACCOUNT
On January 3, 1989, the Commissioner of Commerce of the State of Minnesota
approved a Plan of Conversion and Reorganization (the Plan) which provided, among other things, for the conversion of the Company from a combined stock and mutual life insurance company to a stock life insurance company.

The Plan provided for the establishment of a Participation Fund Account (PFA)
for the benefit of certain participating individual life insurance policies and annuities issued by the Company prior to the effective date of the Plan. Under the terms of the PFA, the insurance liabilities and assets (approximately $300 million as of December 31, 2000) with respect to such policies are segregated in the accounting records of the Company to assure the continuation of policyholder dividend practices.

AGGREGATE RESERVES FOR POLICIES AND CONTRACTS

Reserves for future policy and contract benefits for life insurance are computed by the net level premium and preliminary term and other modified reserve methods on the basis of interest rates and mortality assumptions prescribed by state regulatory authorities. Annuity reserves are computed using interest rates and mortality assumptions where needed as prescribed by state regulatory authorities. Waiver of premium reserves (group disabled life reserves) are determined using morbidity and termination assumptions primarily based on the
1970 Intercompany Group Disability Table, using an interest rate of 5.25% to
6.25% for disablements. Reserves for long-term disability policies are primarily based on the 1981 Company Termination Table, using an interest rate of 5.5% to
10.3% for disablements prior to 1993 and the 1987 CGDT using an interest rate of
5.5% to 6.25% for disablements subsequent to 1992. Liabilities for unpaid accident and health claims are estimates of the ultimate net cost of all reported and unreported claims not yet settled. These reserves are estimated using actuarial analyses and case basis evaluations.

The Company waives deduction of deferred fractional premiums upon the death of the insured and returns any portion of the final premium beyond the date of death. Surrender values are not promised in excess of the legally computed reserves.

All substandard policies except Adjustable Life and Universal Life are valued as standard plus an amount determined by valuation representing the excess amount of the multiple table reserves over the standard reserves. All Adjustable Life and Universal Life policies are valued directly on a multiple table basis.

As of December 31, 2000, the Company had insurance in force of $3.8 billion for which the gross premiums are less than the net premiums according to the standard valuation set by the State of Minnesota. Reserves to cover this insurance totaled $12.5 million at December 31, 2000.

Of the total annuity reserves and deposit fund liabilities at December 31, 2000, approximately 13% were subject to discretionary withdrawal -- with adjustment;
approximately 16% were subject to discretionary withdrawal -- without adjustment; approximately 10% were not subject to discretionary withdrawal provisions; and approximately 61% were related to "market value" reserves in separate accounts without investment guarantees whose surrender values vary with the market value of the invested assets supporting the reserves.

REINSURANCE
Reinsurance premiums and benefits paid or provided are accounted for on bases consistent with those used for the underlying policies and the terms of the reinsurance contract.

INCOME TAXES DUE AND ACCRUED
The provision for income taxes is based upon income that is estimated to be currently taxable.

PREMIUM REVENUE AND BENEFITS TO POLICYHOLDERS
Premiums on life insurance and annuity contracts are generally recognized as revenue over the premium paying period of the contract. Contract benefits are recognized over the life of the contract by providing reserves for future policy and contract benefits.

POLICY ACQUISITION COSTS
Costs of acquiring new business are charged to operating expenses when incurred.

NOTE 2. INVESTMENTS

BONDS
The statement value and estimated market values of investments in bonds by type of investment were as follows:

                                     SAI-39

                                                                               Gross Unrealized
                                                                            -----------------------
                                                                                                        Estimated
                                                               Statement                                 Market
DECEMBER 31, 2000 (IN MILLIONS)                                  Value         Gains      (Losses)        Value
-----------------------------------------------------------   -----------   ----------   ----------   ------------
United States Government and Government Agencies
 and Authorities ..........................................   $   231.1      $  12.1      $   (.1)     $   243.1
States, Municipalities and Political Subdivisions .........         7.9           .2           --            8.1
Foreign Governments .......................................        33.6           .9          (.2)          34.3
Public Utilities ..........................................       311.8          5.2         (3.4)         313.6
Corporate Securities ......................................     2,574.9         40.0        (43.7)       2,571.2
Mortgage-Backed/Structured Finance ........................     1,304.6         28.4        (44.2)       1,288.8
------------------------------------------------------------  ---------      -------      -------      ---------
TOTAL .....................................................   $ 4,463.9      $  86.8      $ (91.6)     $ 4,459.1
============================================================  =========      =======      =======      =========

                                                                                Gross Unrealized
                                                                            ------------------------
                                                                                                         Estimated
                                                               Statement                                  Market
DECEMBER 31, 1999 (IN MILLIONS)                                  Value        Gains       (Losses)         Value
-----------------------------------------------------------   -----------   ---------   ------------   ------------
United States Government and Government Agencies
 and Authorities ..........................................   $    31.6      $   .7       $    (.5)     $    31.8
States, Municipalities and Political Subdivisions .........        10.4          .1            (.8)           9.7
Foreign Governments .......................................        31.2          .3            (.8)          30.7
Public Utilities ..........................................       260.4         2.2           (4.7)         257.9
Corporate Securities ......................................     2,571.1        19.2          (65.1)       2,525.2
Mortgage-Backed/Structured Finance ........................     1,043.2         4.4          (34.3)       1,013.3
------------------------------------------------------------  ---------      ------       --------      ---------
TOTAL .....................................................   $ 3,947.9      $ 26.9       $ (106.2)     $ 3,868.6
============================================================  =========      ======       ========      =========

The statement value and estimated market value of bonds, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                               Estimated
                                                Statement       Market
DECEMBER 31, 2000 (IN MILLIONS)                   Value          Value
--------------------------------------------   -----------   ------------
Maturing in:
 One Year or Less ..........................   $   212.6      $   214.7
 One to Five Years .........................     1,414.2        1,422.9
 Five to Ten Years .........................     1,228.3        1,233.7
 Ten Years or Later ........................       304.2          299.0
Mortgage-Backed/Structured Finance .........     1,304.6        1,288.8
---------------------------------------------  ---------      ---------
TOTAL ......................................   $ 4,463.9      $ 4,459.1
=============================================  =========      =========

The estimated market values for actively traded marketable bonds are determined based upon quoted market prices. The estimated market values for marketable bonds without an active market are obtained through several commercial pricing services, which provide the estimated market values. Estimated market values of privately placed bonds, which are not considered problems, are determined using a matrix-based pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security. Using this data, the model generates market values which the Company considers reflective of the estimated market value of each privately placed bond. Estimated market values for privately placed bonds which are considered problems are determined through consideration of factors such as the net worth of borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees and the Company's evaluation of the borrower's ability to compete in their relevant market.

At December 31, 2000, the largest industry concentration of the private placement portfolio was mortgage-backed/structured finance where 18% of the portfolio was invested, and the largest industry concentration of the marketable bond portfolio was mortgage-backed/structured finance, where 33% of the portfolio was invested.

STOCKS
The cost and statement value of stocks were as follows:

                                     SAI-40

DECEMBER 31 (IN MILLIONS)                     2000         1999
---------------------------------------   ----------   ----------
UNAFFILIATED
 Cost .................................    $  29.7      $  28.2
 Gross Unrealized Gains ...............         --          2.1
 Gross Unrealized Losses ..............       (1.6)        (1.6)
----------------------------------------   -------      -------
 Statement Value ......................       28.1         28.7
Affiliated -- Statement Value .........      755.0        729.4
----------------------------------------   -------      -------
TOTAL STATEMENT VALUE .................    $ 783.1      $ 758.1
========================================   =======      =======

MORTGAGE LOANS ON REAL ESTATE
The maximum and minimum lending rates for all mortgage loans issued during 2000 were 10.5% and 7.95%, respectively.

During 2000 and 1999, the Company did not reduce interest rates of outstanding mortgage loans.

The maximum percentage of any one loan to the value of security at the time of the loan was 80%. Fire insurance is required on all properties covered by mortgage loans at least equal to the excess of the loan over the maximum loan which would be permitted by law on the land without buildings. As of December
31, 2000, the Company held no mortgages with interest more than one year overdue.

At December 31, 2000, the largest geographic concentration of commercial mortgage loans was in the Midwest region of the United States, where approximately 36% of the commercial mortgage loan portfolio was invested.

INVESTMENT INCOME
Investment income summarized by type of investment was as follows:

YEAR ENDED DECEMBER 31 (IN MILLIONS)            2000          1999
----------------------------------------   -----------   -----------
Bonds ..................................    $  314.2      $  298.6
Common Stock-Affiliates ................        15.9          92.2
Mortgage Loans on Real Estate ..........        58.4          62.2
Real Estate ............................        24.6          28.3
Policy Loans ...........................        16.2          13.9
Short-Term Investments .................         5.1           2.7
Other ..................................        15.7          14.0
-----------------------------------------   --------      --------
Gross Investment Income ................       450.1         511.9
Investment Expenses ....................        36.6          33.4
-----------------------------------------   --------      --------
NET INVESTMENT INCOME ..................    $  413.5      $  478.5
=========================================   ========      ========

                                     SAI-41

REALIZED INVESTMENT GAINS AND LOSSES
Net realized capital gains (losses) were as follows:

YEAR ENDED DECEMBER 31 (IN MILLIONS)                                       2000          1999
--------------------------------------------------------------------   ----------   -----------
Bonds ..............................................................
 Gross Gains .......................................................    $  13.7       $   8.5
 Gross Losses ......................................................      (63.0)         (7.9)
Common Stock of Affiliates .........................................         --          (4.7)
Mortgage Loans on Real Estate ......................................       (9.1)           .6
Real Estate ........................................................        (.4)         (2.6)
Other ..............................................................       (4.8)         (6.1)
---------------------------------------------------------------------   -------       -------
Net Pretax Realized Capital Gains and Losses .......................      (63.6)        (12.2)
Income Tax Benefit (Expense) .......................................        9.6          (1.5)
Net Pretax Realized Capital Gains and Losses Transferred to Interest
 Maintenance Reserve (IMR) .........................................       15.2          (4.3)
Income Tax Expense (Benefit) Transferred to IMR ....................       (5.3)          1.5
---------------------------------------------------------------------   -------       -------
NET REALIZED CAPITAL LOSSES, NET OF TAX ............................    $ (44.1)      $ (16.5)
=====================================================================   =======       =======

Proceeds from the sale of bonds were $967.5 million and $394.7 million during
2000 and 1999, respectively.

DERIVATIVE INSTRUMENTS
The Company has an established program prescribing the use of derivatives in its asset/liability management activity. The investment policy of the Company expressly precludes the use of such instruments for speculative purposes. The policy details permissible uses and instruments and contains accounting and management controls designed to assure compliance with these policies. The
Company is not a party to leveraged derivatives.

The insurance liabilities of the Company are sensitive to changes in market interest rates. The Company has established procedures for evaluating these liabilities and structures investment asset portfolios with compatible characteristics. Investment assets are selected which provide yield, cash flow and interest rate sensitivities appropriate to support the insurance products.

The Company uses interest rate swaps and equity indexed call options as part of this asset/liability management program. The Company has acquired a significant amount of certain shorter duration investments, such as floating rate or adjustable rate investments. Acquisition of these assets shortens the duration of an asset portfolio. The Company uses interest rate swaps to extend the duration of these portfolios as an alternative to purchasing longer duration investments. The equity indexed call options are based on the S&P 500 Index and are used to hedge the Company's equity indexed annuity product. On the termination date, the counterparty will make one payment to the Company based on the level of the index and strike price.

The Company is exposed to credit-related losses in the event of nonperformance by counterparties to derivative instruments, but it does not expect any counterparties to fail to meet their obligations, given their high credit ratings. In addition, the Company has established an issuer holder limitation program whereby the maximum credit exposure to a single issuer is established based upon the credit rating of the issuer and the structure of the investment.
The positive market value of swap positions are included in the computation of the maximum issuer limitation.

NOTE 3. ENCUMBRANCES ON REAL ESTATE

Encumbrances on real estate consist of the following:

DECEMBER 31 (IN MILLIONS)                                                    2000      1999
-------------------------------------------------------------------------   ------   ---------
6.2% to 9.6% Mortgage Notes Assumed in Connection with
 Real Estate Investments ................................................    $ --     $  9.0
Capital Lease Obligation on Real Estate Occupied by the Company .........      --         .5
--------------------------------------------------------------------------   ----     ------
 Total ..................................................................    $ --     $  9.5
==========================================================================   ====     ======

The encumbrances on real estate were settled during 2000.

                                     SAI-42

NOTE 4. EMPLOYEE BENEFIT PLANS

SUCCESS SHARING PLAN AND ESOP
The Success Sharing Plan and ESOP (Success Sharing Plan) was designed to increase employee ownership and reward employees when certain ReliaStar performance objectives are met. Essentially all employees are eligible to participate in the Success Sharing Plan. The Success Sharing Plan has both qualified and nonqualified components. The nonqualified component is equal to
25% of the annual award and is paid in cash to employees. The qualified component is equal to 75% of the annual award which is contributed to the ESOP portion of the Success Sharing Plan.

In addition, the Success Sharing Plan has a 401(k) feature whereby participants may elect to contribute a percentage of their eligible earnings to the plan. The
Company matches participants' 401(k) contributions up to 6% of eligible earnings.

Costs charged to expense for the Success Sharing Plan were $8.8 million and $7.5 million for the years ended December 31, 2000 and 1999, respectively.

PENSION AND OTHER POSTRETIREMENT BENEFITS
PENSION PLANS -- The Company sponsors a funded noncontributory defined benefit retirement plan (the Plan) covering substantially all employees of the Company and its affiliates. The Plan provides benefits to employees upon retirement.
Effective December 31, 1998, the qualified defined benefit retirement plan was amended to suspend the accrual of additional benefits for future services.
Eligible employees retain all of their accrued benefits as of December 31, 1998, which will be paid monthly at retirement according to the provisions of the plan. Employees meeting certain age and service requirements will receive certain transition benefits until retirement.

Annual pension expense for the Plan is equal to the funding for the plan year determined under the projected unit credit actuarial cost method, including amortization of prior service costs and considering ERISA minimum and maximum funding requirements. No pension expense was required to be recorded for the years ended December 31, 2000 and 1999. At January 1, 2000, the date of the most recent actuarial valuation, the plan accumulated benefit obligation/present value of accrued benefits and the amount of vested benefits for the Plan was
$192.3 million and $188.4 million, respectively, based on an assumed 8.5%
interest rate. The fair value of plan assets was $347.6 million as of January 1,
2000. Plan assets include 1.2 million shares of ReliaStar common stock with a fair value of $48.3 million as of January 1, 2000.

The Company and ReliaStar also have unfunded noncontributory defined benefit plans providing for benefits to employees in excess of limits for qualified retirement plans.

POSTRETIREMENT BENEFITS -- The Company provides certain health care and life insurance benefits to retired employees and their eligible dependents of the
Company and its affiliates (Postretirement Plan). The postretirement health care plan is contributory, with retiree contribution levels adjusted annually; the life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage.

The amount of accumulated benefits obligation for retirees and vested employees covered under the Postretirement Plan as of December 31, 2000 and 1999, was
$14.2 million and $11.1 million, respectively, and the amount of accumulated benefits obligation for non-vested employees as of December 31, 2000 and 1999, was $3.1 million and $2.5 million, respectively. The discount rate used in determining the postretirement benefit obligation as of December 31, 2000, was
7.75%, and the health care cost trend rate used was 8.5% trending to 5.5% in
2007 and thereafter. A one-percentage point increase in the assumed health care cost trend rate would not have a significant impact on the postretirement benefit obligation or the service and interest cost components of annual expense.

Annual expense recorded by the Company for the postretirement plan was $.2 million and $.9 million for the years ended December 31, 2000 and 1999, respectively; and includes the expected cost of benefits from newly eligible or vested employees, interest cost, gains and losses arising from differences between actuarial assumptions and actual experience and the amortization of the transition obligation.

STOCK INCENTIVE PLAN

Officers and key employees of the Company participated in the stock incentive plans of ReliaStar. ReliaStar applies Accounting Principles Board Opinion No. 25 and related interpretations in accounting for its plans. Accordingly, no compensation expense for stock-based compensation plans has been allocated to the Company.

                                     SAI-43

NOTE 5. INCOME TAXES

The Company will prepare two federal tax returns for the year ended December 31,
2000 as a result of being acquired by ING. One will include the period January
1, 2000 through September 1, 2000, the second will be for the period September
2, 2000 through December 31, 2000.

The tax return for the period January 1 through September 1, 2000 will be consolidated with the following entities: ReliaStar Financial Corp., Northern
Life Insurance Company, Norlic, Inc., NWNL Benefits Corporation, ReliaStar
Investment Research, Inc., Washington Square Securities, Inc., Pilgrim Capital
Corporation, Pilgrim Advisors, Inc., Pilgrim Funding, Inc., IB Holdings, Inc.,
Northeastern Corporation, Successful Money Management Seminars, Inc., PrimeVest
Financial Services, Inc., PrimeVest Insurance Agency of Alabama, Inc.,
PrimeVest Insurance Agency of New Mexico, Inc., PrimeVest Insurance Agency of
Oklahoma, Inc., PrimeVest Insurance Agency of Texas, Inc., PrimeVest Insurance
Agency of Ohio, Inc., Branson Insurance Agency, Inc., Granite Investment
Services, Inc., Washington Square Insurance Agency, Inc., (Massachusetts),
Washington Square Insurance Agency, Inc., (Texas), Washington Square Insurance
Agency, Inc., (Ohio), Washington Square Insurance Agency, Inc., (New Mexico),
ReliaStar Bancshares, Inc., ReliaStar Bank, ReliaStar Investment Services,
Inc., ReliaStar Managing Underwriters, Inc., ReliaStar Payroll Agent, Inc.,
Financial Northeastern Securities, Inc., Financial Northeastern Corporation,
FNC Insurance Services, Inc., Pilgrim Group, Inc., Pilgrim Securities, Inc.,
Pilgrim Investment, Inc., Express America T.C. Corp., EAMC Liquidation Corp.,
Pilgrim Financial, Inc., Split Rock Financial, Inc., Bancwest Investment
Services, Inc., Pilgrim Lexington Acquisition Corp., Lexington Global Asset
Managers, Inc., Bancwest Insurance Agency, Inc. and ReliaStar National Trust
Company.

The tax return for the period September 2 through December 31, 2000 will be consolidated with its insurance subsidiaries; Northern Life Insurance Company,
Security-Connecticut Life Insurance Company, and ReliaStar Life Insurance
Company of New York.

The method by which the total consolidated federal income tax for each entity is allocated to each of these companies is subject to a written agreements.
Allocation is based on separate return calculations such that each company in the consolidated return pays the same tax or receives the same refunds it would have paid or received had it consistently filed separate federal income tax returns. Intercompany tax balances are settled within a reasonable time after filing of the consolidated federal income tax returns with the Internal Revenue
Service.

Federal income tax regulations allowed certain special deductions for 1983 and prior years which are accumulated in a memorandum tax account designated as
"policyholders' surplus." Generally, this policyholders' surplus account will become subject to tax at the then current rates only if the accumulated balance exceeds certain maximum limitations or if certain cash distributions are deemed to be paid out of the account. At December 31, 2000, the Company had accumulated approximately $34.4 million in its separate policyholders' surplus account.

The difference between the U.S. federal income tax rate and the Company's effective tax rate is summarized as follows:

YEAR ENDED DECEMBER 31                                        2000         1999
-------------------------------------------------------   ----------   ----------
Statutory Tax Rate ....................................       35.0%        35.0%
Equity in After-Tax Earnings of Subsidiaries ..........        2.2        (12.2)
Deferred Acquisition Cost Tax .........................       (1.8)         1.8
Tax Reserves ..........................................       (2.1)        (3.4)
Integration Related Items .............................      (12.6)          --
Other .................................................        2.3          (.1)
--------------------------------------------------------     -----        -----
EFFECTIVE TAX RATE ....................................       23.0%        21.1%
========================================================     =====        =====

Net cash paid for federal income taxes was $33.8 million and $36.3 million during 2000 and 1999, respectively.

                                     SAI-44

NOTE 6. UNPAID ACCIDENT AND HEALTH CLAIMS

The change in the liability for unpaid accident and health claims and claim adjustment expenses is summarized as follows:

(IN MILLIONS)                                 2000          1999
----------------------------------------   -----------   ----------
Balance at January 1 ...................   $   675.1      $  505.9
Less Reinsurance Recoverables ..........       288.3         179.5
-----------------------------------------  ---------      --------
Net Balance at January 1 ...............       386.8         326.4
Incurred Related to:
 Current Year ..........................       353.6         285.5
 Prior Years ...........................       132.1          18.8
-----------------------------------------  ---------      --------
Total Incurred .........................       485.7         304.3
Paid Related to:
 Current Year ..........................       130.0         113.0
 Prior Years ...........................        15.2         130.9
-----------------------------------------  ---------      --------
Total Paid .............................       145.2         243.9
Net Balance at December 31 .............       727.3         386.8
Plus Reinsurance Recoverables ..........       374.1         288.3
-----------------------------------------  ---------      --------
BALANCE AT DECEMBER 31 .................   $ 1,101.4      $  675.1
=========================================  =========      ========

The liability for unpaid accident and health claims and claim adjustment expenses is included in Aggregate Reserves for Policies and Contracts and Policy
and Contract Claims on the Statutory Basis Statements of Admitted Assets,
Liabilities, Surplus and Other Funds. Incurred losses for 2000 and 1999 include an increase for unfavorable development of the liability established as of
December 31, 1999 and 1998, respectively. During the third quarter of 2000 the
Company's reinsurance operations recorded reserve related adjustments to reflect unfavorable development of loss experience in lines of business that it was terminating, as well as adjustments resulting from being acquired by ING.

NOTE 7. BORROWED MONEY

Beginning in 2000, the Company began participating in reverse repurchase transactions. Such transactions involve the sale of corporate securities to a major securities dealer and a simultaneous agreement to repurchase the same security in 90-180 days. The proceeds are invested in new securities of intermediate duration. Amounts due related to reverse repurchase transaction as of December 31, 2000 were $73.5 million and are included in other liabilities.

NOTE 8. SURPLUS NOTE

The Company has a surplus note with a principal value of $100.0 million from
ReliaStar. The Minnesota Commerce Commissioner has advised the Company that it will permit the funds received from the surplus note to be treated as surplus for statutory accounting purposes. The original note, dated April 1, 1989, was issued in connection with ReliaStar Life's demutualization and was used to offset the surplus reduction related to the cash distribution to the mutual policyholders in the demutualization. This original 101/4% note was replaced by a successor surplus note (the 1994 Note) dated November 1, 1994. The 1994 Note provides, subject to the regulatory constraints discussed below, that (i) it is a surplus note which will mature on September 15, 2003 with principal due at maturity, but payable without penalty, in whole or in part before maturity; (ii)
interest is at 65/8% payable semi- annually; and (iii) in the event that
ReliaStar Life is in default in the payment of any required interest or principal, ReliaStar Life cannot pay cash dividends on its capital stock (all of which is owned directly by ReliaStar). The 1994 Note further provides that there may be no payment of interest or principal without the express approval of the
Minnesota Department of Commerce. During the year ended December 31, 2000 total interest paid on the 1994 Note was $6.6 million. Accrued interest was $1.9 million as of December 31, 2000. Interest paid on the 1994 Note since November
1, 1994 totaled $38.9 million.

NOTE 9. CAPITAL AND SURPLUS

The ability of the Company to pay cash dividends to its parent is restricted by law or subject to approval of the insurance regulatory authorities of Minnesota.
These authorities recognize only statutory accounting practices for determining the ability of an insurer to pay dividends to its shareholders.

                                     SAI-45

Under Minnesota insurance law regulating the payment of dividends by the
Company, any such payment must be an amount deemed prudent by the Company's
Board of Directors and, unless otherwise approved by the Commissioner of the
Minnesota Department of Commerce (the Commissioner), must be paid solely from the adjusted earned surplus of the Company. Adjusted earned surplus means the earned surplus as determined in accordance with statutory accounting practices
(unassigned funds), less 25% of the amount of such earned surplus which is attributable to net unrealized capital gains. Further, without approval of the
Commissioner, the Company may not pay in any calendar year any dividend which, when combined with other dividends paid within the preceding 12 months, exceeds the greater of (i) 10% of the Company's statutory surplus at the prior year-end or (ii) 100% of the Company's statutory net gain from operations (not including realized capital gains) for the prior calendar year.

The Company has 25,000,000 authorized shares of common stock with a par value of
$1.25 per share, 2,000,000 of which are outstanding. The Company also has
5,000,000 authorized shares of redeemable, cumulative, nonvoting preferred stock, none of which are outstanding.

The Company holds 80,000 shares of preferred stock in treasury at cost.

Total unassigned surplus at December 31, 2000 was $257.0 million and has no restrictions, except as described above.

NOTE 10. REINSURANCE

The Company is a member of reinsurance associations established for the purpose of ceding the excess of life insurance over retention limits. The Company's retention limit is $1,000,000 per insurable life for individual coverage. For group coverage and reinsurance assumed, the retention is $500,000 per life with per occurrence limitations, subject to certain maximums.

Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The amount of the allowance for uncollectible reinsurance receivables was immaterial at December 31, 2000 and 1999. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies.

As of December 31, 2000, $40.4 billion of life insurance in force was ceded to other companies. The Company had assumed $54.1 billion of life insurance in force as of December 31, 2000 (including $54.0 billion of reinsurance assumed pertaining to Federal Employees' Group Life Insurance and Servicemans' Group
Life Insurance). Also included in these amounts are $19.2 billion of reinsurance ceded and $27.8 billion of reinsurance assumed by the Life and Health
Reinsurance Division of ReliaStar Life.

The effect of reinsurance on premiums and recoveries is as follows:

YEAR ENDED DECEMBER 31 (IN MILLIONS)         2000            1999
--------------------------------------   -------------   ------------
Direct Premiums ......................    $  1,538.2      $  1,333.0
Reinsurance Assumed ..................         656.3           706.5
Reinsurance Ceded ....................        (333.2)         (288.1)
---------------------------------------   ----------      ----------
NET PREMIUMS .........................    $  1,861.3      $  1,751.4
=======================================   ==========      ==========
REINSURANCE RECOVERIES ...............    $    323.5      $    287.6
=======================================   ==========      ==========

NOTE 11. RELATED PARTY TRANSACTIONS

The Company maintains intercompany loan agreements with its affiliates. As of
December 31, 2000, the Company had a note receivable from its parent totaling
$55.0 million. This short-term note is due on demand and has an interest rate of
6%.

The Company received cash dividends totaling $12.0 million and $8.0 million from its subsidiaries during 2000 and 1999, respectively.

The Company and its affiliates have entered into agreements whereby they provide certain management, administrative, legal and other services to each other. The net amounts billed resulted in the Company recording a reduction of expenses totaling $42.8 million and $33.2 million in 2000 and 1999, respectively. The net costs allocated to the Company under these agreements may not be indicative of costs the Company might incur if these services were not provided by the
Company's affiliates.

                                     SAI-46

NOTE 12. COMMITMENTS AND CONTINGENCIES

LITIGATION
The Company is a defendant in various lawsuits in connection with the normal conduct of its insurance operations. In the opinion of management, the ultimate resolution of such litigation will not result in any material adverse impact to the financial position of the Company as of December 31, 2000.

JOINT GROUP LIFE AND ANNUITY CONTRACTS
The Company has issued certain participating group annuity and group life insurance contracts jointly with another insurance company. The Company has entered into an arrangement with this insurer whereby the Company will gradually transfer these liabilities (approximately $99 million at December 31, 2000) to the other insurer over a ten- year period which commenced in 1993. The terms of the arrangement specify the interest rate on the liabilities and provide for a transfer of assets and liabilities scheduled in a manner consistent with the expected cash flows of the assets allocated to support the liabilities. A contingent liability exists with respect to the joint obligor's portion of the contractual liabilities attributable to contributions received prior to July 1,
1993 in the event the joint obligor is unable to meet its obligations.

FINANCIAL INSTRUMENTS
The Company is a party to financial instruments with on and off-balance-sheet risk in the normal course of business to reduce its exposure to fluctuations in interest rates and equity prices. These financial instruments include commitments to extend credit, financial guarantees, equity indexed call options and interest rate swaps. Those instruments involve, to varying degrees, elements of credit, interest rate, equity price or liquidity risk in excess of the amount recognized in the Statutory Basis Statements of Admitted Assets, Liabilities,
Surplus and Other Funds.

The Company's exposure to credit loss in the event of nonperformance by the other party to the financial instrument for commitments to extend credit is represented by the contractual amount of those instruments. The Company uses the same credit policies in making commitments and conditional obligations as it does for on-balance-sheet instruments. For swaps and equity indexed call options, the contract or notional amounts do not represent exposure to credit loss. The Company's exposure to credit loss is limited to those financial instruments where the Company has an unrealized gain.

Unless otherwise noted, the Company does not require collateral or other security to support financial instruments with credit risk.

DECEMBER 31 (IN MILLIONS)                                             2000        1999
---------------------------------------------------------------   ----------   ---------
CONTRACT OR NOTIONAL
Amount Financial Instruments Whose Contract Amounts Represent
 Credit Risk:
 Commitments to Extend Credit .................................    $  27.0      $  9.1
 Financial Guarantees .........................................       15.0        28.5
Financial Instruments Whose Notional or Contract Amounts Exceed
 the Amount of Credit Risk:
 Interest Rate Swap Agreements ................................      155.0       339.5
 Equity Indexed Call Options ..................................        6.3         3.8
----------------------------------------------------------------   -------      ------

COMMITMENTS TO EXTEND CREDIT -- Commitments to extend credit are legally binding agreements to lend to a customer. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. They generally may be terminated by the Company in the event of deterioration in the financial condition of the borrower. Since some of the commitments are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future liquidity requirements. The Company evaluates each customer's creditworthiness on a case-by-case basis.

FINANCIAL GUARANTEES -- Financial guarantees are conditional commitments issued by the Company guaranteeing the performance of the borrower to a third party.
Those guarantees are primarily issued to support public and private commercial mortgage borrowing arrangements. The credit risk involved is essentially the same as that involved in issuing commercial mortgage loans.

The Company is a partner in four real estate joint ventures where the Company has guaranteed the repayment of loans of the partnership. As of December 31,
2000, the Company had guaranteed repayment of $15.0 million ($28.5 million at
December 31, 1999) of such loans including the portion allocable to the PFA. If any payment

                                     SAI-47

were made under these guarantees, the Company would be allowed to make a claim for repayment from the joint venture, foreclose on the assets of the joint venture, including its real estate investment, and, in certain instances, make a claim against the joint venture's general partner.

For certain of these partnerships, the Company has made capital contributions from time to time to provide the partnerships with sufficient cash to meet its obligations, including operating expenses, tenant improvements and debt service.
Capital contributions during 2000 and 1999 were insignificant. Further capital contributions may be required in future periods for certain of the joint ventures. The Company cannot predict the amount of such future contributions.

INTEREST RATE SWAP AGREEMENTS -- The Company enters into interest rate swap agreements to manage interest rate exposure. The primary reason for the interest rate swap agreements is to extend the duration of adjustable rate investments.
Interest rate swap transactions generally involve the exchange of fixed and floating rate interest payment obligations without the exchange of the underlying principal amounts. Changes in market interest rates impact income from adjustable rate investments and have an opposite (and approximately offsetting) effect on the reported income from the swap portfolio. Notional principal amounts are often used to express the volume of these transactions but do not represent the much smaller amounts potentially subject to credit risk.
The amount subject to credit risk is approximately equal to the unrealized gain on the agreements which was $3.2 million at December 31, 2000.

EQUITY INDEXED CALL OPTIONS -- The Company holds certain call options indexed to the performance of the S&P 500 Index as part of its asset/liability management strategy for its equity indexed annuity products. The Company held five call options with an aggregate notional amount of $6.3 million and an estimated fair value of $1.4 million as of December 31, 2000.

FUTURES CONTRACTS -- The Company previously entered into futures contracts to manage interest rate risk as part of the Company's asset and liability management program for its guaranteed investment contract (GIC) portfolio.
During 1997, the Company closed out all of its futures contracts and immediately entered into zero coupon interest rate swaps. As of December 31, 2000, the remaining deferred gain on the closed futures contracts was approximately $14 million, which is being amortized into income over the life of the liabilities whose cash flows they supported.

LEASES
The Company has operating leases for office space and certain computer processing and other equipment. Rental expense for these items was $11.8 million and $12.2 million for 2000 and 1999, respectively.

Future minimum aggregate rental commitments at December 31, 2000 for operating leases were as follows:

(IN MILLIONS)
-----------------------------------------------------------
2001    -      $ 4.3                    2004   -      $  .6
2002    -      $ 2.1                    2005   -      $  .5
2003    -      $  .9     2006 and thereafter   -      $ 1.9
-----------------------------------------------------------

NOTE 13. FAIR VALUE OF FINANCIAL INSTRUMENTS

The following disclosures about financial instruments, whether or not recognized in the balance sheet, are provided for financial instruments for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

Certain financial instruments and all nonfinancial instruments have been excluded from the following disclosures, accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The fair value estimates presented herein are based on pertinent information available to management as of December 31, 2000 and 1999. Although management is not aware of any factors that would significantly affect the estimated fair value amounts, such amounts have not been comprehensively revalued for purposes of these financial statements since that date; therefore, current estimates of fair value may differ significantly from the amounts presented herein.

                                     SAI-48

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

BONDS -- The estimated market value disclosures for bonds satisfy the fair value disclosure requirements (see Note 2).

STOCKS (UNAFFILIATED) -- Fair value equals carrying value for unaffiliated common stocks as these securities are carried at NAIC value, which approximates quoted market value. Fair value for preferred stocks equals NAIC market value, which approximates quoted market value.

MORTGAGE LOANS ON REAL ESTATE -- The fair values for mortgage loans on real estate are estimated using discounted cash flow analyses, using interest rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

CASH, SHORT-TERM INVESTMENTS AND POLICY LOANS -- The carrying amounts for these assets approximate the assets' fair values.

OTHER FINANCIAL INSTRUMENTS REPORTED AS ASSETS -- The carrying amounts for these financial instruments (primarily premiums and other accounts receivable and accrued investment income) approximate those assets' fair values.

INVESTMENT CONTRACT LIABILITIES -- The fair value for deferred annuities was estimated to be the amount payable on demand at the reporting date as those investment contracts have no defined maturity and are similar to a deposit liability. The amount payable at the reporting date was calculated as the account balance less applicable surrender charges.

The fair values for supplementary contracts without life contingencies and immediate annuities were estimated using discounted cash flow analyses. The discount rate was based upon treasury rates plus a pricing margin.

The carrying amounts reported for other investment contracts, which include participating pension contracts and retirement plan deposits, approximate those liabilities' fair value.

The fair value for GICs was estimated using discounted cash flow analyses. The discount rate used was based upon current industry offering rates on GICs of similar durations.

CLAIM AND OTHER DEPOSIT FUNDS -- The carrying amounts for claim and other deposit funds approximate the liabilities' fair value.

ENCUMBRANCES -- The fair value for debt obligations was based upon discounted cash flow analyses. The discount rate was based upon the Company's estimated current incremental borrowing rates.

OTHER FINANCIAL INSTRUMENTS REPORTED AS LIABILITIES -- The carrying amounts for other financial instruments (primarily normal payables of a short-term nature)
approximate those liabilities' fair values.

FINANCIAL GUARANTEES -- The fair values for financial guarantees were estimated using discounted cash flow analyses based upon the expected future net amounts to be expended. The estimated net amounts to be expended were determined based on projected cash flows and a valuation of the underlying collateral.

INTEREST RATE SWAPS -- The fair value for interest rate swaps was estimated using discounted cash flow analyses. The discount rate was based upon rates currently being offered for similar interest rate swaps available from similar counterparties.

                                     SAI-49

The carrying amounts and estimated fair values of the Company's financial instruments as of December 31, 2000 and 1999, are as follows:

                                                               2000                          1999
                                                   ----------------------------  ----------------------------
                                                      Carrying         Fair         Carrying         Fair
DECEMBER 31 (IN MILLIONS)                              Amount         Value          Amount         Value
-------------------------------------------------- -------------  -------------  -------------  -------------
FINANCIAL INSTRUMENTS RECORDED AS ASSETS:
 Bonds ...........................................  $  4,463.9     $  4,459.1     $  3,947.9     $  3,868.6
 Stocks (Unaffiliated) ...........................        28.1           31.5           28.7           28.9
 Mortgage Loans on Real Estate:
   Commercial ....................................       574.3          580.8          626.0          613.8
   Residential and Other .........................          .2             .2          165.2          164.6
 Policy Loans ....................................       260.4          260.4          250.3          250.3
 Cash and Short-Term Investments .................        67.3           67.3          106.1          106.1
 Other Financial Instruments Recorded
  as Assets ......................................       424.7          424.7          351.6          351.6
FINANCIAL INSTRUMENTS RECORDED AS LIABILITIES:
 Investment Contracts
   Deferred Annuities ............................    (1,321.2)      (1,308.9)      (1,425.4)      (1,416.5)
   GICs ..........................................       (89.7)        (106.7)         (79.1)         (96.8)
   Supplementary Contracts and Immediate Annuities      (217.5)        (216.1)        (210.1)        (216.6)
   Other Investment Contracts ....................      (140.5)        (140.2)        (147.8)        (147.8)
 Claim and Other Deposit Funds ...................       (56.6)         (44.2)         (59.5)         (59.5)
 Encumbrances ....................................          --             --           (9.0)          (9.0)
 Other Financial Instruments Recorded
  as Liabilities .................................      (301.1)        (301.1)        (230.7)        (230.7)
OFF-BALANCE SHEET FINANCIAL INSTRUMENTS:

 Financial Guarantees ............................          --            (.8)            --           (2.1)
 Interest Rate Swaps .............................          --            3.2             --            (.4)

--------------------------------------------------  ----------     ----------     ----------     ----------

Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's holdings of a particular financial instrument. Because no market exists for a significant portion of the Company's financial instruments, fair value estimates are based on judgments regarding future expected loss experience, current economic conditions, risk characteristics of various financial instruments, and other factors. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and, therefore, cannot be determined with precision.
Changes in assumptions could significantly affect the estimates.

Fair value estimates are based on existing on and off-balance sheet financial instruments without attempting to estimate the value of anticipated future business and the value of assets and liabilities that are not considered financial instruments. In addition, the tax ramifications related to the realization of the unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

                                     SAI-50